                                       THE
                                    GLENMEDE
                                      TRUST
                                     COMPANY








                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS







                                  ANNUAL REPORT
                                OCTOBER 31, 1996

                      THE GLENMEDE FUND PRESIDENT'S LETTER

   We are pleased to present the annual report for The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the "Fund," each individual portfolio a "Portfolio"). The Glenmede Fund, Inc. was created in November 1988 to provide The Glenmede Trust Company's ("Glenmede") clients access to specialty products that complement Glenmede's core investment services in the stock and bond markets. The Glenmede Fund, Inc. is comprised of ten separate portfolios, consisting of the Government Cash, Tax-Exempt Cash, Intermediate Government, Equity, Small Capitalization Equity, International, Institutional International, Model Equity, International Fixed Income and Emerging Markets Portfolios. The Glenmede Portfolios is comprised of the Municipal Intermediate Portfolio and the New Jersey Municipal Portfolio.

   Generally, the Fund's goal is to generate attractive investment returns and to maintain low expenses. Glenmede does not charge the Fund a fee for investment management, with the exception of the Institutional International and Emerging Markets Portfolios, which incorporate the fee within the Portfolio rather than at the account level. We hope you will be pleased with our progress toward these goals over the past year.

   The past year has been very rewarding for most equity investors. Virtually unchanged interest rates and low inflation rates buoyed the equity markets and to a lesser extent the bond market. The graphic comparisons on the following pages provide a way for investors to monitor investment performance and compare our results against certain indices.

   The following is a description of the twelve portfolios:

   The Government Cash Portfolio, with approximately $467 million in net assets at December 1, 1996, seeks maximum current interest income consistent with the preservation of capital and liquidity by investing in a portfolio of short-term government securities.

   The Tax-Exempt Cash Portfolio, with approximately $220 million in net assets at December 1, 1996, seeks to generate interest income exempt from Federal income tax through investment in short-term high-quality municipal securities.

   The Intermediate Government Portfolio, with net assets of approximately $263 million at December 1, 1996, seeks maximum long-term total return consistent with reasonable risk to principal through the active management of U.S. Government, agency and mortgage-backed securities, with an average maturity of three to ten years. The investment principle used is to lengthen maturities gradually as interest rates rise and shorten maturities gradually as interest rates fall. The Portfolio also takes advantage of changes in sector spreads and undervalued securities within sectors.

   The Equity Portfolio, with net assets of approximately $102 million at December 1, 1996, seeks to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in common stocks and may be suitable for taxable investors.


   The Small Capitalization Equity Portfolio, with net assets of approximately $326 million at December 1, 1996, seeks to provide long-term appreciation consistent with reasonable risk to principal by investing in equity securities of companies with market capitalizations of less than $1 billion. Most securities have had market capitalizations between $75 million and $500 million.


   The Model Equity Portfolio, with net assets of approximately $56 million at December 1, 1996, seeks to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in common stocks and may be suitable for tax exempt investors.


   The International Fixed Income Portfolio, with net assets of approximately $27 million at December 1, 1996, seeks to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in non-dollar denominated fixed income securities issued by foreign governments and governmental agencies and other agencies, enterprises or instrumentalities sponsored by foreign governments.

   The International Portfolio, with net assets of approximately $692 million at December 1, 1996, seeks maximum long-term total return consistent with reasonable risk to principal by investing in equity securities of companies located outside of the United States. A value-oriented investment discipline is followed.

   The Institutional International Portfolio, with net assets of approximately $62 million at December 1, 1996, is invested very similarly to the International Portfolio and varies only in that the Portfolio has a management fee of 0.75% a year.

   The Emerging Markets Portfolio, with net assets of approximately $87 million at December 1, 1996, seeks to provide long-term growth of capital by investing primarily in equity securities of issuers in countries having emerging markets.

   The Municipal Intermediate Portfolio, with net assets of approximately $19 million at December 1, 1996, seeks to provide as high a level of current income exempt from Federal income tax and Pennsylvania state income tax as is consistent with preservation of capital.

   The New Jersey Municipal Portfolio, with net assets of approximately $8 million at December 1, 1996, seeks to provide as high a level of current income exempt from Federal income tax and New Jersey state income tax as is consistent with preservation of capital by investing in New Jersey municipal obligations.

   From a start of approximately $500 million in 1988, the Fund has grown in size to approximately $2.3 billion. We appreciate your support in this endeavor and will strive to make The Glenmede Fund, Inc. and The Glenmede Portfolios continue to meet shareholders' needs.
                                      Sincerely,

                                      /s/ John W. Church, Jr.
                                      ------------------------------------
                                      JOHN W. CHURCH, JR.
                                      President, Chairman of the Board

December 1, 1996

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Government Cash Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1996

-------------------------------------------------------------------------------------
                             Average Annual Total Return
-------------------------------------------------------------------------------------
                                                         Donoghue's U.S. Government
                                                                and Agencies
Government Cash Portfolio                                    Money Fund Average
----------------------------------------               -----------------------------
Year ended 10/31/96                           5.46%                 4.89%
Five Years ended 10/31/96                     4.50%                 3.90%
Inception (11/7/88) through 10/31/96          5.84%                 5.21%
 -----------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                         7-Day                     7-Day
Government Cash Portfolio                Yield                Effective Yield
-------------------------               -------               ---------------
As of 12/1/96                             5.27%                     5.41%
-----------------------------------------------------------------------------

   During the past fiscal year, the Government Cash Portfolio outperformed the Donoghue's U.S. Government and Agencies Money Fund Average due to its use of overnight and term mortgage-backed security repurchase agreements. This strategy enhances the yield while maintaining a high quality diversified portfolio of money market instruments.

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                        GOVERNMENT CASH PORTFOLIO VS.
          DONOGHUE'S U.S. GOVERNMENT AND AGENCIES MONEY FUND AVERAGE
                           11/7/88 THROUGH 10/31/96

                                                     Donoghue's
                                                  U.S. Government
                    Glenmede Government            and Agencies
                      Cash Portfolio*           Money Fund Average*

   Nov. 1988            $10,000                      $10,000
   Oct. 1989             10,927                       10,874
   Oct. 1990             11,846                       11,720
   Oct. 1991             12,627                       12,423
   Oct. 1992             13,156                       12,871
   Oct. 1993             13,575                       13,208
   Oct. 1994             14,091                       13,637
   Oct. 1995             14,918                       14,353
   Oct. 1996             15,733                       15,055

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------
The Donoghue's U.S. Government and Agencies Money Fund Average is comprised of Money Market Funds investing in U.S. treasury securities and government agency obligations. Funds included in this average must have at least $100,000 in total net assets.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's investment return will vary with market conditions. Yields will fluctuate as market conditions change. An investment in money market funds is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. There can be no assurance that money market funds will be able to maintain their net asset value of $1.00 per share.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Tax-Exempt Cash Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1996

------------------------------------------------------------------------------
                          Average Annual Total Return
------------------------------------------------------------------------------
                                                          Donoghue's General
Tax-Exempt Cash Portfolio                                   Purpose Average
-----------------------------------------               ---------------------
Year ended 10/31/96                            3.42%             3.04%
Five Years ended 10/31/96                      3.06%             2.65%
Inception (11/10/88) through 10/31/96          4.04%             3.61%
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
                                         7-Day                     7-Day
Tax-Exempt Cash Portfolio                Yield                Effective Yield
-------------------------               -------               ---------------
As of 12/1/96                             3.45%                     3.50%
------------------------------------------------------------------------------

   The Tax-Exempt Cash Portfolio has outperformed the Donoghue's General Purpose Average consistently. During the past fiscal year, the strategy of maintaining a shorter average maturity which increases yield when rates rise or when there is a greater supply of short-term securities combined with a low expense ratio has resulted in good relative performance.

               Hypothetical Illustration of $10,000 Invested in
       Tax-Exempt Cash Portfolio vs. Donoghue's General Purpose Average
                          11/10/88 through 10/31/96

                    Glenmede Tax-Exempt          Donogue's General
                      Cash Portfolio*             Purpose Average*

   Nov. 1988            $10,000                      $10,000
   Oct. 1989             10,627                       10,546
   Oct. 1990             11,249                       11,127
   Oct. 1991             11,792                       11,623
   Oct. 1992             12,183                       11,953
   Oct. 1993             12,469                       12,191
   Oct. 1994             12,776                       12,452
   Oct. 1995             13,257                       12,864
   Oct. 1996             13,710                       13,254

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------
The Donoghue's Stock Broker and General Purpose Tax-Free Average is comprised of Money Market Funds investing in fixed income securities issued by state and local government. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to alternative minimum tax. Funds included in this average must have at least $100,000 in total net assets.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's investment return will vary with market conditions. Yields will fluctuate as market conditions change. An investment in money market funds is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. There can be no assurance that money market funds will be able to maintain their net asset value of $1.00 per share.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1996

--------------------------------------------------------------------------------------
                              Average Annual Total Return
--------------------------------------------------------------------------------------
                                                            Merrill Lynch 1-10 Year
Intermediate Government Portfolio                          Government/Treasury Index
-----------------------------------------                -----------------------------
Year ended 10/31/96                            5.88%                 5.54%
Five Years ended 10/31/96                      6.79%                 6.86%
Inception (11/17/88) through 10/31/96          8.54%                 8.34%
 -------------------------------------------------------------------------------------

   During the past fiscal year, the outperformance of the Intermediate Government Portfolio, as compared to the Merrill Lynch 1-10 Year
Government/Treasury Index, can be attributed to the performance of mortgage backed securities. Long term, this Portfolio has outperformed the index since inception.

               Hypothetical Illustration of $10,000 Invested in
                    Intermediate Government Portfolio vs.
             Merrill Lynch 1 - 10 Year Government/Treasury Index
                          11/17/88 through 10/31/96

                                                       Index:
                                                    Merrill Lynch
                    Glenmede Intermediate             1-10 Year
                    Government Portfolio*         Government/Treasury*

   Nov. 1988            $10,000                      $10,000
   Oct. 1989             11,120                       11,132
   Oct. 1990             12,045                       11,990
   Oct. 1991             13,821                       13,572
   Oct. 1992             15,112                       14,914
   Oct. 1993             16,682                       16,290
   Oct. 1994             16,177                       16,017
   Oct. 1995             18,128                       17,923
   Oct. 1996             19,194                       18,916

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------

The Merrill Lynch 1-10 Year Government/Treasury Index is comprised of U.S. treasury and agency securities with a par amount outstanding of greater than or equal to $25 million, a maturity range of 1 through 9.99 years and fixed rate coupon greater than 4 1/4 %.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                                  Equity Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996

------------------------------------------------------------------------------
                         Average Annual Total Return
 -----------------------------------------------------------------------------
Equity Portfolio                                      S&P  500     Dow  Jones
-------------------------------------                 ---------    -----------
Year ended 10/31/96                       28.65%      24.08%       29.76%
Five Years ended 10/31/96                 15.34%      15.52%       17.63%
Inception (7/20/89) through 10/31/96      13.22%      14.01%       15.84%
 -----------------------------------------------------------------------------

   Stock indices rose sharply during the past fiscal year, reflecting continued earnings gains and low inflation. The Equity Portfolio participated in this rise, outperforming the Standard & Poor's 500 Stock Index, which remains fully invested at all times.

               Hypothetical Illustration of $10,000 Invested in
  Equity Portfolio vs. S&P 500 Stock Index and Dow Jones Industrial Average
                           7/20/89 through 10/31/96

                   Equity                S&P 500              Dow Jones
                  Portfolio*           Stock Index       Industrial Average

July 1989        $10,000                $10,000               $10,000
Oct. 1989         10,127                 10,200                10,424
Oct. 1990          8,978                  9,459                 9,962
Oct. 1991         12,103                 12,629                12,952
Oct. 1992         13,146                 13,885                14,036
Oct. 1993         15,329                 15,953                16,482
Oct. 1994         15,514                 15,564                17,987
Oct. 1995         19,203                 20,936                22,479
Oct. 1996         24,705                 25,977                29,167

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------

The S&P 500 Stock Index is an index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Dow Jones Industrial Average is a price weighted average based on the "price only" performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator which has been adjusted over the years for stock splits, stock dividends, and substitution of stock).
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                       Small Capitalization Equity Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996


------------------------------------------------------------------------------
                         Average Annual Total Return
------------------------------------------------------------------------------
Small Capitalization Equity Portfolio                S&P 500     Russell 2000
 ------------------------------------               ---------   --------------
Year ended 10/31/96                      18.22%       24.08%        16.60%
Five years ended 10/31/96                15.07%       15.52%        14.80%
Inception (3/1/91) through 10/31/96      15.44%       15.17%        16.11%
 ------------------------------------   --------    ---------   --------------

   The value style of investing helped the Small Capitalization Equity Portfolio to another year of strong relative performance. Although the Portfolio's performance over the past fiscal year was below the Standard & Poor's 500 Stock Index, it was significantly better than the Russell 2000 Stock Index. Performance was driven by our value approach to stock selection coupled with an overweighted position in the strong financial and real estate sectors.

               Hypothetical Illustration of $10,000 Invested in
Small Capitalization Equity Portfolio vs. S&P 500 Stock Index and
                               Russell 2000 Index
                           3/1/91 through 10/31/96

                  Small Cap            Russell 2000            S&P 500
              Equity Portfolio           Index               Stock Index

March 1991       $10,000                $10,000               $10,000
Oct. 1991         11,184                 11,696                10,828
Oct. 1992         11,443                 12,805                11,906
Oct. 1993         15,318                 16,954                13,679
Oct. 1994         15,754                 16,902                14,203
Oct. 1995         19,086                 19,999                17,952
Oct. 1996         22,563                 23,320                22,275


         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------
The S&P 500 Stock Index is an index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies stock which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                               Model Equity Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996

-------------------------------------------------------------------------------
                         Average Annual Total Return
-------------------------------------------------------------------------------
Model Equity Portfolio                                                S&P 500
-------------------------------------                                ----------
Year ended 10/31/96                               17.13%              24.08%
Inception (12/31/92) through 10/31/96             14.11%              16.55%
-------------------------------------------------------------------------------

   The Model Equity Fund is an actively managed large cap value fund which utilizes a systematic and disciplined quantitative investment process combined with professional judgment. Prior to March, 1996, the fund was managed using a purely quantitative methodology. The Fund has underperformed the S&P 500 Stock Index during the past fiscal year and for the period since inception.
               Hypothetical Illustration of $10,000 Invested in
                Model Equity Portfolio vs. S&P 500 Stock Index
                          12/31/92 through 10/31/96

                           Model                     S&P 500
                      Equity Portfolio             Stock Index

   Jan. 1933            $10,000                      $10,000
   Apr. 1993             10,508                       10,255
   Oct. 1993             12,305                       11,023
   Apr. 1994             12,315                       10,765
   Oct. 1994             12,194                       11,445
   Apr. 1995             12,768                       12,637
   Oct. 1995             14,145                       14,466
   Apr. 1996             15,616                       16,453
   Oct. 1996             16,569                       17,949

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------
The S&P 500 Stock Index is an index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                     International Fixed Income Portfolio
                             PORTFOLIO HIGHLIGHTS
                               October 31, 1996

------------------------------------------------------------------------------------------
                                Average Annual Total Return
------------------------------------------------------------------------------------------
                                                         Salomon Brothers Non-U.S. World
International Fixed Income Portfolio                          Government Bond Market
-----------------------------------------               ----------------------------------
Year ended 10/31/96                           4.60%                    5.45%
Inception (11/2/92) through 10/31/96          9.68%                   10.13%
 -----------------------------------------------------------------------------------------

   During the past fiscal year, the underperformance of the International Fixed Income Portfolio, as compared to the Salomon Brothers Non-U.S. World Government Bond Market Index, can be attributed to underweighting in Italy and the United Kingdom. The Portfolio is more diversified with respect to country weightings than the Index, which provides lower volatility of returns.

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
   INTERNATIONAL FIXED INCOME PORTFOLIO VS. SALOMON BROTHERS NON-U.S. WORLD
                         GOVERNMENT BOND MARKET INDEX
                           11/2/92 THROUGH 10/31/96


                                                  Salomon Brothers
                                                  Non-U.S. World
                    International Fixed             Government
                     Income Portfolio               Bond Market

   Nov. 1992            $10,000                      $10,000
   Apr. 1993             10,735                       10,609
   Oct. 1993             11,013                       11,119
   Apr. 1994             11,358                       11,483
   Oct. 1994             12,092                       12,098
   Apr. 1995             13,518                       13,864
   Oct. 1995             13,834                       13,936
   Apr. 1996             13,727                       13,911
   Oct. 1996             14,470                       14,695

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------
The Salomon Brothers Non-U.S. World Government Bond Market Index measures the total return performance of government issues of major industrialized countries with the exclusion of U.S. government issues. The index is calculated on a weighted average and includes the effect of income reinvestment.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              International Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996

------------------------------------------------------------------------------
                         Average Annual Total Return
------------------------------------------------------------------------------
                                                     Morgan Stanley EAFE-IX ND
International Portfolio                                   Weighted Index
-------------------------------------                -------------------------
Year ended 10/31/96                       13.47%              10.47%
Five Years ended 10/31/96                 11.90%               7.65%
Inception (11/17/88) through 10/31/96     11.03%               4.43%
 -----------------------------------------------------------------------------

   During the past fiscal year and since inception, the International Portfolio has outperformed the Morgan Stanley EAFE-IX ND Weighted Index due to the investment manager's disciplined, value-based style. Favorable country and security selection has been the primary reason for the Portfolio's strong relative performance.

               Hypothetical Illustration of $10,000 Invested in
     International Portfolio vs. Morgan Stanley EAFE-IX ND Weighted Index
                          11/17/88 through 10/31/96

                                                   Morgan Stanley EAFE
                   International Portfolio          CAP Weighted Index

   Nov. 1988              $10,000                       $10,000
   Oct. 1989               11,207                        10,481
   Oct. 1990               11,685                         9,138
   Oct. 1991               13,101                         9,774
   Oct. 1992               12,743                         8,482
   Oct. 1993               17,007                        11,659
   Oct. 1994               19,433                        12,836
   Oct. 1995               20,254                        12,789
   Oct. 1996               22,982                        14,129

        * Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
-----------------------------------------------------------------------------
The Morgan Stanley EAFE-IX ND Weighted Index is a capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                       Institutional International Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996

----------------------------------------------------------------------------
                        Average Annual Total Return
----------------------------------------------------------------------------
Institutional International                       Morgan Stanley EAFE-IX ND
  Portfolio                                             Weighted Index
------------------------------------              --------------------------
Year ended 10/31/96                      14.46%             10.47%
Inception (8/1/92) through 10/31/96      12.28%             12.41%
----------------------------------------------------------------------------

   During the past fiscal year, the Institutional International Portfolio has outperformed the Morgan Stanley EAFE-IX ND Weighted Index due to favorable country and security selection.

               Hypothetical Illustration of $10,000 Invested in
            Institutional International Portfolio vs. Morgan Stanley
                            EAFE-IX ND Weighted Index
                           8/1/92 through 10/31/96


                       Institutional            Morgan Stanley EAFE
                   International Portfolio      CAP Weighted Index

   Aug. 1992            $10,000                      $10,000
   Oct. 1992              9,440                        9,871
   Apr. 1993             11,234                       12,280
   Oct. 1993             12,493                       13,568
   Apr. 1994             13,511                       14,323
   Oct. 1994             14,240                       14,937
   Apr. 1995             13,981                       15,123
   Oct. 1995             14,294                       14,882
   Apr. 1996             16,314                       16,848
   Oct. 1996             16,361                       16,440

         * Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
-----------------------------------------------------------------------------
The Morgan Stanley EAFE-IX ND Weighted Index is a capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Emerging Markets Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996

----------------------------------------------------------------------------------------
                              Average Annual Total Return
----------------------------------------------------------------------------------------
                                                      Morgan Stanley
                                                     Emerging Markets
Emerging Markets Portfolio                              Free Index       IFC Composite
--------------------------------------               ----------------    ---------------
Year ended 10/31/96                       (0.96)%         6.48%              7.20%
Inception (12/14/94) through 10/31/96     (1.42)%        (3.98)%            (4.76)%
----------------------------------------------------------------------------------------

   Since inception, the Emerging Markets Portfolio has outperformed the Morgan Stanley Emerging Markets Free Index due to an underweight position in Latin America in the early part of the year and an overweight position in some of the best performing markets, such as Greece and Turkey, where the investment manager found the largest number of attractive securities in the first two quarters.

               Hypothetical Illustration of $10,000 Invested in
        Emerging Markets Portfolio vs. Morgan Stanley Emerging Markets
                         Free Index and IFC Composite
                          12/14/94 through 10/31/96

                                     Morgan Stanley
               Emerging Markets     Emerging Markets
                  Portfolio           Free Index           IFC Composite

Dec. 1994        $10,000                $10,000               $10,000
Apr. 1995         10,300                  8,624                 8,592
July 1995         11,052                  9,309                 9,067
Oct. 1995          9,829                  8,700                 8,511
Dec. 1995          8,989                  8,924                 8,529
Apr. 1996         10,500                  9,859                 9,728
July 1996         10,173                  9,201                 9,076
Oct. 1996          9,735                  9,265                 9,145

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
-----------------------------------------------------------------------------
The Morgan Stanley Emerging Markets Free Index is a measure of the performance of the major emerging economies with sizable and active equity markets in Asia, Latin America, the Middle East, Africa and Europe. Only those countries open to non-local investors are included. The IFC Composite is a measure of the performance of stock markets in countries with developing economies, especially those meeting World Bank classifications of low-income and middle-income, but may include high-income economies where the stock market is likely to be developing for some time. Markets are included in Latin America, East Asia, South Asia and Europe/Mideast/Africa.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Muni Intermediate Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996

-----------------------------------------------------------------------------------
                            Average Annual Total Return
-----------------------------------------------------------------------------------
Muni Intermediate Portfolio                      Lehman 7-Year       Merrill Lynch
------------------------------------             ---------------    ---------------
Year ended 10/31/96                     4.67%        4.66%               5.68%
Inception (6/5/92) through 10/31/96     5.42%        6.84%               6.69%
 ----------------------------------------------------------------------------------

   During the past fiscal year, the Muni Intermediate Portfolio slightly outperformed the Lehman Brothers Municipal 7-Year Bond Index. The strategy has been to provide a well diversified portfolio with defensive characteristics, in the intermediate maturity range.

               Hypothetical Illustration of $10,000 Invested in
          Muni Intermediate Portfolio vs. Lehman Brothers Municipal
                            7-Year Bond Index and
               Merrill Lynch Municipal Bond Index (Bank Trust)
                           6/5/92 through 10/31/96


                    Muni              Merrill Lynch       Lehman Brothers
                Intermediate          Municipal Bond         Municipal
                 Portfolio             (Bank Trust)         7-Year Bond

June 1992        $10,000                $10,000               $10,000
Oct. 1992         10,074                 10,327                10,366
Apr. 1993         10,669                 11,063                11,016
Oct. 1993         11,137                 11,503                11,607
Apr. 1994         10,912                 11,234                11,358
Oct. 1994         10,788                 11,317                11,388
Apr. 1995         11,459                 11,863                12,021
Oct. 1995         12,057                 12,589                12,792
Apr. 1996         12,215                 12,840                12,932
Oct. 1996         12,621                 13,304                13,388

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------
The Lehman Brothers Municipal 7-Year Bond Index is a total return performance benchmark for the intermediate-term, investment-grade tax-exempt bond market. The Merrill Lynch Municipal Bond Index (Bank Trust) is designed to model the average characteristics of municipal common trust funds as reported by Nuveen. The index is comprised of municipal securities of various maturities and of a quality range of A/A3 and above.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             New Jersey Muni Portfolio
                                PORTFOLIO HIGHLIGHTS
                                  October 31, 1996

------------------------------------------------------------------------------------
                            Average Annual Total Return
------------------------------------------------------------------------------------
New Jersey Muni Portfolio                          Lehman 7-Year      Merrill Lynch
------------------------------------              ---------------    ---------------
Year ended 10/31/96                      4.24%         4.66%              5.68%
Inception (11/1/93) through 10/31/96     3.85%         4.89%              4.98%
------------------------------------   -------    ---------------    ---------------

   The New Jersey Muni Portfolio has underperformed the Lehman Brothers Municipal 7-Year Bond Index as a result of its slightly longer duration. The strategy has been to provide a very high quality, well diversified portfolio with an intermediate maturity to Portfolio investors.

               Hypothetical Illustration of $10,000 Invested in
New Jersey Muni Portfolio vs. Lehman Brothers Municipal 7-Year Bond Index and
               Merrill Lynch Municipal Bond Index (Bank Trust)
                           11/1/93 through 10/31/96

                                     Lehman Brothers        Merrill Lynch
                 New Jersey             Municipal           Municipal Bond
               Muni Portfolio          7-Year Bond           (Bank Trust)

Nov. 1993        $10,000                $10,000               $10,000
Apr. 1994          9,660                  9,785                 9,767
Oct. 1994          9,488                  9,812                 9,838
Apr. 1995         10,102                 10,357                10,313
Oct. 1995         10,744                 11,021                10,944
Apr. 1996         10,863                 11,142                11,162
Oct. 1996         11,200                 11,535                11,565

         * Assumes the reinvestment of all dividends and distributions.
-----------------------------------------------------------------------------
The Lehman Brothers Municipal 7-Year Bond Index is a total return performance benchmark for the intermediate-term, investment-grade tax-exempt bond market. The Merrill Lynch Municipal Bond Index (Bank Trust) is designed to model the average characteristics of municipal common trust funds as reported by Nuveen. The index is comprised of municipal securities of various maturities and of a quality range of A/A3 and above.
Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           STATEMENTS OF OPERATIONS
                     For the year ended October 31, 1996

                                                          Government      Tax-Exempt     Intermediate
                                                             Cash            Cash         Government
                                                           Portfolio      Portfolio        Portfolio
                                                         -------------   ------------    --------------
Investment income:
     Dividends (net of foreign withholding taxes)+  ..    $     --        $    --         $    --
     Interest (net of foreign withholding taxes)++  ..     25,037,869      8,113,983       18,096,109
                                                         -------------   ------------    --------------
          Total investment income  ...................     25,037,869      8,113,983       18,096,109
                                                         -------------   ------------    --------------
Expenses:
     Investment advisory fee  ........................         --             --               --
     Administration fee  .............................        183,151         95,073          110,811
     Shareholder servicing fee  ......................        226,624        117,082          136,249
     Custodian fee  ..................................         37,797         18,684           22,395
     Legal and audit fees  ...........................         83,329         38,144           56,394
     Directors' fees and expenses  ...................         13,589          6,035            7,889
     Registration and filing fees  ...................         14,354              0                0
     Other expenses  .................................        161,544         76,651          116,968
                                                         -------------   ------------    --------------
          Total expenses  ............................        720,388        351,669          450,706
                                                         =============   ============    ==============
Net investment income  ...............................     24,317,481      7,762,314       17,645,403
                                                         -------------   ------------    --------------

Realized and unrealized gain/(loss) on investments:
     Net realized gain/(loss) on:
          Securities transactions  ...................            781            (13)         214,030
          Foreign currency transactions  .............         --             --               --
                                                         -------------   ------------    --------------
          Net realized gain/(loss) on investments  ...            781            (13)         214,030
                                                         -------------   ------------    --------------
     Net change in unrealized appreciation/(depreciation)
        of:
          Securities  ................................         --             --           (1,992,578)
          Foreign currency translation  ..............         --             --               --
                                                         -------------   ------------    --------------
          Net unrealized appreciation/(depreciation) on
             investments .............................         --             --           (1,992,578)
                                                         -------------   ------------    --------------
Net realized and unrealized gain/(loss) on investments            781            (13)      (1,778,548)
                                                         -------------   ------------    --------------
Net increase/(decrease) in net assets resulting from
   operations ........................................    $24,318,262     $7,762,301      $15,866,855
                                                         =============   ============    ==============

------
 + The Equity Portfolio, Small Capitalization Equity Portfolio, Model Equity
   Portfolio, International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio had foreign dividend withholding taxes of $11,425, $3,713, $1,824, $2,080,307, $197,461 and $102,900, respectively.
++ The International Fixed Income Portfolio had foreign interest withholding taxes of $283.

                      See Notes to Financial Statements.

                     Small                        International
                 Capitalization      Model            Fixed                            Institutional       Emerging
    Equity           Equity          Equity           Income        International      International       Markets
   Portfolio       Portfolio       Portfolio        Portfolio         Portfolio          Portfolio        Portfolio
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

    $2,006,399    $ 5,231,510      $  803,535       $   --           $15,032,258        $1,445,769       $ 1,447,935
        67,684        597,941          67,712        1,784,361         2,097,993            63,537           253,825
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
     2,074,083      5,829,451         871,247        1,784,361        17,130,251         1,509,306         1,701,760
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

      --               --              --               --                --               382,491           830,578
        33,415        101,413          12,716           10,614           216,069            20,500            25,712
        42,934        125,390          15,789           13,077           265,082            --                --
         4,669         20,551           2,504            8,445           150,543            16,909           270,209
        14,272         30,102           4,831            7,501            58,882            10,109            12,244
         2,160          6,323             998              678            14,343             1,332             7,310
           369         43,244           8,807               77            96,154             7,925            21,232
        33,718        101,275             885           15,191           159,638            38,250             3,247
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
       131,537        428,298          46,530           55,583           960,711           477,516         1,170,532
 =============   ==============   ============    ===============   ===============   ===============   ==============
     1,942,546      5,401,153         824,717        1,728,778        16,169,540         1,031,790           531,228
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

     8,245,044     22,099,067         605,642          113,654         1,641,419           586,873           370,191
      --               --              --                7,276          (269,772)          (33,382)           75,411
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
     8,245,044     22,099,067         605,642          120,930         1,371,647           553,491           445,602
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

    11,633,992     14,741,219       3,541,791         (664,185)       41,884,049         5,028,823        (3,306,342)
      --               --              --               (9,870)          (33,880)           (5,530)           (2,996)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

    11,633,992     14,741,219       3,541,791         (674,055)       41,850,169         5,023,293        (3,309,338)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
    19,879,036     36,840,286       4,147,433         (553,125)       43,221,816         5,576,784        (2,863,736)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

   $21,821,582    $42,241,439      $4,972,150       $1,175,653       $59,391,356        $6,608,574       $(2,332,508)
 =============   ==============   ============    ===============   ===============   ===============   ==============

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                     STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE YEAR ENDED OCTOBER 31, 1996

                                                                  Government       Tax-Exempt      Intermediate
                                                                     Cash             Cash          Government
                                                                  Portfolio        Portfolio         Portfolio
                                                                --------------   --------------    --------------
Net investment income  ......................................    $ 24,317,481     $  7,762,314     $ 17,645,403
Net realized gain/(loss) on investments  ....................             781              (13)         214,030
Net unrealized appreciation/(depreciation) on investments
  and net assets ............................................         --               --            (1,992,578)
                                                                --------------   --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations ................................................      24,318,262        7,762,301       15,866,855
Distributions to shareholders:
     From net investment income  ............................     (24,317,481)      (7,762,314)     (17,973,595)
     From net realized gain on investments  .................         --               --               --
     In excess of net investment income  ....................         --               --               --
Net increase/(decrease) in net assets from capital share
   transactions .............................................      43,788,531         (808,888)     (81,264,828)
                                                                --------------   --------------    --------------
Net increase/(decrease) in net assets  ......................      43,789,312         (808,901)     (83,371,568)
NET ASSETS:
Beginning of year  ..........................................     408,605,225      225,808,003      342,874,290
                                                                --------------   --------------    --------------
End of year  ................................................    $452,394,537     $224,999,102     $259,502,722
                                                                ==============   ==============    ==============

                     FOR THE YEAR ENDED OCTOBER 31, 1995

                                                                     Government       Tax-Exempt      Intermediate
                                                                        Cash             Cash          Government
                                                                     Portfolio        Portfolio         Portfolio
                                                                   --------------   --------------    --------------
Net investment income  .........................................    $ 24,895,872     $  7,886,077     $ 21,980,256
Net realized gain/(loss) on investments  .......................         (26,819)         (27,815)       5,099,980
Net unrealized appreciation/(depreciation) on investments and
  net assets ...................................................         --               --            10,354,660
                                                                   --------------   --------------    --------------
Net increase/(decrease) in net assets resulting from operations       24,869,053        7,858,262       37,434,896
Distributions to shareholders:
     From net investment income  ...............................     (24,895,872)      (7,886,077)     (22,229,135)
     From net realized gain on investments  ....................         --               --               --
Net increase/(decrease) in net assets from capital share
   transactions ................................................      55,227,181        2,850,330       (6,128,007)
                                                                   --------------   --------------    --------------
Net increase/(decrease) in net assets  .........................      55,200,362        2,822,515        9,077,754
NET ASSETS:
Beginning of year  .............................................     353,404,863      222,985,488      333,796,536
                                                                   --------------   --------------    --------------
End of year  ...................................................    $408,605,225     $225,808,003     $342,874,290
                                                                   ==============   ==============    ==============

------
* The Emerging Markets Portfolio commenced operations on December 14, 1994.

                      See Notes to Financial Statements.

                     Small                         International
                 Capitalization       Model            Fixed                            Institutional      Emerging
    Equity           Equity          Equity            Income        International      International       Markets
   Portfolio       Portfolio        Portfolio        Portfolio         Portfolio          Portfolio        Portfolio
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
    $1,942,546    $  5,401,153     $   824,717      $ 1,728,778       $ 16,169,540       $ 1,031,790      $   531,228
     8,245,044      22,099,067         605,642          120,930          1,371,647           553,491          445,602

    11,633,992      14,741,219       3,541,791         (674,055)        41,850,169         5,023,293       (3,309,338)
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------

    21,821,582      42,241,439       4,972,150        1,175,653         59,391,356         6,608,574       (2,332,508)

    (1,890,653)     (5,193,834)       (765,438)      (1,830,533)       (17,200,867)         (933,405)        (791,631)
    (8,439,400)    (22,099,067)       (594,750)        (125,953)        (1,700,763)         (587,999)         (79,207)
      --               --               --               --             (2,182,510)         (235,506)              --

     2,536,458     122,498,366      30,538,451          165,160        261,942,539         9,332,942       62,291,262
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
    14,027,987     137,446,904      34,150,413         (615,673)       300,249,755        14,184,606       59,087,916

    80,156,887     170,968,506      15,980,539       26,959,457        343,208,893        44,205,543       27,296,598
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
   $94,184,874    $308,415,410     $50,130,952      $26,343,784       $643,458,648       $58,390,149      $86,384,514
 =============   ==============   =============    ===============   ===============   ===============   =============

                     Small                         International
                 Capitalization       Model            Fixed                            Institutional      Emerging
    Equity           Equity          Equity            Income        International      International       Markets
   Portfolio       Portfolio        Portfolio        Portfolio         Portfolio          Portfolio       Portfolio*
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
    $1,606,276    $  2,693,308     $   524,902      $ 1,653,102       $  8,036,971       $   380,781      $   337,374
     2,910,296      17,015,673       2,726,152          102,337         14,395,636           361,563         (411,130)

    10,171,776       8,446,898        (426,228)       1,630,200         (8,729,247)       (1,210,567)      (1,075,968)
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
    14,688,348      28,155,879       2,824,826        3,385,639         13,703,360          (468,223)      (1,149,724)

    (1,678,803)     (2,730,374)       (516,246)      (1,482,934)        (7,792,634)          (26,978)        (229,617)
    (2,715,940)    (17,034,956)     (2,225,023)         (24,321)       (14,630,296)         (841,909)          --

     5,817,579      52,705,701      (4,757,431)       8,496,635         59,415,662        28,466,613       28,675,939
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
    16,111,184      61,096,250      (4,673,874)      10,375,019         50,696,092        27,129,503       27,296,598

    64,045,703     109,872,256      20,654,413       16,584,438        292,512,801        17,076,040           --
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
   $80,156,887    $170,968,506     $15,980,539      $26,959,457       $343,208,893       $44,205,543      $27,296,598
 =============   ==============   =============    ===============   ===============   ===============   =============

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each year.

                                                                           Government Cash Portfolio
                                                        ---------------------------------------------------------------
                                                                            Year Ended October 31,
                                                        ---------------------------------------------------------------
                                                           1996         1995         1994         1993          1992
                                                        ----------   ----------    ----------   ----------   ----------
Net asset value, beginning of year  .................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                        ----------   ----------    ----------   ----------   ----------
Net investment income  ..............................       0.053        0.059        0.038        0.031         0.041
Distributions from net investment income  ...........      (0.053)      (0.059)      (0.038)      (0.031)       (0.041)
                                                        ----------   ----------    ----------   ----------   ----------
Net asset value, end of year  .......................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                        ==========   ==========    ==========   ==========   ==========
Total return+  ......................................        5.46%        5.87%        3.78%        3.18%         4.19%
                                                        ==========   ==========    ==========   ==========   ==========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  .................    $452,395     $408,605     $353,405     $247,816      $203,882
Ratio of operating expenses to average net assets  ..        0.16%        0.15%        0.11%        0.11%         0.13%
Ratio of net investment income to average net assets         5.32%        5.71%        3.82%        3.14%         4.18%

------
+ Total return represents aggregate total return for the period indicated.

                For a share outstanding throughout each year.

                                                                           Tax-Exempt Cash Portfolio
                                                        ---------------------------------------------------------------
                                                                            Year Ended October 31,
                                                        ---------------------------------------------------------------
                                                           1996         1995         1994         1993          1992
                                                        ----------   ----------    ----------   ----------   ----------
Net asset value, beginning of year  .................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                        ----------   ----------    ----------   ----------   ----------
Net investment income  ..............................       0.034        0.038        0.025        0.023         0.033
Distributions from net investment income  ...........      (0.034)      (0.038)      (0.025)      (0.023)       (0.033)
                                                        ----------   ----------    ----------   ----------   ----------
Net asset value, end of year  .......................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                        ==========   ==========    ==========   ==========   ==========
Total return+  ......................................        3.42%        3.76%        2.48%        2.34%         3.30%
                                                        ==========   ==========    ==========   ==========   ==========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  .................    $224,999     $225,808     $222,985     $106,590      $125,826
Ratio of operating expenses to average net assets  ..        0.15%        0.15%        0.13%        0.13%         0.15%
Ratio of net investment income to average net assets.        3.36%        3.69%        2.52%        2.33%         3.21%

------
+ Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each year.

                                                                         Intermediate Government Portfolio
                                                          ---------------------------------------------------------------
                                                                              Year Ended October 31,
                                                          ---------------------------------------------------------------
                                                             1996         1995         1994         1993          1992
                                                          ----------   ----------    ----------   ----------   ----------
Net asset value, beginning of year  ...................    $  10.36     $   9.89     $  10.84     $  10.76      $  10.61
                                                          ----------   ----------    ----------   ----------   ----------
Income from investment operations:
Net investment income  ................................        0.66         0.69         0.64         0.66          0.74
Net realized and unrealized gain/(loss) on investments        (0.08)        0.46        (0.96)        0.41          0.22
                                                          ----------   ----------    ----------   ----------   ----------
Total from investment operations  .....................        0.58         1.15        (0.32)        1.07          0.96
                                                          ----------   ----------    ----------   ----------   ----------
Less Distributions:
Distributions from net investment income  .............       (0.65)       (0.68)       (0.63)       (0.67)        (0.70)
Distributions from net realized capital gains  ........          --           --        --           (0.32)        (0.11)
                                                          ----------   ----------    ----------   ----------   ----------
Total Distributions  ..................................       (0.65)       (0.68)       (0.63)       (0.99)        (0.81)
                                                          ----------   ----------    ----------   ----------   ----------
Net asset value, end of year  .........................    $  10.29     $  10.36     $   9.89     $  10.84      $  10.76
                                                          ==========   ==========    ==========   ==========   ==========
Total return+  ........................................        5.88%       12.06%       (3.03)%      10.38%         9.34%
                                                          ==========   ==========    ==========   ==========   ==========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  ...................    $259,503     $342,874     $333,797     $581,823      $445,816
Ratio of operating expenses to average net assets  ....        0.16%        0.11%        0.12%*       0.14%*        0.16%
Ratio of net investment income to average net assets  .        6.37%        6.67%        6.06%        6.03%         7.03%
Portfolio turnover rate  ..............................          47%         228%         165%          83%           39%

------
+ Total return represents aggregate total return for the period indicated.
* The annualized operating expense ratios exclude interest expense. The ratios including interest expense for the years ended October 31, 1994 and October 31, 1993 were 0.14% and 0.16%, respectively.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each year.

                                                                                Equity Portfolio
                                                           ----------------------------------------------------------
                                                                             Year Ended October 31,
                                                           ----------------------------------------------------------
                                                             1996        1995         1994        1993        1992
                                                           ---------   ---------    ---------   ---------   ---------
Net asset value, beginning of year  ....................    $ 14.67     $ 12.56     $ 13.23     $ 11.84      $ 11.21
                                                           ---------   ---------    ---------   ---------   ---------
Income from investment operations:
Net investment income  .................................       0.41        0.32        0.31        0.32         0.31
Net realized and unrealized gain/(loss) on investments         3.73        2.64       (0.17)       1.63         0.65
                                                           ---------   ---------    ---------   ---------   ---------
Total from investment operations  ......................       4.14        2.96        0.14        1.95         0.96
                                                           ---------   ---------    ---------   ---------   ---------
Less Distributions:
Distributions from net investment income  ..............      (0.40)      (0.33)      (0.29)      (0.32)       (0.33)
Distributions from net realized capital gains  .........      (1.62)      (0.52)      (0.52)      (0.24)        --
                                                           ---------   ---------    ---------   ---------   ---------
Total Distributions  ...................................      (2.02)      (0.85)      (0.81)      (0.56)       (0.33)
                                                           ---------   ---------    ---------   ---------   ---------
Net asset value, end of year  ..........................    $ 16.79     $ 14.67     $ 12.56     $ 13.23      $ 11.84
                                                           =========   =========    =========   =========   =========
Total return+  .........................................      28.65%      23.78%       1.21%      16.60%        8.62%
                                                           =========   =========    =========   =========   =========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  ....................    $94,185     $80,157     $64,046     $43,611      $18,049
Ratio of operating expenses to average net assets  .....       0.17%       0.14%       0.16%       0.20%        0.24%
Ratio of net investment income to average net assets  ..       2.26%       2.32%       2.40%       2.61%        2.91%
Portfolio turnover rate  ...............................         36%         70%        109%         61%          30%
Average Commissions per share*  ........................    $  0.07          NA          NA          NA           NA

------
+ Total return represents aggregate total return for the period indicated.
* Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each year.

                                                                    Small Capitalization Equity Portfolio
                                                        -------------------------------------------------------------
                                                                           Year Ended October 31,
                                                        -------------------------------------------------------------
                                                           1996         1995         1994         1993        1992
                                                        ----------   ----------    ----------   ---------   ---------
Net asset value, beginning of year  .................    $  14.98     $  13.95     $  13.97     $ 11.12      $ 11.02
                                                        ----------   ----------    ----------   ---------   ---------
Income from investment operations:
Net investment income  ..............................        0.33         0.28         0.16        0.14         0.16
Net realized and unrealized gain on investments  ....        2.38         2.69         0.23        3.60         0.09
                                                        ----------   ----------    ----------   ---------   ---------
Total from investment operations  ...................        2.71         2.97         0.39        3.74         0.25
                                                        ----------   ----------    ----------   ---------   ---------
Less Distributions:
Distributions from net investment income  ...........       (0.33)       (0.26)       (0.15)      (0.15)       (0.15)
Distributions from net realized capital gains  ......       (1.24)       (1.68)       (0.26)      (0.74)        --
                                                        ----------   ----------    ----------   ---------   ---------
Total Distributions  ................................       (1.57)       (1.94)       (0.41)      (0.89)       (0.15)
                                                        ----------   ----------    ----------   ---------   ---------
Net asset value, end of year  .......................    $  16.12     $  14.98     $  13.95     $ 13.97      $ 11.12
                                                        ==========   ==========    ==========   =========   =========
Total return+  ......................................       18.22%       21.15%        2.85%      33.86%        2.32%
                                                        ==========   ==========    ==========   =========   =========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  .................    $308,415     $170,969     $109,872     $68,418      $39,728
Ratio of operating expenses to average net assets  ..        0.17%        0.14%        0.14%       0.14%        0.19%
Ratio of net investment income to average net assets         2.15%        1.92%        1.18%       1.08%        1.44%
Portfolio turnover rate  ............................          37%          57%          31%         63%          56%
                                                                                                                  NA
Average Commissions per share*  .....................    $   0.07           NA           NA          NA


------
+ Total return represents aggregate total return for the period indicated.
* Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                 For a share outstanding throughout each period.

                                                                        Model Equity Portfolio
                                                          --------------------------------------------------
                                                                                                 Period
                                                               Year Ended October 31,             Ended
                                                         ----------------------------------    October 31,
                                                            1996        1995         1994         1993+
                                                          ---------   ---------    ---------   -------------
Net asset value, beginning of period  .................    $ 10.34     $ 10.62     $ 10.92       $ 10.00
                                                          ---------   ---------    ---------   -------------
Income from investment operations:
Net investment income  ................................       0.26        0.32        0.21          0.21
Net realized and unrealized gain/(loss) on investments        1.49        1.38       (0.31)         2.06
                                                          ---------   ---------    ---------   -------------
Total from investment operations  .....................       1.75        1.70       (0.10)         2.27
                                                          ---------   ---------    ---------   -------------
Less Distributions:
Distributions from net investment income  .............      (0.27)      (0.31)      (0.20)        (0.20)
Distributions from net realized capital gains  ........      (0.14)      (1.67)       --           (1.15)
                                                          ---------   ---------    ---------   -------------
Total Distributions  ..................................      (0.41)      (1.98)      (0.20)        (1.35)
                                                          ---------   ---------    ---------   -------------
Net asset value, end of period  .......................    $ 11.68     $ 10.34     $ 10.62       $ 10.92
                                                          =========   =========    =========   =============
Total return++  .......................................      17.13%      16.01%      (0.91)%       23.05%
                                                          =========   =========    =========   =============
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)  .................    $50,131     $15,981     $20,654       $13,969
Ratio of operating expenses to average net assets  ....       0.15%       0.20%       0.24%         0.24%*
Ratio of net investment income to average net assets  .       2.62%       2.80%       2.04%         2.47%*
Portfolio turnover rate  ..............................        104%        227%        287%          230%
                                                                                                      NA
Average Commissions per share**  ......................    $  0.07          NA          NA

------
 + The Portfolio commenced operations on December 31, 1992.
++ Total return represents aggregate total return for the period indicated.
 * Annualized.
** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                             FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.


                                                                       International Fixed Income Portfolio
                                                        ----------------------------------------------------
                                                                                                Period Ended
                                                                Year Ended October 31,          October 31,
                                                       -----------------------------------    --------------
                                                            1996        1995         1994          1993+
                                                        ---------   ---------    ----------   --------------
Net asset value, beginning of period  ...............    $ 11.07     $ 10.25      $ 10.45        $ 10.00
                                                        ---------   ---------    ----------   --------------
Income from investment operations:
Net investment income  ..............................       0.72        0.66         0.65           0.40
Net realized and unrealized gain on investments  ....      (0.23)       0.78         0.34           0.59
                                                        ---------   ---------    ----------   --------------
Total from investment operations  ...................       0.49        1.44         0.99           0.99
                                                        ---------   ---------    ----------   --------------
Less Distributions:
Distributions from net investment income  ...........      (0.76)      (0.61)       (0.66)         (0.45)
Distributions in excess of net investment income  ...       --          --          (0.46)          --
Distributions from net realized capital gains  ......      (0.05)      (0.01)       (0.07)         (0.09)
                                                        ---------   ---------    ----------   --------------
Total Distributions  ................................      (0.81)      (0.62)       (1.19)         (0.54)
                                                        ---------   ---------    ----------   --------------
Net asset value, end of period  .....................    $ 10.75     $ 11.07      $ 10.25        $ 10.45
                                                        =========   =========    ==========   ==============
Total return++  .....................................       4.60%      14.41%        9.79%         10.13%
                                                        =========   =========    ==========   ==============
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)  ...............    $26,344     $26,959      $16,584        $15,801
Ratio of operating expenses to average net assets  ..       0.21%       0.23%        0.24%          0.24%*
Ratio of net investment income to average net assets .      6.64%       6.50%        5.99%          6.04%*
Portfolio turnover rate  ............................         13%         30%          39%            27%

------
 +The Portfolio commenced operations on November 2, 1992.
++Total return represents aggregate total return for the period indicated.
 *Annualized.

See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each year.

                                                                  International Portfolio
                                              ---------------------------------------------------------------
                                                                  Year Ended October 31,
                                              ---------------------------------------------------------------
                                                 1996         1995         1994         1993          1992
                                              ----------   ----------    ----------   ----------   ----------
Net asset value, beginning of year  .......    $  12.70     $  13.04     $  12.69     $   9.84      $  10.89
                                              ----------   ----------    ----------   ----------   ----------
Income from investment operations:
Net investment income  ....................        0.40         0.32         0.27         0.27          0.26
Net realized and unrealized gain/(loss) on
  investments .............................        1.29         0.23         1.50         2.98         (0.51)
                                              ----------   ----------    ----------   ----------   ----------
Total from investment operations  .........        1.69         0.55         1.77         3.25         (0.25)
                                              ----------   ----------    ----------   ----------   ----------
Less Distributions:
Distributions from net investment income  .       (0.43)       (0.32)       (0.25)       (0.26)        (0.26)
Distributions from net realized gains  ....       (0.04)       (0.57)       (1.16)       (0.14)        (0.54)
Distributions in excess of net realized gains     (0.05)                    (0.01)       --            --
                                              ----------   ----------    ----------   ----------   ----------
Total Distributions  ......................       (0.52)       (0.89)       (1.42)       (0.40)        (0.80)
                                              ----------   ----------    ----------   ----------   ----------
Net asset value, end of year  .............    $  13.87     $  12.70     $  13.04     $  12.69      $   9.84
                                              ==========   ==========    ==========   ==========   ==========
Total return+  ............................       13.47%        4.23%       14.26%       33.47%        (2.73)%
                                              ==========   ==========    ==========   ==========   ==========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  .......    $643,459     $343,209     $292,513     $221,515      $167,191
Ratio of operating expenses to average net
  assets ..................................        0.18%        0.18%        0.16%        0.17%         0.23%
Ratio of net investment income to average net
  assets ..................................        3.05%        2.61%        2.11%        2.31%         2.47%
Portfolio turnover rate  ..................           6%          24%          39%          34%           40%
Average commissions per share*  ...........    $   0.02           NA           NA           NA            NA

------
+ Total return represents aggregate total return for the period indicated.
* Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

  See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                             FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.


                                                              Institutional International Portfolio
                                              --------------------------------------------------------------
                                                                                                   Period
                                                                 Year Ended                        Ended
                                                                October 31,                      October 31,
                                              ----------------------------------------------   -------------
                                                  1996        1995        1994        1993         1992+
                                              ---------   ---------    ---------   ---------   -------------
Net asset value, beginning of period  .....    $ 12.34     $ 12.63     $ 12.00     $  9.42       $  10.00
                                              ---------   ---------    ---------   ---------   -------------
Income from investment operations:
Net investment income1 ....................       0.28        0.19        0.16        0.15           0.03
Net realized and unrealized gain/(loss) on
  investments .............................       1.50       (0.13)       1.49        2.88          (0.60)
                                              ---------   ---------    ---------   ---------   -------------
Total from investment operations  .........       1.78        0.06        1.65        3.03          (0.57)
                                              ---------   ---------    ---------   ---------   -------------
Less Distributions:
Distributions from net investment income  .      (0.25)      (0.18)      (0.13)      (0.14)         (0.01)
Distributions from net realized capital gains    (0.14)      (0.17)      (0.87)      (0.31)         --
Distributions in excess of net realized gains    (0.06)       --         (0.02)       --            --
                                              ---------   ---------    ---------   ---------   -------------
Total Distributions  ......................      (0.45)      (0.35)      (1.02)      (0.45)         (0.01)
                                              ---------   ---------    ---------   ---------   -------------
Net asset value, end of period  ...........    $ 13.67     $ 12.34     $ 12.63     $ 12.00       $   9.42
                                              =========   =========    =========   =========   =============
Total return++  ...........................      14.46%       0.38%      13.85%      32.34%         (5.60)%
                                              =========   =========    =========   =========   =============
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)  .....    $58,390     $44,206     $17,076     $12,979       $  9,416
Ratio of operating expenses to average net
  assets** ................................       0.95%       0.93%       1.00%       1.00%          1.00%*
Ratio of net investment income to average net
  assets ..................................       2.06%       1.78%       1.29%       1.41%          1.28%*
Portfolio turnover rate  ..................         10%         25%         39%         34%            10%
Average commissions per share(2)  .........    $  0.02          NA          NA          NA             NA

------
  + The Portfolio commenced operations on August 1, 1992.
 ++ Total return represents aggregate total return for the period indicated.
  * Annualized.
 ** Annualized expense ratios before waiver of fees and/or expenses reimbursed by investment advisor for the year ended October 31, 1994 and 1993 and the period ended October 31, 1992 were 1.01%, 1.08% and 1.08%, respectively.
(1) Net investment income before waiver of fees and/or expenses reimbursed by the investment advisor for the years ended October 31, 1994 and 1993 and the period ended October 31, 1992 was $0.16, $0.14 and $0.03, respectively.
(2) Disclosure is required for fiscal years beginning on or after September
    1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                        See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.


                                                             Emerging Markets
                                                                Portfolio+
                                                         ------------------------
                                                         Period Ended October 31,
                                                         ------------------------

                                                             1996         1995
                                                          ----------   ----------
Net asset value, beginnning of period  ................    $  9.73      $ 10.00
                                                          ----------   ----------
Net investment income  ................................       0.06         0.16
Net realized and unrealized gain/(loss) on investments .     (0.16)       (0.31)
                                                          ----------   ----------
Total from investment operations  .....................      (0.10)       (0.15)
                                                          ----------   ----------
Less Distributions:

Distributions from net investment income  .............      (0.08)       (0.12)
Distributions from net realized capital gains  ........      (0.03)        --
                                                          ----------   ----------
Total Distributions  ..................................      (0.11)       (0.12)
                                                          ----------   ----------
Net asset value, end of period  .......................    $  9.52      $  9.73
                                                          ==========   ==========
Total Return++  .......................................      (0.96)%      (1.96)%*
                                                          ==========   ==========
Ratios to average net assets/Supplemental data:

Net assets, end of year (in 000's)  ...................    $86,385      $27,297
Ratio of operating expenses to average net assets  ....       1.76%        1.81%*
Ratio of net investment income to average net assets  .       0.80%        1.87%*
Portfolio turnover rate  ..............................         44%          50%
Average commissions per share**  ......................    $ 0.001           NA

------
 + The Emerging Markets Portfolio commenced operations on December 14, 1994. ++ Total return represents aggregate total return for the period indicated.
 * Annualized.
** Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Government Cash Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1996

     Face
    Amount                                                                                    Value
 -------------                                                                            -------------
AGENCY DISCOUNT NOTES(+) -- 52.4%
                Federal Home Loan Mortgage Corp. -- 12.7%
$15,000,000        6.20% due 12/03/96 .................................................   $ 14,928,267
 18,000,000        6.20% due 12/16/96 .................................................     17,883,675
 20,000,000        6.57% due 01/02/97 .................................................     19,819,856
  5,000,000        6.98% due 02/18/97 .................................................      4,920,672
                                                                                          -------------
                                                                                            57,552,470
                                                                                          -------------
                Federal Home Loan Banks -- 9.0%
 17,000,000        6.79% due 02/28/97 .................................................     16,701,046
 14,170,000        5.30% due 03/05/97 .................................................     14,151,974
 10,000,000        5.25% due 06/18/97 .................................................      9,968,570
                                                                                          -------------
                                                                                            40,821,590
                                                                                          -------------
                Federal National Mortgage Association -- 30.7%
 15,000,000        5.72% due 11/08/96 .................................................     14,984,308
 10,000,000        5.72% due 11/27/96 .................................................      9,961,144
 15,000,000        6.05% due 12/11/96 .................................................     14,910,833
 20,000,000        6.40% due 01/07/97 .................................................     19,804,211
 20,000,000        6.40% due 01/17/97 .................................................     19,777,128
 20,000,000        6.40% due 01/22/97 .................................................     19,762,656
 20,000,000        6.79% due 02/10/97 .................................................     19,706,539
 20,000,000        6.79% due 02/21/97 .................................................     19,675,200
                                                                                          -------------
                                                                                           138,582,019
                                                                                          -------------
                TOTAL AGENCY DISCOUNT NOTES
                   (Cost $236,956,079) ................................................    236,956,079
                                                                                          -------------
AGENCY NOTES -- 5.6%
                Tennessee Valley Authority
 19,500,000        8.25% due 11/15/96 .................................................     19,518,659
                                                                                          -------------
                Federal National Mortgage Association Floater
  6,000,000        5.245% due 03/25/97 ................................................      6,000,000
                                                                                          -------------
                TOTAL AGENCY NOTES
                   (Cost $25,518,659) .................................................     25,518,659
                                                                                          -------------
REPURCHASE AGREEMENTS(++) -- 41.9%
 16,600,000     Agreement with Bear Stearns & Co., 5.35% dated 8/20/96 to be repurchased at $16,824,492 on 11/19/96, collateralized by:
                $4,309,126 Federal Home Loan Mortgage Corporation #1644N
                6.00% due 12/15/23,
                $3,650,000 Federal Home Loan Mortgage Corporation #1869FA
                6.00% due 10/15/23,
                $9,524,657 Federal Home Loan Mortgage Corporation #1669P
                6.64% due 02/15/24 ....................................................     16,600,000
 20,000,000     Agreement with Greenwich Capital, 5.45% dated 9/17/96 to be repurchased at $20,278,556 on 12/18/96, collateralized by:
                $21,211,902 Federal National Mortgage Association #250414
                7.00% due 12/01/25 ....................................................     20,000,000
 20,000,000     Agreement with J.P. Morgan, 5.40% dated 9/17/96 to be
                repurchased at $20,273,000 on 12/17/96, collateralized by:
                $19,783,545 Federal Home Loan Mortgage Corporation #G00474
                9.00% due 04/01/25 ....................................................     20,000,000
 15,000,000     Agreement with Merrill Lynch, 5.36% dated 8/19/96 to be
                repurchased at $15,200,449 on 11/18/96, collateralized by:
                $15,748,683.86 Federal Home Loan Mortgage Corporation #1659TB
                6.00% due 06/15/06 ....................................................     15,000,000


                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Government Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                    Value
 -------------                                                                           -------------

REPURCHASE AGREEMENTS -- (Continued)
$10,000,000     Agreement with Merrill Lynch, 5.33% dated 10/08/96 to be
                repurchased at $10,133,250 on 01/06/97, collateralized by:
                $10,533,000 Federal Home Loan Mortgage Corporation #1347F
                7.20% due 07/15/18 ...................................................    $ 10,000,000
 32,703,167     Agreement with Nomura Securities International, 5.60% dated 10/31/96 to be repurchased at $32,708,254 on 11/01/96, collateralized by:
                $22,362,500 Federal Home Loan Mortgage Corporation #1843B
                7.00% due 09/15/22,
                $8,345,846 Federal National Mortgage Association #93-251A
                6.50% due 03/25/23,
                $3,091,428 Federal Home Loan Mortgage Corporation #23B
                6.69% due 11/25/23 ...................................................      32,703,167
 20,000,000     Agreement with Nomura Securities International, 5.38% dated 8/07/96 to be repurchased at $20,269,000 on 11/05/96, collateralized by:
                $21,100,000 Federal Home Loan Mortgage Association #94-40FA
                5.55% due 03/25/24 ...................................................      20,000,000
 20,000,000     Agreement with Prudential Securities Inc., 5.42% dated 8/02/96 to be repurchased at $20,295,089 on 11/08/96, collateralized by:
                $15,637,870 Federal Home Loan Mortgage Corporation #865477
                6.43% due 02/01/26,
                $5,212,949 Federal Home Loan Mortgage Corporation #865477
                6.43% due 02/01/26 ...................................................      20,000,000
 15,000,000     Agreement with Prudential Securities Inc., 5.35% dated 8/27/96 to be repurchased at $15,200,625 on 11/25/96, collateralized by:
                $10,782,332 Federal Home Loan Mortgage Corporation #390334
                6.09% due 05/01/24,
                $4,440,983 Federal National Mortgage Association #227456
                10.00% due 10/01/20 ..................................................      15,000,000
 20,000,000     Agreement with Smith Barney, Inc., 5.27% dated 10/07/96 to be repurchased at $20,090,761 on 11/07/96, collateralized by:
                $6,849,663 Federal Home Loan Mortgage Corporation #1259E
                7.50% due 01/15/18,
                $13,503,354 Federal National Mortgage Association #93-17PF
                5.96% due 01/25/21 ...................................................      20,000,000
                                                                                          -------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $189,303,167) ...............................................     189,303,167
                                                                                          -------------

 TOTAL INVESTMENTS (Cost $451,777,905*) ........  99.9%        $451,777,905
OTHER ASSETS LESS LIABILITIES ..................   0.1%             616,632
                                                --------        --------------
NET ASSETS ..................................... 100.0%        $452,394,537
                                                ========        ==============
NET ASSET VALUE ($452,394,537 divided by
   452,351,081 shares outstanding) .............               $       1.00
                                                                ==============

------
 + Rate represents annualized discount yield at date of purchase.
++ Market value disclosed for collateral on repurchase agreements is at October 31, 1996.
   The term repurchase agreements are subject to a seven day demand feature.
 * Aggregate cost for Federal tax purposes.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1996

     Face
    Amount                                                                                            Value
 -------------                                                                                    -------------
VARIABLE/FLOATING RATE NOTES** -- 74.6%
               Daily Variable/Floating Rate Notes -- 13.3%
$1,100,000     Delta County, MI, Economic Development Corporation, Environmental Improvement
                 Revenue Bonds, Mead Escanaba Paper Project, Series C, (LOC Bank of Nova Scotia),
                 3.55% due 11/01/96 ..............................................................  $1,100,000
 1,200,000     East Baton Rouge, LA, Pollution Control Revenue, Exxon Project,
                 3.55% due 11/01/96 ..............................................................   1,200,000
 1,100,000     Grapevine, TX, Industrial Development Corporation Multiple Mode Demand Revenue
                 Bonds, American Airlines, Inc. Project, Series A2, (LOC Morgan Guaranty Trust),
                 3.65% due 11/01/96 ..............................................................   1,100,000
 1,700,000     Grapevine, TX, Industrial Development Corporation Multiple Mode, Demand Revenue
                 Bonds, American Airlines, Inc. Project, Series B1, (LOC Morgan Guaranty Trust),
                 3.65% due 11/01/96 ..............................................................   1,700,000
 1,500,000     Grapevine, TX, Industrial Development Corporation Multiple Mode, Demand Revenue
                 Bonds, American Airlines, Inc. Project, Series B2, (LOC Morgan Guaranty Trust),
                 3.65% due 11/01/96 ..............................................................   1,500,000
 1,100,000     Grapevine, TX, Industrial Development Corporation Multiple Mode, Demand Revenue
                 Bonds, American Airlines, Inc. Project, Series B4, (LOC Morgan Guaranty Trust),
                 3.65% due 11/01/96 ..............................................................   1,100,000
 2,100,000     Hapeville, GA, Development Authority, Industrial Revenue, Hapeville Hotel, LTD
                 Project, (LOC Swiss Bank),
                 3.55% due 11/01/96 ..............................................................   2,100,000
 3,500,000     Lincoln County, WY, Pollution Control Revenue, Exxon Project, Series A, 3.55%
                 due 11/01/96 ....................................................................   3,500,000
 1,600,000     Lone Star, TX, Airport Improvement Authority, Multiple Mode Demand Revenue Bonds,
                 American Airlines Project, Series A-1, (LOC Royal Bank of Canada),
                 3.65% due 11/01/96 ..............................................................   1,600,000
 1,300,000     Lone Star, TX, Airport Improvement Authority, Multiple Mode Demand Revenue Bonds,
                 American Airlines Project, Series A-4, (LOC Royal Bank of Canada),
                 3.65% due 11/01/96 ..............................................................   1,300,000
   700,000     Lone Star, TX, Airport Improvement Authority, Multiple Mode Demand Revenue Bonds,
                 American Airlines Project, Series B-5, (LOC Royal Bank of Canada),
                 3.65% due 11/01/96 ..............................................................     700,000
   600,000     Los Angeles, CA, Regional Airports Improvement Corporation, American Airlines
                 Project, Series G, (LOC Wachovia Bank),
                 3.65% due 11/01/96 ..............................................................     600,000

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                            Value
 -------------                                                                                    -------------
  VARIABLE/FLOATING RATE NOTES -- (Continued)
$4,900,000    New York, NY, General Obligation, Series B, Sub Issuer B3,
                (MBIA Insured),
                3.55% due 11/01/96 ............................................................... $4,900,000
 1,000,000    New York, NY, General Obligation, Series B, Sub Issuer B2,
                (MBIA Insured),
                3.55% due 11/01/96 ...............................................................  1,000,000
 2,500,000    North Carolina Medical Care Community Hospital Revenue, Pooled
                Financing Project, Series B, (LOC First Union National),
                3.55% due 11/01/96 ...............................................................  2,500,000
 1,400,000    Nueces, TX, River Authority Pollution, Reynolds Metals Company Project, (LOC Bank
                of Nova Scotia),
                3.60% due 11/01/96 ...............................................................  1,400,000
   700,000    Platte County, WY, Pollution Control Revenue, Tri-State General &
                Transportation, Series A, (LOC Societe Generale),
                3.60% due 11/01/96 ...............................................................    700,000
 1,900,000     Wilmington, DE, Hospital Revenue, Franciscan Health System, Series A, (LOC Toronto
                Dominion Bank),
                3.65% due 11/01/96 ...............................................................  1,900,000
               Total Daily Variable/Floating Rate Notes                                            -----------
                (Cost $29,900,000) ............................................................... 29,900,000
               Weekly Variable/Floating Rate Notes -- 61.3%                                        -----------
   700,000     Alabama Special Care Facilities, Finance Authority, Montgomery Hospital Revenue,
                (FGIC Insured),
                3.50% due 11/06/96 ...............................................................    700,000
 1,700,000     Ascension Parish, LA, Pollution Control Revenue, Borden Inc. Project, (LOC Credit
                Suisse),
                3.50% due 11/06/96 ...............................................................  1,700,000
 8,200,000     Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe
                Power Corp. Project, Series A, (FGIC Insured),
                3.50% due 11/06/96 ...............................................................  8,200,000
   800,000     California Health Facilities, Financing Authority Revenue, Childrens
                Hospital Project, (MBIA Insured),
                3.35% due 11/07/96 ...............................................................    800,000
 7,400,000     Colorado Health Facilities, Authority Revenue, Sisters of Charity Health,
                Series A,
                3.50% due 11/07/96 ...............................................................  7,400,000
   650,000     Colorado Student Obligation Board Authority, Student Loan Revenue, Series C-1,
                (LOC Student Loan Marketing Association),
                3.50% due 11/06/96 ...............................................................    650,000
   900,000     Colorado Student Obligation Board Authority, Student Loan Revenue, Series C-2,
                (LOC Student Loan Marketing Association),
                3.50% due 11/06/96 ...............................................................    900,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                              Value
 -------------                                                                                       -------------
VARIABLE/FLOATING RATE NOTES -- (Continued)
 $2,800,000    Colton, CA, Redevelopment Agency, Multi-family Revenue, Issue A,
                 (LOC Federal Home Loan Corp.),
                 3.20% due 11/05/96 ...............................................................    $2,800,000
  1,600,000    Denver, CO, City & County Multi-Family Housing Revenue, Seasons
                 Apartments Project, (LOC Federal Home Loan Bank),
                 3.60% due 11/06/96 ...............................................................     1,600,000
  2,800,000     Florida Housing Finance Agency, Hampton Lake,
                  (LOC Connecticut GenLife),
                  3.55% due 11/06/96 ..............................................................     2,800,000
  2,000,000     Gloucester County, NJ, Industrial Pollution Control, Financing Authority Revenue,
                  Mobil Oil Refining Company Project,
                  3.30% due 11/06/96 ..............................................................     2,000,000
  6,600,000     Hawaii Housing Authority, Multi-Family Housing Revenue, Tropicana West Project,
                  Series A, (LOC Federal Home Loan Corp.),
                  3.50% due 11/05/96 ..............................................................     6,600,000
  3,700,000     Illinois Health Facilities Authority Revenue, Hospital Sisters Service Project,
                  Series E, (MBIA Insured),
                  3.50% due 11/06/96 ..............................................................     3,700,000
    700,000     Illinois Health Facilities Authority Revenue, Swedish Covenant Hospital Project,
                  (AMBAC Insured),
                  3.50% due 11/06/96 ..............................................................       700,000
  1,100,000     Indianapolis Industrial Multi-Family Revenue, Canal Square Project,
                  (LOC Societe Generale),
                  3.50% due 11/06/96 ..............................................................     1,100,000
  2,100,000     Iowa Higher Education Loan Authority, Private College Facilities
                  Revenue, (MBIA Insured),
                  3.55% due 11/06/96 ..............................................................     2,100,000
  1,000,000     Knox County, TN, Industrial Development Board, Industrial Revenue, Professional
                  Plaza LTD Project, (LOC Credit Suisse),
                  3.50% due 11/06/96 ..............................................................     1,000,000
    480,000     Knox County, TN, Health Educational & Housing Facilities Board, Mercy Health Care
                  Systems Project, Series B, (MBIA Insured),
                  3.50% due 11/06/96 ..............................................................       480,000
  4,100,000     Long Beach, CA, Housing Authority, Multi-Family Housing Revenue, Meadow Wood
                  Project, Series A, (overcollateralized U.S. Govt's),
                  4.40% due 11/04/96 ..............................................................     4,100,000
  5,000,000     Los Angeles, County, CA, Pension Obligation, Series C, (AMBAC Insured),
                   3.40% due 11/06/96 .............................................................     5,000,000
  4,300,000     Louisiana Public Facilities Authority Revenue, Multi-Family Mortgage,
                  (GE Capital Guaranty Insured),
                  3.50% due 11/06/96 ..............................................................     4,300,000
  3,265,000     Maine Health & Higher Educational Facilities Authority Revenue, VHA New England
                  Project, Series G, (AMBAC Insured),
                  3.50% due 11/06/96 ..............................................................     3,265,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                              Value
 -------------                                                                                       -------------
VARIABLE/FLOATING RATE NOTES -- (Continued)
$ 1,100,000    Massachusetts Health & Educational Facilities Authority Revenue, Capital Asset
                 Project, Series G-1, (MBIA Insured),
                 3.35% due 11/06/96 ...............................................................   $ 1,100,000
 10,500,000    Massachusetts State Industrial Finance Agency, Ogden Haverhill Project, Series
                 A, (LOC Union Bank of Switzerland),
                 3.35% due 11/06/96 ...............................................................    10,500,000
  1,000,000     Metropolitan Government Nashville & Davidson County, TN, Health & Education Board
                  Revenue, Series A, (LOC Barclays Bank),
                  3.50% due 11/06/96 ..............................................................     1,000,000
  1,300,000     Michigan State Strategic Fund Industrial Development Revenue, Allen Group Project,
                  (LOC Dresdner Bank, A.G.),
                  3.45% due 11/06/96 ..............................................................     1,300,000
  2,000,000     Missouri State Health & Educational Facilities Authority Revenue, SSM Health Care
                  Project, Series C, (MBIA Insured),
                  3.50% due 11/06/96 ..............................................................     2,000,000
  5,500,000     Montgomery County, MD, Housing Opportunity Commission, Multi-Family,
                  (CG Life Insured),
                  3.55% due 11/06/96 ..............................................................     5,500,000
  1,500,000     Mountain View, CA, Multi-Family Housing Revenue, Mariposa, A, (FGIC Insured),
                  3.35% due 11/07/96 ..............................................................     1,500,000
    600,000     New Hampshire Higher Educational & Health Facilities Authority Revenue, VHA New
                  England Inc. Project, Series C, (AMBAC Insured),
                  3.50% due 11/06/96 ..............................................................       600,000
    500,000     New Hampshire Higher Educational & Health Facilities Authority Revenue, VHA New
                  England Inc. Project, Series E, (AMBAC Insured),
                  3.50% due 11/06/96 ..............................................................       500,000
  4,200,000     New Jersey State Turnpike Authority, Series D, (FGIC Insured),
                  3.40% due 11/06/96 ..............................................................     4,200,000
  5,300,000     New York State Energy Research & Development Authority Pollution Control Revenue,
                  Orange & Rockland Project, Series A, (FGIC Insured),
                  3.40% due 11/06/96 ..............................................................     5,300,000
    500,000     Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series X,
                  (LOC Union Bank of Switzerland),
                  3.30% due 11/06/96 ..............................................................       500,000
    400,000     Rapides Parish, LA, Industrial Development Board, Pollution Control Revenue,
                  Central LA Electric Company Project, (LOC Swiss Bank),
                  3.40% due 11/06/96 ..............................................................       400,000
  1,200,000     Savannah, GA, Port Authority, Pier 1 Imports, Southeast,
                  (LOC National Westminster),
                  3.55% due 11/06/96 ..............................................................     1,200,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                              Value
 -------------                                                                                       -------------
VARIABLE/FLOATING RATE NOTES -- (Continued)
$3,300,000    Simi Valley, CA, Community Development Agency, Multi-Family, Series 1985, Issue
                A, (Coast Savings & Loan),
                3.30% due 11/05/96 ................................................................    $3,300,000
 5,000,000    Utah State Board of Regents, Student Loan Revenue, Series B,
                (AMBAC Insured),
                3.50% due 11/06/96 ................................................................     5,000,000
 5,000,000     Valdez, AK, Marine Terminal Revenue, Mobile Alaska Pipeline Project, Series A,
                 3.50% due 11/06/96 ...............................................................     5,000,000
 2,700,000     Vermont Educational & Health Buildings Financing Agency, VHA New England Project,
                 Series E, (AMBAC Insured),
                 3.50% due 11/06/96 ...............................................................     2,700,000
 2,600,000     Vermont Educational & Health Buildings Financing Agency, VHA New England Project,
                 Series F, (AMBAC Insured),
                 3.50% due 11/06/96 ...............................................................     2,600,000
   300,000     Vermont Educational & Health Buildings Financing Agency, VHA New England Project,
                 Series G, (AMBAC Insured),
                 3.50% due 11/06/96 ...............................................................       300,000
 7,200,000     Wake County, NC, Industrial Facilities & Pollution Control Financing Authority,
                 Carolina Power & Light Co. Project, Series A, (LOC Credit Suisse),
                 3.50% due 11/06/96 ...............................................................     7,200,000
 6,300,000     Washington State Housing Finance Commission, Multi-Family Mortgage Revenue Pacific
                 First Federal Project, Series A, (LOC First Federal Saving),
                 3.60% due 11/06/96 ...............................................................     6,300,000
 4,600,000     Wisconsin State Health Facilities Authority Revenue, Hospital Sisters Obligation
                 Project, Series G, (MBIA Insured),
                 3.50% due 11/06/96 ...............................................................     4,600,000
 3,400,000     York County, PA, Industrial Development Authority Pollution Control Revenue, Public
                 Service Electric & Gas Project, Series A, (MBIA Insured),
                 3.35% due 11/06/96 ...............................................................     3,400,000
                                                                                                     -------------
               Total Weekly Variable/Floating Rate Notes (Cost $137,895,000) ......................   137,895,000
                                                                                                     -------------
               TOTAL VARIABLE FLOATING RATE NOTES
               (Cost $167,795,000) ................................................................   167,795,000
                                                                                                     -------------
PUT OPTION BONDS(+) -- 1.6%
 1,710,000     Orange County, FL, Housing Finance Authority, Mortgage Revenue, Long Option Period,
                 CR 31C,
                 3.65% due 12/01/96 ...............................................................    1,710,000
 2,000,000     Massachusetts Bay Transportation Authority, General Transportation System, Series
                 1984, Issue A, (LOC State Street Bank & Trust),
                 3.63% due 03/01/97 ...............................................................    2,000,000
                                                                                                    -------------
               TOTAL PUT OPTION BONDS (Cost $3,710,000) ...........................................    3,710,000
                                                                                                    -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                              Value
 -------------                                                                                       -------------
FIXED RATE NOTES -- 23.7%
 $2,000,000  Anchorage, AK, Telephone Utility Revenue, Series A (AMBAC Insured),
                3.50% due 12/01/96 ................................................................   $2,000,000
  1,000,000  Berks County, PA, General Obligation, (FGIC Insured),
                4.90% due 11/15/96 ................................................................    1,000,447
  2,000,000  California State Notes,
                4.50% due 06/30/97 ................................................................    2,006,730
  1,000,000  Cleveland, OH, Public Power Supply, First Mortgage, Pre-refunded 8/01/97 $102,
                8.375% due 08/01/17 ...............................................................    1,052,751
  5,000,000  Colorado State, General Fund Revenue, Tax & Revenue Anticipation Notes, Series A,
                4.50% due 06/27/97 ................................................................    5,020,701
    500,000  Cornwall Lebanon, PA, School District, General Obligation (FGIC Insured)
                Pre-refunded, 8/15/97 $100,
                4.85% due 2/15/98 .................................................................      502,853
  1,000,000  Fulton County, GA, School District, General Obligation, Pre-refunded 5/01/97 $103,
                7.45% due 05/01/05 ................................................................    1,047,825
  3,250,000  Georgia Municipal Electric Authority Power Revenue, Series L, Pre- refunded 1/01/97
                $102,
                7.75% due 01/01/18 ................................................................    3,336,571
  1,000,000  Grand River Dam Authority, OK, Revenue Bonds, Pre-refunded 6/01/97 $102,
                6.25% due 06/01/13 ................................................................    1,033,820
  5,000,000  Harris County, TX, Notes,
                4.50% due 02/28/97 ................................................................    5,013,388
  5,000,000  Indiana Board Bank, Advance Funding Notes,
                4.25% due 01/09/97 ................................................................    5,004,770
  2,000,000  Kentucky State Turnpike Authority Economic Development Road Revenue, Series A,
                Pre-refunded 7/01/97 $102,
                8.25% due 07/01/07 ................................................................    2,096,626
  1,000,000  Lexington-Fayette Urban County, KY, Public Facilities Corp. Mortgage
                Revenue, (FSA Insured),
                4.375% due 02/01/97 ...............................................................    1,001,896
  3,400,000  Louisiana State Recovery District Sales Tax Revenue, (FGIC Insured),
                3.90% due 07/01/97 ................................................................    3,400,000
  5,000,000  North Carolina Eastern Muni Power Agency Revenue, Series A,
                Pre-refunded 1/01/97 102 (BIG Insured),
                7.50% due 01/01/15 ................................................................    5,130,728
  5,000,000  Sonoma County, CA, Tax & Revenue Anticipation Notes,
                4.50% due 11/01/96 ................................................................    5,000,000
  1,000,000  South Carolina State Public Service Authority Revenue, Series B,
                (FGIC Insured),
                4.85% due 01/01/97 ................................................................    1,001,768

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                              Value
 -------------                                                                                       -------------
FIXED RATE NOTES -- (Continued)
 $4,000,000     Texas State Tax & Revenue Anticipation Notes,
                   4.75% due 08/29/97 .............................................................  $ 4,027,917
  1,000,000     Virginia State Public School Authority, Series B,
                   Pre-refunded 1/01/97 102
                   7.20% due 01/01/25 .............................................................    1,025,476
  3,500,000     Wisconsin State Operating Notes,
                   4.50% due 06/16/97 .............................................................    3,513,214
                                                                                                     -------------
                TOTAL FIXED RATE NOTES
                (Cost $53,217,481) ................................................................   53,217,481
                                                                                                     -------------

TOTAL INVESTMENTS (Cost $224,722,481*) ........................................      99.9%          $224,722,481
OTHER ASSETS LESS LIABILITIES .................................................        0.1%              276,621
                                                                                   --------         --------------
NET ASSETS ....................................................................      100.0%         $224,999,102
                                                                                   ========         ==============
NET ASSET VALUE ($224,999,102 divided by
   225,073,836 shares outstanding) ............................................                     $       1.00
                                                                                                    ==============

------
 * Aggregate cost for federal tax purposes.
** Dates shown are coupon reset dates.
 + Dates shown are put dates.

ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
CG    -- Connecticut General
FGIC  -- Financial Guaranty Insurance Corporation
FSA   -- Financial Security Assurance
GE    -- General Electric
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

     Face
    Amount                                                                                 Value
 ------------   --------------------------------------------------------------------   -------------
MORTGAGE-BACKED SECURITIES(+) -- 48.9%
               Federal Home Loan Mortgage Corporation -- 22.5%
$     252,163  #284173 10.00% due 11/01/16 ........................................    $     275,052
      729,989  #297970 10.00% due 03/01/16 ........................................          791,987
      511,322  #884028 10.00% due 12/01/20 ........................................          557,653
    2,147,144  #884009 10.50% due 05/01/20 ........................................        2,380,646
    3,889,057  #186429 6.75% due 06/01/03 .........................................        3,874,551
      701,694  #292264 6.50% due 12/01/02 .........................................          721,559
    3,591,453  #E51430 6.50% due 09/01/08 .........................................        3,561,141
      553,345  #E00113 8.50% due 07/01/07 .........................................          577,449
      253,175  #B00448 8.50% due 09/01/03 .........................................          263,494
    9,941,265  #E00394 7.50% due 09/01/10 .........................................       10,122,991
   11,891,745  #E00398 7.00% due 10/01/10 .........................................       11,927,658
      533,738  #180738 7.00% due 09/01/11 .........................................          541,914
      258,507  #295919 7.25% due 01/01/06 .........................................          260,068
      119,791  #E38829 8.50% due 08/01/07 .........................................          125,009
      244,895  #E39538 8.50% due 08/01/07 .........................................          255,562
    4,013,994  #D06776 7.00% due 10/01/14 .........................................        4,079,302
      269,830  #181063 7.50% due 12/01/10 .........................................          272,769
      670,642  #D10210 7.50% due 11/01/10 .........................................          689,882
    1,517,484  #555004 8.00% due 07/01/11 .........................................        1,568,684
    1,678,912  #181889 8.00% due 01/01/11 .........................................        1,735,559
      291,093  #160053 8.00% due 07/01/08 .........................................          301,686
    2,710,213  #49826 8.00% due 06/01/07 ..........................................        2,835,983
    1,192,891  #20229 8.00% due 12/01/14 ..........................................        1,247,138
    2,020,762  #124672 8.00% due 12/01/09 .........................................        2,120,951
    1,168,985  #186359 8.25% due 12/01/09 .........................................        1,211,348
      807,277  #186361 8.50% due 12/01/08 .........................................          842,111
      868,242  #230025 8.50% due 03/01/07 .........................................          905,707
      362,343  #251738 8.50% due 07/01/09 .........................................          377,978
    1,183,978  #297954 8.50% due 05/01/05 .........................................        1,224,648
      175,603  #183614 8.75% due 11/01/09 .........................................          184,497
    1,108,946  #282089 8.25% due 04/01/07 .........................................        1,149,134
      587,505  #258424 9.50% due 11/01/09 .........................................          632,114
      780,350  #730154 9.50% due 09/01/05 .........................................          811,314
                                                                                       -------------
                                                                                          58,427,539
               Federal National Mortgage Association -- 13.6%
      150,023  #81607 10.00% due 04/01/19 .........................................          165,234
    3,214,790  #174964 7.00% due 11/01/07 .........................................        3,233,854
      570,015  #291581 7.00% due 08/01/09 .........................................          569,837
    2,930,220  #80290 7.25% due 06/01/98 ..........................................        2,951,281
    6,206,270  #44045 8.00% due 06/01/08 ..........................................        6,470,035
      785,816  #76243 8.00% due 08/01/17 ..........................................          816,330
      798,218  #26492 9.00% due 11/01/11 ..........................................          845,608
    1,138,050  #297508 9.00% due 04/01/10 .........................................        1,202,270
      168,043  #312180 8.00% due 05/01/03 .........................................          172,679
      404,438  #312181 7.00% due 04/01/08 .........................................          407,091
      459,699  #312182 6.50% due 06/01/09 .........................................          455,102
      203,264  #312183 8.00% due 06/01/21 .........................................          209,666
      766,294  #312184 7.00% due 06/01/24 .........................................          760,160
    2,426,284  #335387 6.50% due 03/01/11 .........................................        2,394,038
      724,930  #49 9.50% due 01/01/11 .............................................          780,872
    2,085,646  #21352 8.25% due 01/01/07 ..........................................        2,162,669
      515,625  #289958 9.50% due 08/01/20 .........................................          553,652
      891,001  #273030 9.50% due 03/01/20 .........................................          956,712

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                 Value
 ------------   --------------------------------------------------------------------   -------------
MORTGAGE-BACKED SECURITIES -- (Continued)
               Federal National Mortgage Association -- (Continued)
   $1,080,755  #104959 8.50% due 04/01/19 .........................................    $  1,128,169
    5,033,524  #361775 7.169% due 10/01/26 ........................................       5,085,432
    4,000,000  #362617 7.125% due 11/01/26 ........................................       4,048,750
                                                                                       -------------
                                                                                         35,369,441
                                                                                       -------------
               Government National Mortgage Association -- 0.3%
      544,294  #348359 7.50% due 04/15/08 .........................................         556,710
       39,339  #358733 7.50% due 09/15/08 .........................................          40,236
      122,895  #368433 7.50% due 02/15/09 .........................................         125,660
       41,943  #403077 7.50% due 07/15/09 .........................................          42,886
       14,062  #323102 7.50% due 05/15/07 .........................................          14,388
       47,067  #172413 8.50% due 09/15/01 .........................................          49,078
                                                                                       -------------
                                                                                            828,958
                                                                                       -------------
               Collateralized Mortgage Obligations -- 12.4%
    6,292,870  #1566C 5.60% due 09/15/00 ..........................................       6,151,280
    6,000,000  #1609 Multi Mtg P/C 5.75% due 12/15/16 .............................       5,896,875
    9,000,000  #1666D 5.850% due 04/15/17 .........................................       8,867,813
    3,406,500  #1543 PF 6.40% 01/15/19 ............................................       3,403,298
    1,475,000  #1993-29 PD 5.50% due 05/25/16 .....................................       1,466,242
    1,557,163  #1993-190 B 5.25% due 06/25/04 .....................................       1,547,430
    5,000,000  #1994-42 E 5.75% due 09/25/18 ......................................       4,900,000
                                                                                       -------------
                                                                                         32,232,938
                                                                                       -------------
               TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $124,808,870) ................................................     126,858,876
                                                                                       -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 49.9%
               Government Agency Debentures -- 6.8%
    4,800,000  Federal Home Loan Mortgage Corporation 7.125% due 11/18/02 .........       4,988,975
    5,000,000  Federal National Mortgage Association 7.55% due 04/22/02 ...........       5,278,100
    5,000,000  Federal National Mortgage Association 7.40% due 07/01/04 ...........       5,270,300
    2,000,000  Federal National Mortgage Association 6.610% due 03/24/99 ..........       2,024,400
                                                                                       -------------
                                                                                         17,561,775
                                                                                       -------------
               Agency Securities -- 0.3%
    1,000,000  Tennessee Valley Authority 6.375% 06/15/05 .........................         985,000
                                                                                       -------------
               U.S Treasury Notes -- 42.8%
   12,100,000  7.500% due 05/15/02 ................................................      12,873,311
   16,890,000  10.75% due 08/15/05 ................................................      21,817,151
   14,500,000  5.75% due 08/15/03 .................................................      14,133,295
   13,300,000  5.875% due 03/31/99 ................................................      13,316,625
   17,915,000  7.50% due 10/31/99 .................................................      18,676,388
    3,650,000  6.25% due 08/15/23 .................................................       3,428,701
   16,200,000  6.75% due 05/31/99 .................................................      16,539,228
   10,000,000  8.125% due 02/15/98 ................................................      10,301,600
                                                                                       -------------
                                                                                        111,086,299
                                                                                       -------------
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost $128,872,091) ................................................     129,633,074
                                                                                       -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

     Face
    Amount                                                                                 Value
 ------------                                                                         -------------
REPURCHASE AGREEMENT -- 3.2%
$   8,221,000  Agreement with Goldman Sachs & Co., 5.30%, dated 10/31/96, to be repuchased at $8,222,210 on 11/01/96, collateralized by:
               $5,640,000 U. S. Treasury Bond, 15.75% due 11/15/01
               (Cost $8,221,000) .................................................      $8,221,000
                                                                                       -------------

TOTAL INVESTMENTS (Cost $261,901,961*) ............................  102.0%           $264,712,950
OTHER ASSETS LESS LIABILITIES ......................................   (2.0)%           (5,210,228)
                                                                     --------         --------------
NET ASSETS .........................................................  100.0%          $259,502,722
                                                                     ========         ==============
NET ASSET VALUE ($259,502,722 divided by
   25,215,777 shares outstanding) ..................................                  $      10.29
                                                                                      ==============

------
* Aggregate cost for Federal tax purposes.
+ Rate represents annualized discount yield at date of purchase.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                                Equity Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

  Shares                                                             Value
 ---------                                                        ------------
COMMON STOCKS--97.8%
                  Consumer Services--29.2%
 60,000           American Home Products Corp .................   $ 3,675,000
 50,000           Armstrong World .............................     3,337,500
100,000           Ford Motor Co. ..............................     3,125,000
 80,000           Johnson & Johnson ...........................     3,940,000
 38,900           Loews Corp ..................................     3,214,113
 40,000           Nike Inc., Class B ..........................     2,355,000
 40,000           Philips Electronics NV-NY Shares ............     1,410,000
 90,000           Service Corp International ..................     2,565,000
 60,000           VF Corp. ....................................     3,922,500
                                                                  ------------
                                                                   27,544,113
                                                                  ------------
                  Basic Industry--21.9%
 40,000           Burlington Northern Santa Fe Corp. ..........     3,295,000
 50,000           Johnson Controls, Inc .......................     3,650,000
125,000           Leggett & Platt, Inc ........................     3,734,375
 55,000           Magna International, Inc ....................     2,756,875
 45,000           Rohm & Haas Co ..............................     3,211,875
 40,000           Schlumberger Ltd ............................     3,965,000
                                                                  ------------
                                                                   20,613,125
                                                                  ------------
                  Financial Services--15.6%
 25,000           Cigna Corp ..................................     3,262,500
 25,000           Citicorp ....................................     2,475,000
 28,000           Duke Realty Investments .....................       966,000
 25,000           First Union Corp ............................     1,818,750
 32,000           Merry Land & Investment .....................       672,000
 30,000           NationsBank Corp ............................     2,827,500
 50,000           Safeco Corp .................................     1,887,500
 10,000           TransAmerica Corp ...........................       758,750
                                                                  ------------
                                                                   14,668,000
                                                                  ------------
                  Technology--12.7%
 30,000           Compaq Computer Corp. * .....................     2,088,750
 37,500           Computer Associates International, Inc ......     2,217,187
125,000           EMC Corp.* ..................................     3,281,250
 40,000           Intel Corp ..................................     4,395,000
                                                                  ------------
                                                                   11,982,187
                                                                  ------------
                  Utilities--9.7%
100,000           Baltimore Gas & Electric ....................     2,725,000
 40,000           FPL Group, Inc ..............................     1,840,000
 45,000           Sprint Corp .................................     1,766,250
 60,000           Texas Utilities Co ..........................     2,430,000
 15,000           360 Communications Co.* .....................       339,375
                                                                  ------------
                                                                    9,100,625
                                                                  ------------

                  Energy--8.7%
 34,200           Amoco Corp ..................................     2,590,650
 40,000           Chevron Corp. ...............................     2,630,000
 73,300           Phillips Petroleum Co .......................     3,005,300
                                                                  ------------
                                                                    8,225,950
                                                                  ------------
                  TOTAL COMMON STOCKS
                  (Cost $69,152,557) ..........................   $92,134,000
                                                                  ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                                Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

      Face
     Amount                                                                                         Value
 --------------                                                                                ---------------
REPURCHASE AGREEMENT--2.1%
$1,996,000       Agreement with Goldman Sachs & Co., 5.30%, dated 10/31/96 to be repurchased at $1,996,294 on 11/01/96, collateralized by $2,041,050 U.S. Treasury Bonds,
                 11.75% due 2/15/01 (Cost $1,996,000) ........................................  $ 1,996,000
                                                                                               ---------------

TOTAL INVESTMENTS (Cost $71,148,557**) ........................................      99.9%      $94,130,000
OTHER ASSETS LESS LIABILITIES .................................................       0.1%           54,874
                                                                                  --------      -------------
NET ASSETS ....................................................................     100.0%      $94,184,874
                                                                                  ========      =============
NET ASSET VALUE ($94,184,874 divided by 5,610,200
   shares outstanding) ........................................................                      $16.79
                                                                                                =============

------
 * Non-income producing security.
** Aggregate cost for Federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

  Shares                                                             Value
 ---------                                                        ------------
COMMON STOCKS--98.8%
                  Consumer Services -- 24.8%
200,000           Adolph Coors, Class B ........................  $ 3,900,000
120,000           Alberto-Culver Co., Class A ..................    4,770,000
150,000           Banta Corp. ..................................    3,168,750
 60,000           Carmike Cinemas, Inc.* .......................    1,425,000
250,000           Family Dollar Stores .........................    4,250,000
175,000           First Brands Corp. ...........................    4,965,625
120,750           Harman International Industries, Inc. ........    6,203,531
165,000           Hudson Foods, Inc. ...........................    2,743,125
 10,000           Interstate Hotels Co. ........................      270,000
165,000           K2, Inc. .....................................    3,795,000
200,000           Kellwood Co. .................................    3,600,000
 62,000           Kimball International, Class B ...............    2,232,000
 40,000           La-Z-Boy, Inc. ...............................    1,245,000
160,000           Libbey, Inc. .................................    3,840,000
 45,000           Mail Boxes Etc.* .............................      916,875
 40,000           Media General, Inc., Class A .................    1,190,000
100,000           Morningstar Group, Inc. ......................    1,687,500
100,000           Polaris Industries, Inc. .....................    1,962,500
 65,000           Pulitzer Publishing Co. ......................    4,127,500
180,000           Sbarro, Inc. .................................    4,747,500
200,000           Shopko Stores, Inc. ..........................    3,225,000
 90,000           Suiza Foods Corp.* ...........................    1,507,500
 50,000           TCA Cable TV, Inc. ...........................    1,337,500
 70,000           Universal Corp. ..............................    1,907,500
100,000           Waban, Inc. ..................................    2,612,500
130,000           Warnaco Group, Class A .......................    3,233,750
100,000           York Group, Inc.* ............................    1,675,000
                                                                  ------------
                                                                   76,538,656
                                                                  ------------
                  Basic Industry -- 19.7%
185,000           Amcast Industrial Corp. ......................    3,769,375
120,000           American Building Co.* .......................    2,516,250
125,000           Aptargroup, Inc. .............................    4,031,250
105,000           Atchison Casting Corp.* ......................    1,680,000
 25,000           Borg-Warner Automotive, Inc. .................      959,375
 60,000           Breed Technologies, Inc. .....................    1,380,000
160,000           Caraustar Industries, Inc. ...................    4,680,000
 11,500           Carlisle Companies., Inc. ....................      654,063
 90,000           Carpenter Technology Corp. ...................    2,936,250
 50,000           Channell Commercial Corp. ....................      584,375
 85,000           Cleveland-Cliffs, Inc. .......................    3,485,000
155,000           Cytec Industries* ............................    5,541,250
 35,000           Dexter Corp. .................................    1,085,000
120,000           Excel Industries .............................    1,815,000
150,000           First Mississippi Corp. ......................    4,350,000
215,000           Granite Construction, Inc. ...................    4,138,750
 90,000           Greenfield Industries, Inc. ..................    2,385,000
 70,600           Kaydon Corp. .................................    2,876,950

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

  Shares                                                             Value
 ---------                                                         ------------
COMMON STOCKS -- (Continued)
                  Basic Industry -- (Continued)
 50,000           Lindsay Manufacturing ........................  $ 2,150,000
180,100           Mississippi Chemical Corp. ...................    4,525,013
 75,000           Regal-Beloit Corp. ...........................    1,331,250
 13,000           Texas Industries, Inc. .......................      737,750
150,000           Watts Industries, Inc., Class A ..............    3,131,250
                                                                  ------------
                                                                   60,743,151
                                                                  ------------
                  Financial Services -- 16.2%
 85,000           American Bankers Insurance Group .............    4,080,000
 20,156           Bank Atlantic Bancorp, Inc., Class A .........      269,586
 80,625           Bank Atlantic Bancorp, Inc., Class B .........    1,058,203
 35,000           Bank United Corp., Class A ...................      931,875
 50,000           Banknorth Group, Inc. ........................    1,725,000
  5,000           California Financial Holding Co. .............      118,125
106,000           Charter One Financial, Inc. ..................    4,604,375
 35,000           Collective Bancorp, Inc. .....................    1,050,000
 56,200           Equitable of Iowa Companies ..................    2,353,375
 60,000           First Commerce Corp. .........................    2,130,000
100,000           First Financial Corp. ........................    2,712,500
 35,000           First Hawaiian, Inc. .........................    1,085,000
 50,000           First Republic Bancorp, Inc. .................      768,750
150,000           GCR Holding Limited ..........................    3,487,500
130,000           Liberty Corp. ................................    4,485,000
 20,000           Magna Group, Inc. ............................      560,000
 15,000           Mark Twain Bancshares, Inc. ..................      688,125
 90,000           Orion Capital Corp. ..........................    4,893,750
100,000           PHH Corp. ....................................    2,975,000
135,000           Protective Life Corp. ........................    4,657,500
 75,000           Walden Bancorp, Inc. .........................    2,456,250
120,000           Washington Federal, Inc. .....................    2,880,000
                                                                  ------------
                                                                   49,969,914
                                                                  ------------
                  Technology -- 12.0%
180,000           Augat, Inc. ..................................    4,950,000
160,000           BancTec, Inc.* ...............................    3,260,000
165,000           Berg Electronics Corp.* ......................    4,661,250
130,000           Exar Corp.* ..................................    1,787,500
100,000           Lattice Semiconductor Corp.* .................    3,425,000
 85,000           Novellus Systems, Inc.* ......................    3,506,250
135,000           StoreMedia, Inc. .............................    1,552,500
165,000           Stratus Computer, Inc.* ......................    3,691,875
180,000           Symantec Corp. ...............................    1,957,500
140,000           Watkins-Johnson Co. ..........................    2,537,500
 80,000           Western Digital Corp.* .......................    3,880,000
 72,500           Xicor, Inc. ..................................      824,687
 50,000           Zilog, Inc. ..................................      987,500
                                                                  ------------
                                                                   37,021,562
                                                                  ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

  Shares                                                             Value
 ---------                                                        ------------
COMMON STOCKS -- (Continued)
                  Real Estate -- 10.5%
 60,000           Amli Residential Properties ..................  $ 1,320,000
 25,000           Arden Realty Group, Inc. .....................      565,625
102,120           Bradley Real Estate, Inc. ....................    1,697,745
152,000           Cali Realty Corp. ............................    4,085,000
100,000           CBL & Associates Properties, Inc. ............    2,362,500
 65,300           Chelsea GCA Realty, Inc. .....................    1,967,163
 35,000           Commercial Net Lease Realty ..................      481,250
 90,000           Duke Realty Investments ......................    3,105,000
 50,000           Essex Property Trust, Inc. ...................    1,293,750
 35,000           Felcor Suites Hotels, Inc. ...................    1,146,250
125,000           Glenborough Realty Trust .....................    1,750,000
 75,000           Horizon Group, Inc. ..........................    1,584,375
110,000           Liberty Property Trust .......................    2,378,750
 95,500           National Golf Properties .....................    2,769,500
120,000           Public Storage, Inc. .........................    2,760,000
 50,000           RFS Hotel Investors ..........................      812,500
150,000           South West Property Trust ....................    2,250,000
                                                                  ------------
                                                                   32,329,408
                                                                  ------------
                  Healthcare -- 7.2%
110,000           Bergen Brunswig Corp. ........................    3,451,250
160,000           Collagen Corp. ...............................    3,100,000
 50,000           Dentsply International, Inc. .................    2,106,250
200,000           Haemonetics Corp.* ...........................    3,575,000
105,000           Minntech Corp. ...............................    1,312,500
125,000           Sierra Health Services* ......................    3,578,125
140,000           Steris Corp.* ................................    5,285,000
                                                                  ------------
                                                                   22,408,125
                                                                  ------------
                  Energy -- 5.5%
113,300           Mitchell Energy & Development Corp. ..........    2,350,975
 60,000           Parker & Parsley Petroleum Co. ...............    1,725,000
 75,000           Pride Petroleum Services .....................    1,312,500
120,000           Production Operators Corp. ...................    4,770,000
100,000           Teekay Shipping Corp. ........................    3,112,500
200,000           Zeigler Coal Holding Co. .....................    3,625,000
                                                                  ------------
                                                                   16,895,975
                                                                  ------------
                  Utilities -- 2.9%
 20,000           Eastern Enterprises ..........................      770,000
 90,000           New Jersey Resources .........................    2,486,250
 15,000           Northwest Natural Gas Co. ....................      380,625
 25,000           People's Energy Corp. ........................      881,250
 78,900           Philadelphia Suburban Corp. ..................    1,341,300
 30,000           Piedmont Natural Gas Co., Inc. ...............      735,000
 25,000           Washington Gas Light Co. .....................      559,375
 50,000           Wicor, Inc. ..................................    1,781,250
                                                                  ------------
                                                                    8,935,050
                                                                  ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

                                                                    Value
                                                                 -------------
                         TOTAL COMMON STOCKS
                         (Cost $268,387,817)                     $304,841,841
                                                                 -------------

  Face
 Amount
 ------------
REPURCHASE AGREEMENT--1.1%
$   3,400,000  Agreement with Goldman Sachs & Co., 5.30%, dated 10/31/96 to be repurchased at $3,400,500 on 11/01/96, collateralized by U. S.
               Treasury Bonds, 10.625% due 08/15/15 (Cost $3,400,000) ...................  $3,400,000
                                                                                           -----------

TOTAL INVESTMENTS (Cost $271,787,817**) ..............................     99.9%          $308,241,841
OTHER ASSETS LESS LIABILITIES .........................................     0.1%               173,569
                                                                          --------        --------------
NET ASSETS ............................................................   100.0%          $308,415,410
                                                                          ========        ==============
NET ASSET VALUE ($308,415,410 divided
  by 19,131,909 shares outstanding) ...................................                   $      16.12
                                                                                          ==============

------
 * Non-income producing security.
** Aggregate cost for Federal tax purposes.

                       See Notes to Financial Statements.
                                      45

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Model Equity Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

 Shares                                                              Value
 --------                                                         ------------
COMMON STOCKS -- 97.7%
                   Financial Services -- 19.9%
 28,300            A. G. Edwards, Inc. .........................    $  845,463
 19,600            Barnett Banks, Inc. .........................       747,250
 11,300            Chase Manhattan Corp. .......................       968,975
  2,700            Comerica, Inc. ..............................       143,438
 18,100            Conseco, Inc. ...............................       968,350
 37,400            Countrywide Credit Industries, Inc. .........     1,065,900
  9,200            MBIA, Inc. ..................................       815,350
 14,100            Merrill Lynch & Co. .........................       990,525
  9,300            NationsBank Corp. ...........................       876,525
 13,500            St. Paul Companies ..........................       734,063
 11,800            Student Loan Marketing Association ..........       976,450
 15,400            Travelers Group, Inc. .......................       835,450
                                                                  ------------
                                                                     9,967,739
                                                                  ------------
                   Utilities -- 13.4%
 16,700            Consolidated Natural Gas Co. ................       887,188
 24,100            Entergy Corp. ...............................       674,800
 29,700            GPU, Inc. ...................................       976,388
 41,200            Long Island Lighting ........................       746,750
 30,400            New York State Electric & Gas ...............       634,600
 30,000            Pacificorp ..................................       633,750
 26,900            PanEnergy Corp. .............................     1,035,650
 13,800            Sprint Corp. ................................       541,650
 22,200            Unicom Corporation ..........................       577,200
                                                                  ------------
                                                                     6,707,976
                                                                  ------------
                   Electronic Technology -- 12.1%
 14,200            Compaq Computer Corp.* ......................       988,675
 36,500            EMC Corp.* ..................................       958,125
 15,300            Harris Corp. ................................       958,162
  8,200            Intel Corp. .................................       900,975
  9,600            Lockheed Martin Corp. .......................       860,400
 28,700            Western Digital Corp.* ......................     1,391,950
                                                                  ------------
                                                                     6,058,287
                                                                  ------------
                   Producer Manufacturing -- 9.2%
 12,800            Caterpillar, Inc. ...........................       878,400
 15,400            Deere & Co. .................................       642,950
 20,200            Harnischfeger Industries, Inc. ..............       808,000
 19,600            Ingersoll-Rand Corp. ........................       815,850
 23,900            Parker-Hannifin Corp. .......................       905,213
  6,200            TRW, Inc. ...................................       561,100
                                                                  ------------
                                                                     4,611,513
                                                                  ------------
                   Process Industries -- 8.4%
  9,300            Dow Chemical Co. ............................       723,075
 10,700            Loews Corp. .................................       884,087
 15,300            Mead Corp. ..................................       868,275
  7,600            Springs Industries, Inc. - Class A ..........       342,950

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Model Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

 Shares                                                              Value
 --------                                                         ------------
COMMON STOCKS -- (Continued)
                   Process Industries -- (Continued)
 7,800             Textron, Inc. ............................    $     692,250
16,300             Union Carbide Corp. ......................          694,788
                                                                  ------------
                                                                     4,205,425
                                                                  ------------
                   Energy Minerals -- 6.8%
 7,400             Atlantic Richfield Co. ...................          980,500
 6,200             Mobil Corp. ..............................          723,850
22,000             Phillips Petroleum Co. ...................          902,000
14,000             Tosco Corp. ..............................          785,750
                                                                  ------------
                                                                     3,392,100
                                                                  ------------
                   Retail Trade -- 6.7%
24,000             American Stores Co. ......................          993,000
26,100             Dayton-Hudson Corp. ......................          903,712
44,100             Limited, Inc. ............................          810,338
16,000             Ross Stores Inc. .........................          664,000
                                                                  ------------
                                                                     3,371,050
                                                                  ------------
                   Consumer Durables -- 6.2%
29,700             Chrysler Corp. ...........................          998,662
26,100             Ford Motor Co. ...........................          815,625
13,500             Goodyear Tire & Rubber Co. ...............          619,312
20,700             Snap-On, Inc. ............................          664,987
                                                                  ------------
                                                                     3,098,586
                                                                  ------------
                   Transportation -- 4.1%
17,900             CSX Corp. ................................          771,937
 8,200             Delta Air Lines, Inc. ....................          581,175
 8,000             Norfolk Southern Corp. ...................          713,000
                                                                  ------------
                                                                     2,066,112
                                                                  ------------
                   Consumer Non-Durables -- 3.7%
37,400             IBP, Inc. ................................          935,000
10,000             Philip Morris Companies, Inc. ............          926,250
                                                                  ------------
                                                                     1,861,250
                                                                  ------------
                   Non-Energy Minerals -- 2.4%
 7,800             Carpenter Technology .....................          254,475
 8,200             Cleveland-Cliffs, Inc. ...................          336,200
10,000             Phelps Dodge Corp. .......................          628,750
                                                                  ------------
                                                                     1,219,425
                                                                  ------------
                   Health Technology -- 1.9%
22,200             Mallinckrodt, Inc. .......................          965,700
                                                                  ------------
                   Technology Software/Services -- 1.7%
16,500             Avnet, Inc. ..............................          831,187
                                                                  ------------
                   Health Services -- 1.2%
30,000             Tenet Healthcare Corp. ...................          626,250
                                                                  ------------
                   TOTAL COMMON STOCKS
                   (Cost $45,110,161) .......................       48,982,600
                                                                  ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Model Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

   Face
 Amount                                                              Value
 --------                                                         ------------
REPURCHASE AGREEMENT -- 2.2%
$1,090,000 Agreement with Goldman Sachs & Co., 5.30%,
           dated 10/31/96 to be repurchased at
           $1,090,160 on 05/01/96, collateralized by
           $1,118,910 U.S. Treasury Bonds, 12.75%
           due 11/15/10 (Cost $1,090,000) .....................   $1,090,000
                                                                  ------------

TOTAL INVESTMENTS (Cost $46,200,161**) .........    99.9%        $50,072,600
OTHER ASSETS LESS LIABILITIES ..................     0.1%             58,352
                                                 --------        -------------
NET ASSETS .....................................   100.0%        $50,130,952
                                                 ========        =============
NET ASSET VALUE ($50,130,952 divided by
 4,291,161 shares outstanding) .................                 $     11.68
                                                                 =============

------
 * Non-income producing security.
** Aggregate cost for Federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      International Fixed Income Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

              Face
             Amount                                                                                  Value
         ---------------                                                                          ------------
FOREIGN SECURITIES -- 95.5%
JAPANESE YEN BONDS -- 16.7%
JPY          100,000,000  Asian Development Bank, 5.625% due 02/18/02 .........................   $1,041,575
              35,000,000  European Investment Bank, 5.875% due 11/26/99 .......................      351,092
             100,000,000  Export -- Import Bank Japan, 4.375% due 10/01/03 ....................      995,429
             100,000,000  IBRD -- Global Bond, 5.25% due 03/20/02 .............................    1,030,588
             100,000,000  Japan Development Bank, 5.00% due 10/01/99 ..........................      976,751
                                                                                                  ------------
                          TOTAL JAPANESE YEN BONDS
                          (Cost $4,800,946) ...................................................    4,395,435
                                                                                                  ------------
GERMAN DEUTSCHEMARK BONDS -- 13.3%
DEM            1,000,000  Bundesschatzanweisengen, 6.375% due 08/14/98 ........................      691,738
               2,400,000  Deutschland Republic, 6.00% due 09/15/03 ............................    1,627,812
               1,600,000  German Unity Fund 8.00% due 01/21/02 ................................    1,193,919
                                                                                                  ------------
                          TOTAL GERMAN DEUTSCHEMARK BONDS
                          (Cost $3,227,439) ...................................................    3,513,469
                                                                                                  ------------
FRENCH FRANC BONDS -- 8.7%
FRF            5,300,000  France O.A.T., 8.50% due 04/25/03 ...................................    1,210,673
               5,000,000  French Treasury Bill, 7.75% due 04/12/00 ............................    1,080,610
                                                                                                  ------------
                          TOTAL FRENCH FRANC BONDS
                          (Cost $2,064,496) ...................................................    2,291,283
                                                                                                  ------------
DANISH KRONA BONDS -- 7.0%
DKR            5,000,000  Denmark -- Bullet, 7.00% due 12/15/04 ...............................      883,107
               5,000,000  Denmark -- Bullet, 9.00% due 11/15/00 ...............................      972,243
                                                                                                  ------------
                          TOTAL DANISH KRONA BONDS
                          (Cost $1,672,920) ...................................................    1,855,350
                                                                                                  ------------
GREAT BRITAIN POUND STERLING BOND -- 6.4%
GBP              950,000  United Kingdom Conversion, 10.25% due 11/22/99 (Cost $1,574,700) ....    1,681,377
                                                                                                  ------------
AUSTRALIAN DOLLAR BOND -- 5.6%
AUD            1,850,000  Queensland Treasury, 8.00% due 05/14/97 (Cost $1,355,887) ...........    1,468,132
                                                                                                  ------------
ITALIAN LIRA BOND -- 5.3%
ITL        1,000,000,000  Italy (Government), 10.50% due 07/15/98 .............................      693,192
           1,000,000,000  Italy (Government), 9.50% due 02/01/01 ..............................      708,958
                                                                                                  ------------
                          TOTAL ITALIAN LIRA BONDS
                          (Cost $1,386,492) ...................................................    1,402,150
                                                                                                  ------------
AUSTRIAN SCHILLING BOND -- 4.8%
ATS           13,000,000  Republic of Austria, 5.375% due 11/23/98 (Cost $1,166,862) ..........   $1,254,086
                                                                                                  ------------
CANADIAN DOLLAR BONDS -- 4.7%
CAD              800,000  Canada (Government), 7.00% due 09/01/01 .............................      634,124
                 700,000  Canada (Government), 9.00% due 12/01/04 .............................      614,943
                                                                                                  ------------
                          TOTAL CANADIAN DOLLAR BONDS
                          (Cost $1,145,414) ...................................................    1,249,067
                                                                                                  ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      International Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

              Face
             Amount                                                                                  Value
         ---------------                                                                          ------------
FOREIGN SECURITIES -- (Continued)
IRISH PUNT BOND -- 4.3%
IEP              700,000  Irish (Government), 6.25% due 04/01/99 (Cost $1,091,374) ............   $ 1,140,029
                                                                                                  ------------
NETHERLAND GUILDER BONDS -- 4.3%
NLG              500,000  Netherlands (Government), 7.25% due 10/01/04 ........................       322,723
               1,250,000  Netherlands (Government), 7.50% due 11/15/99 ........................       803,124
                                                                                                  ------------
                          TOTAL NETHERLAND GUILDER BONDS
                          (Cost $974,416) .....................................................     1,125,847
                                                                                                  ------------
SPANISH PESETA BONDS -- 4.2%
ESP           52,000,000  Spanish (Government), 10.25% due 11/30/98 ...........................       434,617
              83,000,000  Spanish (Government), 11.60% due 01/15/97 ...........................       656,229
                                                                                                  ------------
                          TOTAL SPANISH PESETA BONDS
                          (Cost $1,107,861) ...................................................     1,090,846
                                                                                                  ------------
BELGIAN FRANC BOND -- 4.1%
BEF           29,000,000  Belgian (Kingdom), 8.75% due 06/25/02 (Cost $964,815) ...............     1,086,220
                                                                                                  ------------
NEW ZEALAND DOLLAR BONDS -- 3.5%
NZD            1,250,000  New Zealand (Government), 8.00% due 04/15/04 (Cost $812,483 .........       918,487
                                                                                                  ------------
SWEDISH KRONA BOND -- 2.6%
SEK            4,000,000  Swedish (Government), 11.00% due 01/21/99 (Cost $544,523) ...........       677,474
                                                                                                  ------------
                          TOTAL FOREIGN SECURITIES
                          (Cost $23,890,628) ..................................................    25,149,252
                                                                                                  ------------
REPURCHASE AGREEMENT -- 1.1%
                $292,000  Agreement with Goldman Sachs & Co., 5.30%, dated 10/31/96 to be repurchased at $292,043 on 11/01/96, collateralized by $303,065
                          U.S. Treasury Bonds, 11.750% due 2/15/01 (Cost $292,000) ............      292,000
                                                                                                  ------------

TOTAL INVESTMENTS (Cost $24,182,628*)  .........................................      96.6%      $25,441,252
OTHER ASSETS LESS LIABILITIES  .................................................       3.4%          902,532
                                                                                     --------    -------------
NET ASSETS  ....................................................................     100.0%      $26,343,784
                                                                                     ========    =============
NET ASSET VALUE ($26,343,784 divided by 2,451,511
  shares outstanding) ..........................................................                 $     10.75
                                                                                                 =============

------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

   Shares                                                           Value
 -----------                                                     -------------
FOREIGN SECURITIES -- 95.5%
               Japan -- 27.0%
     116,600   Acom Co., Ltd. .................................  $  4,478,702
     150,000   Amway Japan Ltd. ...............................     5,985,760
     140,000   Aoyama Trading Co. Ltd. ........................     3,580,908
     300,000   Canon Inc. .....................................     5,748,439
     339,000   Dai Nippon Printing Co. Ltd. ...................     5,721,016
     600,000   Daiwa House Industry Co. Ltd. ..................     8,332,600
       1,900   East Japan Railway Co. .........................     8,734,288
      12,588   Fuji Photo Film Ltd. -- ADR ....................       360,331
     200,000   Fuji Photo Film Ltd. ...........................     5,748,439
     962,000   Hitachi Ltd. ...................................     8,540,212
     313,000   Honda Motor Co. ................................     7,483,167
     125,000   Ito-Yokado Co. Ltd. ............................     6,240,660
     500,000   Kao Corp. ......................................     5,889,074
     470,000   Kirin Brewery Co., Ltd. ........................     4,833,435
      44,458   Kyocera Ltd. -- ADR ............................     5,840,669
       9,457   Matsushita Electric Industrial Ltd. -- ADR .....     1,528,487
   1,000,000   Mitsubishi Heavy Industries Ltd. ...............     7,690,955
     434,000   Denso Corp. ....................................     9,002,724
     130,000   Nintendo Corp. Ltd. ............................     8,318,537
     800,000   Nishimatsu Construction Co. ....................     7,383,317
     150,000   Rohm Co. .......................................     8,899,534
     519,000   Sankyo Co. Ltd. ................................    12,864,375
     600,000   Sharp Corp. ....................................     9,123,670
   1,000,000   Toda Construction Co. ..........................     7,919,486
     450,000   Wacoal Corp. ...................................     5,379,273
     300,000   Yamanouchi Pharmaceutical Co. ..................     6,091,236
     149,100   Yurtec Corp. ...................................     2,175,510
                                                                 -------------
                                                                  173,894,804
                                                                 -------------
               United Kingdom -- 17.6%
     978,312   Associated British Foods PLC ...................     6,717,031
   1,100,000   B.A.T. Industries PLC ..........................     7,659,916
   2,050,000   BTR PLC ........................................     8,588,526
   1,565,000   Dalgety PLC ....................................     7,931,584
     500,000   De La Rue PLC ..................................     4,795,582
   3,000,000   Iceland Group PLC ..............................     4,197,660
   2,800,000   Mirror Group PLC ...............................    10,591,770
     950,000   National Power PLC .............................     6,290,795
   1,400,000   Safeway PLC ....................................     8,302,581
   1,763,200   Scottish Power PLC .............................     9,022,144
   1,000,000   Tate & Lyle PLC ................................     7,760,790
   2,600,000   Tomkins PLC ....................................    10,913,916
     458,333   Hyder PLC ......................................     5,279,611
     225,000   Hyder PLC 7.875% Cv Pfd. .......................       383,463
     910,000   Smith (W.H.) Group PLC .........................     6,803,219
     300,000   Zeneca Group PLC ...............................     8,161,034
                                                                 -------------
                                                                  113,399,622
                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

   Shares                                                           Value
 -----------                                                     -------------

FOREIGN SECURITIES -- (Continued)
               France -- 8.0%
      85,000   Compagnie Generale des Eaux ...................   $10,161,416
      51,030   Compagnie de Saint-Gobain .....................     6,889,199
      51,200   Groupe Danone .................................     7,012,326
     103,745   Lafarge SA ....................................     6,227,541
     260,000   Lagardere Groupe ..............................     8,215,613
     119,858   Elf Aquitaine SA ..............................     9,586,763
      80,000   Technip - ADR .................................     3,499,467
                                                                 -------------
                                                                  51,592,325
                                                                 -------------
               Spain -- 7.8%
     300,000   Banco Central Hispanoamericano SA .............     7,010,115
      29,187   Banco Popular Espanol SA ......................     5,581,988
     400,000   Dragados & Construcciones SA ..................     5,363,443
   1,100,000   Iberdrola SA ..................................    11,687,447
     280,000   Repsol SA -- ADR ..............................     9,135,000
     186,000   Telefonica de Espana -- ADR ...................    11,206,500
                                                                 -------------
                                                                  49,984,493
                                                                 -------------
               Italy -- 5.7%
     800,000   Benetton Group S.p.A. .........................     9,462,337
     180,000   ENI S.p.A. -- ADR .............................     8,550,000
     322,000   Instituto Mobiliare Italiano S.p.A. -- ADR ** .     7,889,000
   5,000,000   Telecom Italia S.p.A. .........................    11,142,245
                                                                 -------------
                                                                  37,043,582
                                                                 -------------
               Germany -- 5.6%
     240,000   Deutsche Bank AG ..............................    11,159,286
     250,000   Hoechst AG ....................................     9,418,374
      90,000   Siemens AG ....................................     4,658,228
      47,290   Siemens AG -- ADR .............................     2,459,080
     156,200   Veba AG .......................................     8,344,776
                                                                 -------------
                                                                  36,039,744
                                                                 -------------
               Netherlands -- 5.2%
     160,000   ABN-Amro Holding N.V. .........................     9,044,503
     161,323   Royal PTT Nederland NV -- ADR .................     5,827,793
     289,200   Philips Electronics N.V. -- NY shares .........    10,194,300
      49,504   Royal Dutch Petroleum Co. -- NY shares ........     8,186,724
                                                                 -------------
                                                                  33,253,320
                                                                 -------------
               Australia -- 4.7%
   3,500,000   Boral Ltd. ....................................     8,705,179
     824,595   Burns, Philp & Co. Ltd. .......................     1,306,323
   2,300,000   Email Ltd. ....................................     6,321,750
     464,758   Lend Lease Corp., Ltd. ........................     7,874,403
   1,033,789   Westpac Banking Corp., Ltd. ...................     5,895,823
                                                                 -------------
                                                                  30,103,478
                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

   Shares                                                           Value
 -----------                                                     -------------

FOREIGN SECURITIES -- (Continued)
               Sweden -- 2.9%
     195,000   Astra AB ......................................   $  8,911,569
     180,000   Electrolux AB -- Series B .....................     10,035,799
                                                                 -------------
                                                                   18,947,368
                                                                 -------------
               Norway -- 2.8%
   3,320,000   Christiania Bank OG Kreditkasse ...............      9,106,868
     230,000   Kvaerner AS ...................................      8,688,360
                                                                 -------------
                                                                   17,795,228
                                                                 -------------
               Finland -- 1.6%
     225,000   Nokia AB -- Series A ADR ......................     10,434,375
                                                                 -------------
               Canada -- 1.5%
     190,000   Magna International, Inc. -- Class A ..........      9,523,750
                                                                 -------------
               Switzerland -- 1.0%
       5,520   Ciba-Geigy AG .................................      6,803,324
                                                                 -------------
               Mexico -- 1.0%
     506,250   Cemex, S.A.de C.V. -- Series "B" ..............      1,835,747
     160,000   Telefonos de Mexico -- Class L ADR ............      4,880,000
                                                                 -------------
                                                                    6,715,747
                                                                 -------------
               Hong Kong -- 0.7%
   2,000,000   Hong Kong Land Holdings, Ltd. .................      4,460,000
                                                                 -------------
               Thailand -- 0.7%
     221,273   Thailand Fund, Inc. ...........................      4,231,846
                                                                 -------------

               Denmark -- 0.6%
     150,500   Tele Danmark A/S -- ADR .......................      3,762,500
                                                                 -------------
               Singapore -- 0.5%
     863,000   Sime Darby Berhad .............................      3,052,372
                                                                 -------------
               Malaysia -- 0.4%
     666,666   Malaysia International Shipping Berhad ........      1,992,608
     157,000   Sime Darby Berhad .............................        556,274
                                                                 -------------
                                                                    2,548,882
                                                                 -------------
               New Zealand -- 0.2%
      70,000   Tranz Rail Holdings -- ADR ** .................      1,146,259
                                                                 -------------
               TOTAL FOREIGN SECURITIES
               (Cost $539,744,635) ...........................    614,733,019
                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

 Face
Amount                                                               Value
------                                                           --------------
REPURCHASE AGREEMENT -- 5.7%
$36,596,000 Agreement with Goldman Sachs & Co., 5.30% dated
            10/31/96 to be repurchased at $36,601,388 on
            11/01/96 collateralized by $37,352,500
            U.S. Treasury Bonds 10.375% due 11/15/12
            (Cost $36,596,000).....................             $ 36,596,000
                                                                 --------------
TOTAL INVESTMENTS (Cost $576,340,635*) ............    101.2%   $651,329,019
OTHER ASSETS LESS LIABILITIES .....................     (1.2%)    (7,870,371)
                                                      --------   --------------
NET ASSETS ........................................    100.0%   $643,458,648
                                                      ========   ==============
NET ASSET VALUE ($643,458,648 divided by
  46,381,563 shares outstanding) ..................             $      13.87
                                                                 ==============


------
 * Aggregate cost for Federal tax purposes.
** Non-income producing security.
ABBREVIATION:
ADR -- American Depository Receipts


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio

                             SECTOR DIVERSIFICATION

At October 31, 1996, sector diversification of the Portfolio was as follows (Unaudited):

                                            % of Net
                                             Assets                 Value
                                            ----------          --------------
INDUSTRIES:
     Electronics  ................             10.7%            $ 68,628,226
     Financial Services  .........             10.6               68,040,690
     Engineering & Construction  .             10.4               67,019,835
     Oil & Gas  ..................              6.8               43,803,263
     Healthcare & Pharmaceuticals.              6.7               42,831,538
     Utilities  ..................              6.6               42,824,877
     Food & Beverage  ............              5.5               35,561,491
     Telecommunications  .........              4.8               30,991,244
     Other  ......................              4.5               28,695,913
     Automotive  .................              4.0               26,009,642
     Retail  .....................              3.6               22,884,368
     Printing & Publishing  ......              3.3               21,108,368
     Industrial  .................              2.9               18,604,871
     Consumer Durables /
        Non-Durables .............              2.8               18,115,496
     Manufacturing  ..............              2.5               16,357,548
     Chemicals  ..................              2.4               15,527,145
     Apparel & Textiles  .........              2.3               14,841,611
     Transportation  .............              1.8               11,873,146
     Real Estate  ................              1.3                8,068,646
     Electrical  .................              1.1                7,117,308
     Commercial Services  ........              0.9                5,827,793
                                                                --------------
TOTAL FOREIGN SECURITIES  ........             95.5%            $614,733,019
                                            ----------          --------------
REPURCHASE AGREEMENT  ............              5.7%              36,596,000
                                            ----------          --------------
TOTAL INVESTMENTS  ...............            101.2%            $651,329,019
                                            ==========          ==============


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

  Shares                                                             Value
 ---------                                                        ------------
FOREIGN SECURITIES -- 92.8%
               Japan--24.5%
  15,800       Acom Co., Ltd. ................................    $   606,891
  13,600       Amway Japan Ltd. ..............................        542,708
   5,300       Aoyama Trading Co. Ltd. .......................        135,562
  22,000       Canon Inc. ....................................        421,552
  36,000       Dai Nippon Printing Co. Ltd. ..................        607,541
  34,000       Daiwa House Industry Co. Ltd. .................        472,180
     120       East Japan Railway Co. ........................        551,639
     722       Fuji Photo Film Ltd. - ADR ....................         20,667
  18,000       Fuji Photo Film Ltd. ..........................        517,359
  90,000       Hitachi Ltd. ..................................        798,980
  30,000       Honda Motor Co. ...............................        717,236
  10,000       Ito-Yokado Co. Ltd. ...........................        499,252
  49,000       Kao Corp. .....................................        577,129
  32,000       Kirin Brewery Co., Ltd. .......................        329,085
   1,242       Kyocera Ltd. - ADR ............................        163,167
     543       Matsushita Electric Industrial Ltd. - ADR .....         87,762
  89,000       Mitsubishi Heavy Industries Ltd. ..............        684,495
  38,000       Denso Corp. ...................................        788,257
  11,000       Nintendo Corp. Ltd. ...........................        703,876
  49,000       Nishimatsu Construction Co. ...................        452,228
  13,000       Rohm Co. ......................................        771,292
  36,000       Sankyo Co. Ltd. ...............................        892,326
  60,000       Sharp Corp. ...................................        912,367
  93,000       Toda Construction Co. .........................        736,512
  50,000       Wacoal Corp. ..................................        597,697
  24,000       Yamanouchi Pharmaceutical Co. .................        487,298
  16,800       Yurtec Corp.                                           245,137
                                                                  ------------
                                                                   14,320,195
                                                                  ------------
               United Kingdom -- 18.1%
  49,688       Associated British Foods PLC ..................        341,154
 110,000       B.A.T. Industries PLC .........................        765,991
 180,000       BTR PLC .......................................        754,114
 140,000       Dalgety PLC ...................................        709,534
  50,000       De La Rue PLC .................................        479,558
 250,000       Iceland Group PLC .............................        349,805
 242,000       Mirror Group PLC ..............................        915,431
  88,000       National Power PLC ............................        582,726
 185,000       Safeway PLC ...................................      1,097,126
  89,262       Scottish Power PLC ............................        456,746
  90,000       Tate & Lyle PLC ...............................        698,471
 242,000       Tomkins PLC ...................................      1,015,833
  15,300       Hyder PLC .....................................         26,075
  34,866       Hyder PLC 7.875% Cv Pfd. ......................        401,627
 122,000       Smith (W.H.) Group PLC ........................        912,079
  40,000       Zeneca Group PLC ..............................      1,088,144
                                                                  ------------
                                                                   10,594,414
                                                                  ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

  Shares                                                             Value
 ---------                                                        ------------

FOREIGN SECURITIES -- (Continued)

               France -- 7.5%
   6,100       Compagnie Generale des Eaux ...................    $  729,231
   6,925       Compagnie de Saint-Gobain .....................       934,895
   4,000       Groupe Danone .................................       547,838
   5,944       Lafarge SA ....................................       356,802
  25,000       Lagardere Groupe ..............................       789,962
   6,642       Elf Aquitaine SA ..............................       531,256
  11,000       Technip- ADR ..................................       481,178
                                                                  ------------
                                                                   4,371,162
                                                                  ------------
               Spain -- 7.4%
  21,000       Banco Central Hispanoamericano SA ..............      490,708
   1,863       Banco Popular Espanol SA .......................      356,297
  51,000       Dragados y Construcciones SA ...................      683,839
 114,000       Iberdrola SA ...................................    1,211,244
  23,200       Repsol SA - ADR ................................      756,900
  14,000       Telefonica de Espana - ADR .....................      843,500
                                                                  ------------
                                                                   4,342,488
                                                                  ------------
               Germany -- 6.3%
  26,000       Deutsche Bank AG ...............................    1,208,922
  27,000       Hoechst AG .....................................    1,017,184
   6,110       Siemens AG - ADR ...............................      317,720
  20,800       Veba AG ........................................    1,111,213
                                                                  ------------
                                                                   3,655,039
                                                                  ------------
               Italy -- 5.1%
  40,000       Benetton Group S.p.A. ..........................      473,116
  20,000       ENI S.p.A. - ADR ...............................      950,000
  27,000       Instituto Mobiliare Italiano S.p.A. - ADR ** ...      661,500
 400,000       Telecom Italia S.p.A.                                 891,380
                                                                  ------------
                                                                   2,975,996
                                                                  ------------
               Netherlands -- 4.8%
  15,000       ABN-Amro Holding N.V. ..........................      847,922
   6,000       Royal PTT Nederland NV .........................      217,152
   4,168       Royal PTT Nederland NV - ADR ...................      150,569
  23,600       Philips Electronics N.V. - NY shares ...........      831,900
   4,678       Royal Dutch Petroleum Co. - NY shares ..........      773,625
                                                                  ------------
                                                                   2,821,168
                                                                  ------------
               Australia -- 4.5%
 250,000       Boral Ltd. .....................................      621,798
 112,229       Burns, Philp & Co. Ltd. ........................      177,793
 110,000       Email Ltd. .....................................      302,344
  42,527       Lend Lease Corp. Ltd. ..........................      720,535
 140,825       Westpac Banking Corp. Ltd. .....................      803,143
                                                                  ------------
                                                                   2,625,613
                                                                  ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

  Shares                                                             Value
 ---------                                                        ------------

 OREIGN SECURITIES -- (Continued)
               Sweden -- 3.5%
  27,000       Astra AB .......................................   $ 1,233,909
  15,000       Electrolux AB - Series B .......................       836,317
                                                                  ------------
                                                                    2,070,226
                                                                  ------------
               Norway -- 2.7%
 280,000       Christiania Bank OG Kreditkasse ................       768,049
  21,000       Kvaerner AS ....................................       793,285
                                                                  ------------
                                                                    1,561,334
                                                                  ------------
               Switzerland -- 1.6%
     762       Ciba-Geigy AG ..................................       939,154
                                                                  ------------
               Canada -- 1.1%
  13,211       Magna International, Inc. - Class A ............       662,201
                                                                  ------------
               Finland -- 1.1%
  13,500       Nokia AB - Series A ADR ........................       626,062
                                                                  ------------
               Hong Kong -- 1.0%
 260,000       Hong Kong Land Holdings, Ltd. ..................       579,800
                                                                  ------------
               Mexico -- 1.0%
   7,000       Cemex, S.A. de C.V. - Series "A" ...............        23,376
  61,000       Cemex, S.A.de C.V. - Series "B" ................       221,197
  10,700       Telefonos de Mexico - Class L ADR ..............       326,350
                                                                  ------------
                                                                      570,923
                                                                  ------------
               Thailand -- 0.9%
  25,880       Thailand Fund, Inc. ............................       494,955
                                                                  ------------
               Malaysia -- 0.8%
  85,000       Malaysia International Shipping Berhad .........       254,057
  58,000       Sime Darby Berhad ..............................       205,503
                                                                  ------------
                                                                      459,560
                                                                  ------------
               Singapore -- 0.3%
  49,000       Sime Darby Berhad ..............................       173,309
                                                                  ------------
               New Zealand -- 0.3%
  10,000       Tranz Rail Holdings - ADR ** ...................       163,757
                                                                  ------------
               Denmark -- 0.3%
   6,200       Tele Danmark A/S - ADR .........................       155,000
                                                                  ------------
               TOTAL FOREIGN SECURITIES
               (Cost $47,698,531) .............................    54,162,356
                                                                  ------------


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

 Face
Amount                                                              Value
-------                                                         -------------
REPURCHASE AGREEMENT -- 9.6%
$5,600,000 Agreement with Goldman, Sachs & Co., 5.30% dated
           10/31/96 to be repurchased at $5,600,824 on
           11/01/96 collateralized by $5,714,870
           U.S. Treasury Bonds 11.75% due 11/15/14
           (Cost $5,600,000)......................              $ 5,600,000
                                                                 -------------

TOTAL INVESTMENTS (Cost $53,298,531*) ............    102.4%    $59,762,356
OTHER ASSETS LESS LIABILITIES ....................     (2.4%)    (1,372,207)
                                                     --------    -------------
NET ASSETS .......................................    100.0%    $58,390,149
                                                     ========    =============
NET ASSET VALUE ($58,390,149 divided by
  4,272,552 shares outstanding) ..................              $     13.67
                                                                 =============




------
 * Aggregate cost for Federal tax purposes.
** Non-income producing security.
   ABBREVIATION:
ADR -- American Depository Receipts


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio

                             SECTOR DIVERSIFICATION

At October 31, 1996, sector diversification of the Portfolio was as follows (Unaudited):

                                            % of Net
                                             Assets                 Value
                                            ----------           -------------
INDUSTRIES:
     Financial Services  ........              11.1%             $ 6,463,967
     Engineering & Construction .              10.3                6,022,417
     Electronics  ...............               9.1                5,316,961
     Healthcare & Pharmaceuticals               7.9                4,640,827
     Utilities  .................               7.7                4,518,862
     Oil & Gas  .................               5.2                3,011,780
     Other  .....................               4.8                2,805,034
     Food & Beverage  ...........               4.8                2,803,876
     Retail  ....................               4.3                2,494,574
     Telecommunications  ........               4.2                2,433,382
     Automotive  ................               3.7                2,167,694
     Printing & Publishing  .....               3.4                2,002,531
     Industrial  ................               2.9                1,700,328
     Consumer Durables /
        Non-Durables ............               2.8                1,619,091
     Chemicals  .................               2.7                1,555,210
     Manufacturing  .............               2.0                1,138,661
     Apparel & Textiles  ........               1.8                1,070,813
     Transportation  ............               1.7                  969,447
     Real Estate  ...............               1.6                  958,612
     Electrical  ................               0.5                  317,720
     Commercial Services  .......               0.3                  150,569
                                            ----------           -------------
TOTAL FOREIGN SECURITIES  .......              92.8%             $54,162,356
                                            ----------           -------------

REPURCHASE AGREEMENT  ...........               9.6%               5,600,000
                                            ----------           -------------

TOTAL INVESTMENTS  ..............             102.4%             $59,762,356
                                            ==========           =============


                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1996

    Shares                                                                                Value
 -------------                                                                        ------------
FOREIGN SECURITIES -- 97.6%
                India -- 10.8%
   331,500      Arvind Mills GDR. ..................................................    $1,282,910
   100,000      Ashok Leyland GDR ..................................................     1,125,000
    74,500      Dr Reddy's Laboratories GDR ........................................       419,062
    61,000      Finolex Cables Ltd. ................................................       221,430
    20,355      Hindalco Industries GDR ............................................       374,124
    53,500      Indian Aluminum GDR ................................................       240,750
   281,000      Kesoram GDR ** .....................................................       224,800
    61,000      Larsen Toubro GDR ..................................................       915,000
    51,966      Mahindra Mahindra GDR ..............................................       519,660
   113,100      Southern Petrochemical GDS ** ......................................       424,125
    85,000      State Bank of India GDR ** .........................................     1,283,500
     2,544      Tata Electric Companies ............................................       922,200
    92,000      Tata Engineering & Locomotive Co. ..................................     1,138,960
    40,000      Wockhardt GDR ......................................................       265,000
                                                                                       ------------
                                                                                         9,356,521
                                                                                       ------------
                Turkey -- 7.9%
 4,428,085      Akcansa Cimento ....................................................       335,984
   870,000      Akbank T.A.S .......................................................       106,251
 1,470,000      Aksa ...............................................................       202,447
 1,229,067      Anadolu Cam ** .....................................................        35,130
 2,640,000      Ardem Pisirici .....................................................       404,746
 1,050,000      Bagfas Bandirma Gubre Sabrikalair ..................................       193,716
 1,412,000      Bati Cimento .......................................................       172,445
 2,849,000      Bekoteknik .........................................................       248,743
 9,971,000      Bolu Cimento Samayi AG .............................................       290,186
   516,000      Brisa Bridgestone ..................................................       238,665
   342,000      Cukurova Elektrik ..................................................       273,713
 3,352,000      Eczacibasi Yapi Gere San Ticaret AS ** .............................       125,425
 1,703,042      Eczacibasi Yatirim ** ..............................................       145,150
 9,300,000      Ege Seramik ........................................................       314,156
 2,167,600      Esem Spor Glyim ** .................................................       144,191
 1,180,000      Goltas Goller Bolgesi Cimento ......................................       288,223
   601,250      Good-Year ..........................................................       259,348
34,952,727      Izmir Demir Celik ** ...............................................       283,371
   300,000      Kepez Elektrik .....................................................       271,281
 2,534,500      Marshall Boya ......................................................       194,941
   270,000      Otosan Otomobil Sanayii ** .........................................        91,206
 1,735,966      Peg Profilo AS .....................................................       155,174
   604,000      Petrol Ofisi .......................................................       175,782
 9,300,000      Sabah Yayincilik ...................................................       132,912
 3,500,000      T Sise Cam ** ......................................................       349,236
 5,425,000      Tofas (Turk Otomobil Fab) ** .......................................       188,896
 4,446,000      Turcas Petroculuk AS ...............................................       318,858
 2,268,000      Turk Tuborg ........................................................       114,331
 1,984,500      Turk Tuborg Rights, Expiring 11/7/96** .............................        79,413
   600,000      Turkish Siemens ....................................................       162,145
   720,000      Turkiye IS Bankasi .................................................       102,899

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

    Shares                                                                                Value
 -------------                                                                        ------------
FOREIGN SECURITIES -- (Continued)
                Turkey -- (Continued)
17,325,000      Yapi Kredi Bankasi ................................................     $  450,195
                                                                                       ------------
                                                                                         6,849,159
                                                                                       ------------
                South Africa -- 7.6%
   116,800      Automakers ........................................................         62,758
    25,070      Blyvooruitzicht Gold Mining Co. ** ................................         34,745
     3,270      Blyvooruitzicht Gold Mining Co. Options ** ........................          2,963
    95,000      Buffelsfontein Gold Mining Co. ** .................................        465,889
   255,000      Deelkraal Gold Mining Co. ** ......................................        209,328
    28,634      East Daggafontein Mines ...........................................         91,579
    86,100      East Rand Gold & Uranium Co. ......................................        167,059
   650,000      East Rand Proprietary Mines ** ....................................        279,957
    75,000      Free State Consolidated Gold Mines ................................        655,658
    76,000      Grootvlei Proprietary Mines + .....................................        137,739
    73,000      Harmony Gold Mining Co. ** ........................................        560,347
   163,000      Hartebeesfontein Gold Mines .......................................        417,058
   192,000      Illovo Sugar ......................................................        374,584
    42,000      Kinross Mines + ...................................................        331,343
    64,000      Kolosus Holdings ..................................................         40,938
    50,000      Leslie Gold Mines + ...............................................         43,176
    72,000      Loraine Gold Mines ** .............................................        224,136
    84,000      Metro Cash & Carry ................................................        250,746
    31,500      Nampak ............................................................        124,253
    81,000      Randfontein Estates Gold Mining Co. Witwatersrand Ltd. ............        403,272
    24,000      Rustenburg Platinum Holdings ......................................        372,281
    87,000      Sentrachem ........................................................        238,368
    32,700      Servgro International .............................................        167,334
     4,700      Southvaal Holdings ................................................        168,358
    32,000      Telemetrix ........................................................         32,409
    30,000      Tiger Wheels Ltd ..................................................        108,742
    38,200      Trans-Natal Coal Corp. ............................................        302,586
     1,900      Vaal Reefs Exploration & Mining Co. ...............................        147,867
    26,600      Winkelhaak Mines ..................................................        155,970
                                                                                       ------------
                                                                                         6,571,443
                                                                                       ------------
                Brazil -- 6.7%
 8,350,000      Bombril SA ** .....................................................        162,562
 1,400,000      Brasmotor SA ......................................................        489,233
 2,995,200      Caemi Mineracao E Metal ** ........................................        183,683
   479,000      Companhia Bras De Frigorificos ** .................................        223,809
25,000,000      Companhia Brasileira de Petroleo Ipiranga .........................        333,398
 8,500,000      Companhia Petroquimica de Sul .....................................        450,939
    25,040      Companhia Vale Do Rio Doce ** .....................................        526,494
   800,000      Copene-Petroquimica Do Nordeste SA ................................        306,037
   285,000      Empresa Brasileira De Compressores SA .............................        166,455
     5,400      Iochpe-Maxion SA ** ...............................................         11,563
   280,000      Klabin Fabricadora De Papel Celulsa SA ............................        275,284
 7,500,000      Lorenz ** .........................................................        153,241
    19,000      Makro Atacadista GDR ** ...........................................        176,700

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

    Shares                                                                                Value
 -------------                                                                        ------------
FOREIGN SECURITIES -- (Continued)
                Brazil -- (Continued)
 50,000,000     OSA SA Organizacao Sistemas Aplica ** ...........................       $  384,503
     45,750     Oxiteno SA ......................................................          135,829
 51,100,000     Paranapanema SA Mineracao, Industria E Construcao ** ............          422,807
  3,000,000     Petroleo Brasileiro SA ** .......................................          384,016
173,000,000     Refrigeracao Parana SA ..........................................          414,270
    253,000     Sadia Concordia ** ..............................................          169,930
     60,430     Souza Cruz SA ...................................................          370,003
      7,000     Votorantim Celulose E Papel SA ..................................           60,298
                                                                                       ------------
                                                                                         5,801,054
                                                                                       ------------
                Russia -- 6.4%
      9,000     Chernogorneft Sponsered ADR .....................................           90,000
     25,000     Gazprom ADR ** ..................................................          431,250
     29,500     Lukoil Holdings Sponsered ADR ...................................        1,165,250
     17,500     Mosenergo Sponsered ADR .........................................          507,500
     30,000     Norilsk Nickel CSFB Certificates ** .............................          190,370
     30,000     Purneftegaz CSFB Certificates **+ ...............................           58,200
         80     Rostelecom RDC ** ...............................................        2,048,000
 11,246,312     Unified Energy Systems CSFB Cerificates ** ......................          918,823
     20,000     Yuganskneftegaz CSFB Certificates ** ............................          164,266
                                                                                       ------------
                                                                                         5,573,659
                                                                                       ------------
                China -- 5.9%
    252,200     China International Marine Containers (Group) ...................          217,242
     20,625     China Yuchai International ......................................           90,234
    504,000     Chiwan Wharf Holdings 'B' .......................................          219,677
    490,000     Guangdong Electric Power Development Co., Ltd ...................          339,058
  1,700,000     Harbin Power Equipment Co. ......................................          226,470
     19,500     Huaneng Power International Inc., Sponsered ADR ** ..............          297,375
    822,000     Inner Mongolia Erdos Cashmere Products ..........................          391,275
  1,700,000     Jilin Chemical Industrial Co. ...................................          226,470
    185,200     Konka Group .....................................................          160,008
     55,560     Konka Group Rights Expiring 11/18/96 ** .........................                0
    900,000     Luoyang Glass Co. ...............................................          154,817
  1,030,000     Quingling Motors ................................................          432,960
    405,000     Shanghai Dazhong Taxi Shareholding ..............................          247,050
    121,500     Shanghai Dazhong Taxi Shareholding Rights .......................              243
    780,000     Shanghai Diesel Engine ..........................................          326,040
  1,103,100     Shanghai Narcissus Electric Appliances Industrial Co, Ltd. ......          132,372
    569,000     Shanghai New Asia (Group) Co. ...................................          273,120
  1,250,000     Shanghai Petrochemical Co. ......................................          335,469
    862,000     Shanghai Refrigerator Compressor Co. ............................          353,420
    560,000     Shanghai Sanmao Textile Co. .....................................           78,400
    603,600     Shanghai Shanglin Electric Appliance Co. ........................          210,052
    210,000     Shanghai Tyre & Rubber Co. ......................................           50,820
     72,500     Shanghai Yaohua Pilkington Glass Co. ............................           34,655
    353,000     Weifu Fuel Injection ............................................          128,440
    230,000     Wuxi Little Swan ................................................          160,637
                                                                                       ------------
                                                                                         5,086,304
                                                                                       ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

    Shares                                                                                Value
 -------------                                                                         ------------

FOREIGN SECURITIES -- (Continued)
                Indonesia -- 5.4%
123,000         Bank Bali .........................................................     $  256,216
501,475         Bank International Indonesia ......................................        807,696
150,000         Bank Negara Indonesia .............................................         54,760
280,000         Barito Pacific Timber .............................................        162,350
170,000         Dankos Laboratories ...............................................        142,378
362,000         Gadjah Tunggal ....................................................        155,478
362,000         Gadjah Tunggal Rights Expiring 11/19/96** .........................            466
 14,000         Hanjaya Mandala Sampoerna .........................................        130,180
200,000         Hero Supermarket ..................................................        124,554
  6,750         Indostat ADR ......................................................        203,343
 82,500         Kawasan Industri Jababeka .........................................        108,958
202,500         Lippo Bank ........................................................        293,534
330,000         Lippo Life Insurance ..............................................        255,121
434,500         Lippo Securities ..................................................        265,929
393,000         Mayora Indah ......................................................        160,353
 61,500         Modern Photo Film .................................................        169,710
290,000         Panin Bank ........................................................        289,588
165,000         Ramayana Lestari Sentosa ..........................................        279,925
250,000         Roda Vivatex ......................................................        179,852
366,000         Sinar Mas Agro Resources Agricultural Production & Technology Corp.        251,513
                Surabaya Agung Industri Pulp & Kertas Warrants Expiring
 87,500         3/13/2001  ** .....................................................          7,516
 17,500         Tambang Timah GDR .................................................        267,400
 99,000         Tigaraksa Satria ..................................................        170,081
                                                                                       ------------
                                                                                         4,736,901
                                                                                       ------------
                South Korea -- 5.0%
 10,711         Asia Paper ........................................................        441,963
 10,000         Daiyang Metal .....................................................        334,951
  2,660         Ilshin Spinning Co. ...............................................        255,024
 19,100         Kookman Bank GDR ..................................................        405,879
  8,524         Koram Bank ........................................................         91,550
  3,396         Koram Bank New Shares*** ..........................................         36,474
  8,100         Korea Export Packaging Industry ...................................        216,262
  2,400         Korea Green Cross .................................................        253,980
    290         Korea Mobile Telecommunications Corp. .............................        153,094
 15,900         Korea Mobile Telecommunications Corp. GDR .........................        201,135
 29,400         Kum Kyung Co. .....................................................        392,475
 20,700         Kyungnam Bank .....................................................        220,565
 10,620         Kyungki Bank ......................................................         75,396
 14,050         Pusan Bank ........................................................        136,407
  7,600         Rocket Electric Co. ...............................................        313,592
  8,900         Ssangyong Cement Co. ..............................................        165,254
  9,900         Tai Lim Packing ...................................................        284,745
  2,783         Tai Lim Packing New Shares*** .....................................         80,045
  8,000         Yoosung Enterprise Co. ............................................        309,708
                                                                                       ------------
                                                                                         4,368,499
                                                                                       ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

    Shares                                                                                Value
 -------------                                                                         ------------
FOREIGN SECURITIES -- (Continued)
                Greece -- 4.4%
  9,803         Alpha Credit Bank .................................................     $  627,025
  5,700         Aluminum Co. of Greece ............................................        214,793
 14,750         Arcadia Metal Industries C Rokas SA ...............................        125,378
 55,000         Bank of Piraeus ...................................................        642,256
 12,960         Edrasi- Psallidas SA ..............................................        125,433
  5,570         Elliniki Technodomiki .............................................         82,035
 70,000         Epilektos Textile .................................................        229,759
  3,280         Ergas Construction Co. ............................................         18,909
 11,000         Fourlis ...........................................................        136,551
 13,400         Hellas Can SA .....................................................        243,877
 12,050         Hellenic Sugar Industry ...........................................        118,147
 16,590         Hellenic Telecommunications Organization SA .......................        293,557
 15,480         Heracles General Cement ...........................................        195,421
  7,850         National Investment Bank for Industrial Development SA ............        222,973
 40,000         Shellman ..........................................................        232,284
  5,700         Titan Cement Co. ..................................................        323,329
                                                                                       ------------
                                                                                         3,831,727
                                                                                       ------------
                Czech Republic -- 4.3%
    626         Cement Hranice **+ ................................................     $   18,650
 23,000         Ceska Sporitelna ** ...............................................        295,135
  7,640         CEZ ** ............................................................        272,796
 12,850         Chemopetrol .......................................................        540,080
  1,500         Cokoladovny Praha AS ** ...........................................        186,900
  2,440         Deza AS ** ........................................................        197,842
  2,600         Fatra ** ..........................................................         69,820
    875         Galena ** .........................................................         29,290
  2,050         Jihoceske Mlerkarny AS ** .........................................         48,646
  9,960         Kaucuk ** .........................................................        397,496
  5,450         Komercni Banka ....................................................        405,415
    680         Laciva **+ ........................................................         62,724
    663         Milo Olomouc ** ...................................................         38,518
  1,240         Rakovnick Keramicke Zavody **+ ....................................         52,346
 10,900         Skoda Koncern Plzen ** ............................................        347,441
  5,000         SPT Telecom ** ....................................................        535,411
    970         Tabak AS ** .......................................................        230,900
  2,000         ZDB + .............................................................         18,150
                                                                                       ------------
                                                                                         3,747,560
                                                                                       ------------
                Mexico -- 3.3%
150,000         Embottelladores Del Valle Anahuac SA ** ...........................         95,327
109,700         Formento Eonomico Mexicano SA De Cv ...............................        331,492
270,000         Grupo Casa Autrey SA De Cv ........................................        504,000
 36,600         Grupo Elektra SA De Cv ............................................        248,104
309,555         Grupo Herdez SA ...................................................        104,149
354,900         Grupo Industrial Maseca SA De Cv ..................................        432,515
 70,600         Grupo Posadas SA De Cv **+ ........................................         29,031
 61,700         Industrias Penoles, SA + ..........................................        246,031

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

    Shares                                                                                Value
 -------------                                                                         ------------
FOREIGN SECURITIES -- (Continued)
                Mexico -- (Continued)
 94,000         Nacional De Drogas SA De Cv ......................................      $  267,651
 44,000         Tablex SA De Cv ..................................................         102,748
 42,500         Tubos De Acero De Mexico, SA ADR ** ..............................         472,814
                                                                                       ------------
                                                                                         2,833,862
                                                                                       ------------
                Argentina -- 3.1%
200,000         Bagley SA ** .....................................................         460,073
315,000         Dalmine Siderca SA ...............................................         496,204
220,000         Ladesma ..........................................................         277,244
 77,400         Massalin Particulares ............................................         349,903
 99,166         Molinos Rio de la Plata ..........................................         312,422
101,000         Nobleza Piccardo SA ..............................................         353,560
168,500         Sevel SA ** ......................................................         411,205
                                                                                       ------------
                                                                                         2,660,611
                                                                                       ------------
                Taiwan -- 3.0%
    100         Formosa Fund ** ..................................................         870,000
 20,690         Macronix International ** ........................................         263,805
146,000         ROC Taiwan Fund ** ...............................................       1,423,500
                                                                                       ------------
                                                                                         2,557,305
                                                                                       ------------
                Malaysia -- 2.8%
 73,000         Commerce Asset-Holdings Berhad ...................................         476,843
 45,000         Kian Joo Can Factory Berhad ......................................         245,843
157,500         Nylex (Malaysia) Berhad ..........................................         346,051
100,000         O'Connor's Engineering ** ........................................         360,253
115,000         Perlis Plantations ...............................................         330,067
140,000         Store Corp. Berhad ...............................................         262,707
 66,000         Ytl Corp. ** .....................................................         355,344
                                                                                       ------------
                                                                                         2,377,108
                                                                                       ------------
                Israel -- 2.7%
 42,000         Elscint ** .......................................................         325,500
 23,600         Koor Industries ADS ..............................................         410,050
 50,000         Lanoptics ** .....................................................         237,500
 39,500         Magic Software Enterprises ** ....................................         281,437
112,000         New Dimension Software ** ........................................         777,000
 30,300         Scitex Corp. .....................................................         299,212
                                                                                       ------------
                                                                                         2,330,699
                                                                                       ------------
                Hungary -- 2.5%
 21,800         Borsodchem Rt. GDR ...............................................         441,455
 19,200         Danubius Hotel & Spa ** ..........................................         391,962
 55,290         Fotex ** .........................................................          36,318
  1,920         Graboplast Textiles Muborgyarto + ................................          58,856
  4,489         Hajdutej Tejipari Rt. **+ ........................................          40,472
  1,050         Inter-Europa Bank ** .............................................         260,336
 28,900         Magyar Olaj-Es Gazipare Reszventytar .............................         294,992
 18,000         OTP Bank .........................................................         312,983
  6,100         Soproni Sorgyar Rt. (Austrian Certificates) ......................          98,553

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996

    Shares                                                                                Value
 -------------                                                                        ------------
FOREIGN SECURITIES -- (Continued)
                Hungary -- (Continued)
    6,095       Soproni Sorgyar Rt. .............................................       $   90,278
   11,000       Tisza Vegyi Kombinat GDR ** .....................................           95,150
                                                                                       ------------
                                                                                         2,121,355
                                                                                       ------------
                Pakistan -- 2.4%
  700,000       D G Khan Cement ** ..............................................          152,819
  600,000       Indus Motors ** .................................................          254,491
  504,000       Karachi Elctric Supply ** .......................................          267,216
  660,000       Maple Leaf Cement ** ............................................          168,787
  264,000       Maple Leaf Cement Rights** ......................................            3,293
  529,000       Nishat Textile Mills ** .........................................          145,184
   55,000       Pak State Oil ** ................................................          474,801
  600,000       Sui Northern Gas Pipeline ** ....................................          625,006
                                                                                       ------------
                                                                                         2,091,597
                                                                                       ------------
                Portugal -- 2.4%
   27,330       Banco Espir Santo E Com De Lisboa ...............................          480,511
   22,050       Banco Totta E Acores SA .........................................          400,502
   10,150       Comp. De Cellulose Do Caima .....................................          188,736
   14,320       Lusotur Sociedad Financeira De Tur ** ...........................          219,947
   32,850       Sonae Industria SGPS SA ** ......................................          268,382
   15,000       Tranquil Idade ** ...............................................          308,823
   11,280       Unicer-Uniao Cervejeira .........................................          203,482
                                                                                       ------------
                                                                                         2,070,383
                                                                                       ------------
                Egypt -- 1.9%
    1,000       Commercial International Bank ** ................................          131,223
   30,000       Commercial International Bank GDR ** ............................          435,000
    4,920       Eastern Tobacco ** ..............................................           69,561
    7,731       Egyptian International Pharm ** .................................          359,800
   10,000       Financial & Industrial ** .......................................          179,678
   17,300       Starch Glucose ** ...............................................          197,716
   12,650       Uni Arab Spinning & Weaving ** ..................................          190,031
    3,500       Upper Egypt Flour Mills ** ......................................           51,547
                                                                                       ------------
                                                                                         1,614,556
                                                                                       ------------
                Philippines -- 1.7%
2,300,000       Cosmos Bottling Co. .............................................          438,262
  460,000       Cosmos Bottling Co. Rights, Expiring 11/7/96** ..................                0
  740,000       Filinvest Land ** ...............................................          250,990
   20,500       Metropolitan Bank & Trust ** ....................................          453,127
1,150,000       Republic Glass Holding ..........................................          223,513
  620,000       Willam Gothong & Aboitiz ** .....................................          134,679
                                                                                       ------------
                                                                                         1,500,571
                                                                                       ------------
                Bangladesh -- 1.3%
   57,500       Beximco Pharmaceutical ..........................................          471,133
    3,000       Chittagong Cement ...............................................          629,185
    6,000       Prime Textile Spinning Mills ....................................           57,988
                                                                                       ------------
                                                                                         1,158,306
                                                                                       ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996


    Shares                                                                                Value
 -------------                                                                         ------------

FOREIGN SECURITIES -- (Continued)
                Slovakia -- 1.2%
  2,000         Chirana Prema ....................................................      $   53,194
  4,040         Nafta AS .........................................................         245,981
  1,500         Plastika Nitra ...................................................          54,316
  1,500         Slovakfarma ** ...................................................         153,816
  5,700         Slovnaft ** ......................................................         162,564
 19,000         VSZ AS ** ........................................................         365,923
                                                                                       ------------
                                                                                         1,035,794
                                                                                       ------------
                Poland -- 1.0%
  6,500         Bank Rozwoju Eksportu ............................................         193,135
 27,100         Elektrim SA ......................................................         226,623
  7,000         Krosno ...........................................................         132,019
 47,600         Mostostal Export Rights ** .......................................               0
  3,250         Relpol SA ........................................................          65,920
  3,900         Stalexport SA ** .................................................          48,850
 28,150         Wiekopolski Bank ** ..............................................         175,298
                                                                                       ------------
                                                                                           841,845
                                                                                       ------------
                Zimbabwe -- 0.8%
179,000         Bindura Nickel ...................................................         177,646
198,500         Meikles African ** ...............................................         267,975
119,000         Trans Zambezi Industries ** ......................................         243,950
                                                                                       ------------
                                                                                           689,571
                                                                                       ------------
                Croatia -- 0.7%
 11,600         Pliva D.D. GDR ** ................................................         571,300
                                                                                       ------------
                Peru -- 0.5%
 31,000         Southern Peru Copper Corp ** .....................................         430,125
                                                                                       ------------
                Thailand -- 0.4%
 30,500         Matichon Public Company Ltd. .....................................         118,459
 90,000         Thai-German Ceramic Industry Co. .................................          97,096
 30,000         Thai Glass Industries ............................................         117,693
                                                                                       ------------
                                                                                           333,248
                                                                                       ------------
                Lebanon -- 0.4%
 22,000         Banque Audi Sal ** ...............................................         311,300
                                                                                       ------------
                Venezuela -- 0.4%
176,000         Ceramicas Carabobo C.A. + ........................................         184,250
 23,000         Venezolana De Prerreducidos Caroni C.A. ..........................         119,600
                                                                                       ------------
                                                                                           303,850
                                                                                       ------------
                Morocco -- 0.3%
  7,125         Sonasid ** .......................................................         273,534
                                                                                       ------------
                Sri Lanka -- 0.3%
300,000         Lanka Lubricant ** ...............................................         263,157
                                                                                       ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1996


    Shares                                                                                Value
 -------------                                                                         ------------

FOREIGN SECURITIES -- (Continued)
                Bolivia -- 0.1%
300             Cia Boliviana Energia ** .........................................     $    12,675
                                                                                       ------------
                TOTAL FOREIGN SECURITIES (Cost $88,687,751) ......................      84,305,579
                                                                                       ------------
     Face
     Amount
 -------------
TIME DEPOSITS -- 1.6%
$1,400,000      Chase Manhattan Time Deposit due 11/1/96 (Cost $1,400,000)........     $ 1,400,000
                                                                                       ------------

 TOTAL INVESTMENTS (Cost $90,087,751*) ...........    99.2%     $85,705,579
OTHER ASSETS LESS LIABILITIES ....................     0.8%         678,935
                                                    --------     -------------
NET ASSETS .......................................   100.0%     $86,384,514
                                                    ========     =============
NET ASSET VALUE ($86,384,514 divided by
  9,073,450 shares outstanding) ..................              $      9.52
                                                                 =============


------
  * Aggregate cost for Federal tax purposes.
 ** Non-income producing security.
*** Shares do not rank for dividend
  + Illiquid security.


ABBREVIATION:
ADR -- American Depository Receipt
ADS -- American Depository Share
CSFB -- Credit Suisse Financial Brokers
GDR -- Global Depository Receipt
GDS -- Global Depository Share
RDC -- Russian Depository Certificate

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio

                            SECTOR DIVERSIFICATION

At October 31, 1996, sector diversification of the Portfolio was as follows (Unaudited)

                                             % of Net
                                              Assets                Value
                                            ----------
INDUSTRIES:
     Banking  ....................             11.4%             $ 9,859,499
     Energy Sources  .............              8.5                7,353,792
     Mining  .....................              7.1                6,107,549
     Building Materials & Components            7.0                6,049,591
     Metals  .....................              5.1                4,363,105
     Automobiles  ................              5.0                4,293,807
     Textiles  ...................              4.7                4,058,587
     Food & Household Products  ..              4.1                3,568,262
     Financial Services  .........              3.9                3,379,720
     Telecommunications  .........              3.7                3,231,197
     Machinery & Engineering  ....              3.6                3,085,898
     Chemicals  ..................              3.5                3,027,622
     Health & Personal Care  .....              3.5                3,010,979
     Beverages & Tobacco  ........              3.4                2,914,183
     Electronics  ................              3.3                2,890,337
     Utilities -- Electrical & Gas              3.2                2,751,169
     Misc. Materials & Commodities              2.4                2,080,767
     Appliances & Household Durables            2.1                1,804,779
     Forest Products & Paper  ....              2.1                1,781,154
     Other  ......................              1.9                1,676,572
     Retail  .....................              1.7                1,510,396
     Information Systems &
        Technology ...............              1.6                1,357,649
     Leisure & Tourism  ..........              1.2                1,031,157
     Real Estate  ................              0.9                  764,201
     Construction & Housing  .....              0.8                  694,627
     Broadcasting & Publishing  ..              0.5                  454,714
     Transportation -- Shipping  .              0.5                  433,956
     Plastics  ...................              0.5                  397,496
     Insurance  ..................              0.3                  255,121
     Glass  ......................              0.1                  117,693
                                            ----------           -------------
TOTAL FOREIGN SECURITIES  ........             97.6%             $84,305,579
                                            ----------           -------------

TIME DEPOSIT  ....................              1.6%               1,400,000
                                            ----------           -------------

TOTAL INVESTMENTS  ...............             99.2%             $85,705,579
                                            ==========           =============

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Notes to Financial Statements

1. Significant Accounting Policies

   The Glenmede Fund, Inc. (the "Fund") consists of ten portfolios:
Government Cash Portfolio, Tax-Exempt Cash Portfolio, Intermediate Government Portfolio, International Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Institutional International Portfolio, International Fixed Income Portfolio, Model Equity Portfolio and Emerging Markets Portfolio (collectively, the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   Portfolio valuation: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

   Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

   Bonds and other fixed income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

   The value of other assets and securities for which no market quotations are readily available (including restricted securities) is determined in good faith at fair value by the methods determined by the Board of Directors.

   Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

   Forward foreign exchange contracts: The International, Institutional International, International Fixed Income and Emerging Markets Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Foreign currency: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from the translation of foreign currencies, other assets and liabilities have been included in the unrealized appreciation/(depreciation) of foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   Reverse repurchase agreements: The Intermediate Government Portfolio, the Government Cash Portfolio, and the Emerging Markets Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. If entering into reverse repurchase agreements, the Portfolio will establish a segregated account with its custodian in which the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Intermediate Government Portfolio, the Government Cash Portfolio, and the Emerging Markets Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 10% of the value of its total assets to be subject to such agreements. There were no reverse repurchase agreements as of October 31, 1996.

   Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend dates except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

   Dividends and distributions to shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and paid monthly. Dividends from net investment income, if any, of the International, Equity, Small Capitalization Equity, Institutional International, International Fixed Income, Model Equity and Emerging Markets Portfolios are declared and paid quarterly. Dividends from net investment income, if any, of the Intermediate Government Portfolio are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   Organization Costs: Organization costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

   Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   2. Investment Advisory Fee, Administration Fee and Other Party
      Transactions


   For the Institutional International Portfolio, the Portfolio pays The Glenmede Trust Company (the "Advisor") for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. For the Emerging Markets Portfolio, the Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio has accrued an investment advisory fee payable to The Glenmede Trust Company (the "Advisor") at the annual rate of 0.50% of the value of its average daily net assets. Effective November 1, 1996, the Emerging Markets Portfolio will pay Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


annual rate of 0.50% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio will begin accruing an investment advisory fee payable to The Glenmede Trust Company (the "Advisor") at the annual rate of 0.75% of the value of its average daily net assets. The Advisor does not receive a fee from any of the remaining Portfolios for its investment advisory services. However, effective January 1, 1995 each Portfolio (except the Institutional International and Emerging Markets Portfolios) pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.


   For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the year ended October 31, 1996.

   Investment Company Capital Corp. ("ICC"), a wholly-owned subsidiary of Alex. Brown & Sons Incorporated, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee computed daily and payable monthly at the annual rate of 0.12% of the first $100 million of the combined aggregate average daily net assets of the Fund and The Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"), 0.08% of the next $150 million of the combined aggregate average daily net assets of the Companies, 0.04% of the next $500 million of the combined aggregate average daily net assets of the Companies and 0.03% of the combined aggregate average daily net assets of the Companies in excess of $750 million. This fee is allocated to each Portfolio based on the relative net assets of each.

   Effective June 12, 1996 the Fund pays each Board member, other than Mr. Church, an annual fee of $8,000 plus $1,250 for each Board meeting attended and each Valuation Committee meeting attended and not held in conjunction with a board meeting and out-of-pocket expenses incurred in attending Board meetings. Prior to June 12, 1996, the annual fee paid to Board Members was $6,000, plus $1,250 for each Board meeting attended and out of pocket expenses incurred in attending Board meetings.


   Expenses for the year ended October 31, 1996 include Legal Fees paid to Drinker Biddle and Reath. A partner of the firm is Secretary of the Fund.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

3. Purchases and Sales of Securities

   For the year ended October 31, 1996, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

 Portfolio                                    Purchases             Sales
 -------------------------------------       -------------       -------------
Equity Portfolio  ....................       $ 30,721,651        $36,851,123
Small Capitalization Equity Portfolio .       189,956,279         89,484,355
Model Equity Portfolio  ..............         60,417,867         31,276,942
International Fixed Income Portfolio .          3,508,862          3,127,784
International Portfolio  .............        284,967,310         28,666,955
Institutional International Portfolio .        11,417,314          4,840,911
Emerging Markets Portfolio  ..........         88,047,515         27,739,933



   For the year ended October 31, 1996, cost of purchases and proceeds from sales of long-term U.S. Government securities were:


 Portfolio                                  Purchases               Sales
 ---------------------------------        --------------        --------------
Intermediate Government Portfolio .       $127,289,165          $202,015,304


   At October 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

 Portfolio                                  Appreciation        Depreciation
 -------------------------------------      --------------      --------------
Intermediate Government Portfolio  ...      $  3,470,861         $   659,872
Equity Portfolio  ....................        23,301,027             319,584
Small Capitalization Equity Portfolio .       48,922,765          12,468,740
Model Equity Portfolio  ..............         4,810,102             937,663
International Fixed Income Portfolio .         1,733,142             474,518
International Portfolio  .............       100,699,757          25,711,373
Institutional International Portfolio .        8,394,818           1,930,993
Emerging Markets Portfolio  ..........         8,817,295          13,199,467

4. Common Stock

   The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

                                            Year Ended           Year Ended
                                             10/31/96             10/31/95
                                          ---------------      ---------------
Government Cash Portfolio:
     Sold  .........................     $ 3,113,471,425      $ 2,409,469,078
     Issued as reinvestment of
        dividends ..................               9,257               12,176
     Redeemed  .....................      (3,069,692,151)      (2,354,254,073)
                                          ---------------      ---------------
     Net increase  .................     $    43,788,531      $    55,227,181
                                          ===============      ===============
Tax-Exempt Cash Portfolio:
     Sold  .........................     $   992,259,979      $   913,203,200
     Issued as reinvestment of
        dividends ..................               4,576                4,730
     Redeemed  .....................        (993,073,443)        (910,357,600)
                                          ---------------      ---------------
     Net increase/(decrease)  ......     $      (808,888)     $     2,850,330
                                          ===============      ===============

                                           Year Ended                        Year Ended
                                            10/31/96                          10/31/95
                                --------------------------------   -------------------------------
                                    Shares           Amount            Shares          Amount
                                 -------------   ---------------    -------------   --------------
Intermediate Government
  Portfolio:
     Sold  ...................     1,282,964      $ 13,259,787        3,967,663     $ 40,175,736
     Issued as reinvestment
        of dividends .........         6,066            61,966            6,085           61,117
     Redeemed  ...............    (9,172,298)      (94,586,581)      (4,628,535)     (46,364,860)
                                 -------------   ---------------    -------------   --------------
     Net decrease  ...........    (7,883,268)     $(81,264,828)        (654,787)    $ (6,128,007)
                                 =============   ===============    =============   ==============
Equity Portfolio:
     Sold  ...................     1,111,114      $ 17,969,935        1,306,422     $ 17,828,359
     Issued as reinvestment
        of dividends .........       499,778         8,315,878          190,381        2,826,834
     Redeemed  ...............    (1,465,388)      (23,749,355)      (1,132,291)     (14,837,614)
                                 -------------   ---------------    -------------   --------------
     Net increase  ...........       145,504      $  2,536,458          364,512     $  5,817,579
                                 =============   ===============    =============   ==============
Small Capitalization Equity
   Portfolio:
     Sold  ...................     6,818,126      $108,124,038        2,921,359     $ 42,992,478
     Issued as reinvestment
        of dividends .........     1,404,372        22,598,004        1,126,812       17,318,874
     Redeemed  ...............      (507,134)       (8,223,676)        (507,371)      (7,605,651)
                                 -------------   ---------------    -------------   --------------
     Net increase  ...........     7,715,364      $122,498,366        3,540,800     $ 52,705,701
                                 =============   ===============    =============   ==============

Model Equity Portfolio:
     Sold  ...................     2,782,747      $ 30,928,807           43,417     $    471,878
     Issued as reinvestment
        of dividends .........        62,080           717,367          213,134        2,225,134
     Redeemed  ...............       (99,140)       (1,107,723)        (655,217)      (7,454,443)
                                 -------------   ---------------    -------------   --------------
     Net increase/(decrease)       2,745,687      $ 30,538,451         (398,666)    $ (4,757,431)
                                 =============   ===============    =============   ==============

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


                                           Year Ended                        Year Ended
                                            10/31/96                          10/31/95
                                --------------------------------   -------------------------------
                                    Shares           Amount            Shares          Amount
                                 -------------   ---------------    -------------   --------------

International Fixed Income
   Portfolio:
     Sold  ...................        92,155      $    999,711        1,006,117     $ 10,548,302
     Issued as reinvestment
        of dividends .........        13,854           148,401               50              558
     Redeemed  ...............       (88,804)         (982,952)        (190,265)      (2,052,225)
                                 -------------   ---------------    -------------   --------------
     Net increase  ...........        17,205      $    165,160          815,902     $  8,496,635
                                 =============   ===============    =============   ==============
International Portfolio:
     Sold  ...................    19,987,270      $270,728,669        4,780,814     $ 61,184,082
     Issued as reinvestment
        of dividends .........       340,814         4,711,978        1,174,783       15,107,479
     Redeemed  ...............      (980,648)      (13,498,108)      (1,348,160)     (16,875,899)
                                 -------------   ---------------    -------------   --------------
     Net increase  ...........    19,347,436      $261,942,539        4,607,437     $ 59,415,662
                                 =============   ===============    =============   ==============
Institutional International
   Portfolio:
     Sold  ...................       763,908      $ 10,331,280        2,407,743     $ 30,659,078
     Issued as reinvestment
        of dividends .........        69,500           952,085           52,024          650,145
     Redeemed  ...............      (143,815)       (1,950,423)        (228,643)      (2,842,667)
                                 -------------   ---------------    -------------   --------------
     Net increase  ...........       689,593      $  9,332,942        2,231,124     $ 28,466,556
                                 =============   ===============    =============   ==============

                                         Year Ended                    Period Ended
                                          10/31/96                      10/31/95*
                                ----------------------------   ----------------------------
                                   Shares         Amount          Shares         Amount
                                 -----------   -------------    -----------   -------------
Emerging Markets Portfolio:
     Sold  ...................    6,375,538     $63,260,731     2,841,258     $29,049,025
     Issued as reinvestment of
        dividends ............       28,632         272,340           321           3,444
     Redeemed  ...............     (135,587)     (1,241,809)      (36,712)       (376,530)
                                 -----------   -------------    -----------   -------------
     Net increase  ...........    6,268,583     $62,291,262     2,804,867     $28,675,939
                                 ===========   =============    ===========   =============

------
* The Emerging Markets Portfolio commenced operations on December 14, 1994.

5. Lending of Portfolio Securities

   The Government Cash, Tax-Exempt Cash, Intermediate Government, Equity, Model Equity, Small Capitalization Equity, International Fixed Income, International, Institutional International and Emerging Markets Portfolios have the ability to lend their securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

   The Portfolios generated additional income by lending its securities to approved brokers. At October 31, 1996, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:


                                                        Year Ended 10/31/96
                                        --------------------------------------------------
                                          Market Value of    Market Value of    % of Fund
               Portfolio                 Loaned Securities     Collateral        on Loan
 -------------------------------------   -----------------   ---------------    -----------
Intermediate Government Portfolio  ...      $38,911,803        $40,298,750        14.99%
Institutional International Portfolio .       2,722,254          2,842,203         4.66%
International Portfolio  .............       72,736,535         76,539,823        11.30%
Small Capitalization Equity Portfolio .      11,139,071         14,262,500         3.61%
Equity Portfolio  ....................        2,725,000          2,800,000         2.89%



  6. Capital Loss Carryforward


   At October 31, 1996, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                      Expiring     Expiring      Expiring      Expiring      Expiring
        Portfolio                     in 1999      in 2001        in 2002       in 2003        2004
 ---------------------------------   ----------   ----------    ------------   ----------   ----------
Government Cash Portfolio  .......       --        $   127      $     1,000     $26,819         --
Tax-Exempt Cash Portfolio  .......    $18,922       19,079            8,905      27,815         13
Intermediate Government Portfolio .      --           --         11,697,302        --           --
Emerging Markets  ................       --           --             --          19,308         --


  7. Foreign Securities


   The International, Equity, Small Capitalization Equity, Institutional International, International Fixed Income and Emerging Markets Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

8. Net Assets
At October 31, 1996, net assets consisted of:

                                                   Government       Tax-Exempt      Intermediate
                                                      Cash             Cash          Government         Equity
                                                   Portfolio        Portfolio         Portfolio       Portfolio
                                                 --------------   --------------    --------------   -------------
Par value  ...................................    $    452,351     $    225,074     $     25,216     $     5,610
Paid-in capital in excess of par value  ......     451,898,730      224,848,762      267,000,502      71,099,456
Undistributed net investment income  .........          71,402               --        1,372,331          98,365
Accumulated net realized gain/(loss) on
  investments sold, and foreign currency
  transactions ...............................         (27,946)         (74,734)     (11,743,764)              0
Net unrealized appreciation/(depreciation) of
  investments and foreign currency transactions             --               --        2,848,437      22,981,443
                                                 --------------   --------------    --------------   -------------
  Total Net Assets  ..........................    $452,394,537     $224,999,102     $259,502,722     $94,184,874
                                                 ==============   ==============    ==============   =============

                                                     Small                          International
                                                 Capitalization       Model             Fixed
                                                     Equity           Equity            Income        International
                                                   Portfolio        Portfolio         Portfolio         Portfolio
                                                 --------------   --------------    ---------------   ---------------
Par value  ...................................    $     19,131     $     4,291       $     2,452       $     46,382
Paid-in capital in excess of par value  ......     271,723,965      46,141,071        24,861,758        570,878,281
Undistributed net investment income  .........         218,290          96,601           220,157         (2,452,282)
Accumulated net realized gain/(loss) on
  investments sold, and foreign currency
  transactions ...............................               0          16,550                 0                  0
Net unrealized appreciation/(depreciation) of
  investments and foreign currency transactions     36,454,024       3,872,439         1,259,417         74,986,267
                                                 --------------   --------------    ---------------   ---------------
  Total Net Assets  ..........................    $308,415,410     $50,130,952       $26,343,784       $643,458,648
                                                 ==============   ==============    ===============   ===============

                                                  Institutional      Emerging
                                                  International       Markets
                                                    Portfolio        Portfolio
                                                 ---------------   -------------
Par value  ...................................     $     4,273      $     9,074
Paid-in capital in excess of par value  ......      52,199,527       90,884,370
Undistributed net investment income  .........        (270,015)         (79,207)
Accumulated net realized gain/(loss) on
  investments sold, and foreign currency
  transactions ...............................          (2,356)         (44,417)
Net unrealized appreciation/(depreciation) of
  investments and foreign currency transactions      6,458,720       (4,385,306)
                                                 ---------------   -------------
  Total Net Assets  ..........................     $58,390,149      $86,384,514
                                                 ===============   =============

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The Glenmede Fund, Inc.:


   We have audited the accompanying statements of net assets of the Government Cash Portfolio, Tax-Exempt Cash Portfolio, Intermediate Government Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Model Equity Portfolio, International Fixed Income Portfolio, International Portfolio, Institutional International Portfolio, and Emerging Markets Portfolio of The Glenmede Fund, Inc., (the "Funds"), as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years (or periods) then ended, and the financial highlights for each of the five years (or periods) presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Cash Portfolio, Tax-Exempt Cash Portfolio, Intermediate Government Portfolio, International Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Institutional International Portfolio, International Fixed Income Portfolio, Model Equity Portfolio and Emerging Markets Portfolio of The Glenmede Fund, Inc. as of October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years (or periods) then ended, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
December 9, 1996

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Tax Information (Unaudited)
                      For the Year Ended October 31, 1996

   The amount of long-term capital gain paid for the fiscal year ended October 31, 1996 was as follows:

Equity Portfolio  .........................................      $ 7,767,005
Small Capitalization Equity Portfolio ......................     $18,167,000
Model Equity Portfolio  ....................................     $   172,781
International Fixed Income Portfolio .......................     $   122,495
International Portfolio  ...................................     $ 1,700,763
Institutional International Portfolio ......................     $   282,366


   Of the dividends paid from net investment income for the year ended October 31, 1996, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio  ........................................       9%
Intermediate Government Portfolio  .................................     44%


   Of the dividends paid by the Portfolios from net investment income for the year ended October 31, 1996, the following percentages are tax exempt for regular Federal income tax purposes.

 Tax-Exempt Cash Portfolio  ........................................    100%


   Of the distributions made during the fiscal year ended October 31, 1996, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Equity Portfolio  .................................................      76%
Small Capitalization Equity Portfolio  .............................     62%
Model Equity Portfolio  ............................................     52%


   The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                     STATEMENTS OF ASSETS AND LIABILITIES
                     FOR THE YEAR ENDED OCTOBER 31, 1996

                                                                    Muni         New Jersey
                                                                Intermediate        Muni
                                                                 Portfolio       Portfolio
                                                               --------------   ------------
ASSETS:
     Investments, at value
        See accompanying schedule ..........................    $17,853,972      $7,323,594
     Cash  .................................................        299,190         382,227
     Interest receivable  ..................................        319,912         117,637
                                                               --------------   ------------
          Total Assets  ....................................     18,473,074       7,823,458
                                                               --------------   ------------
LIABILITIES:
     Payable for investment securities purchased  ..........             --         270,722
     Administration fee payable  ...........................            648             241
     Accrued expenses and other payables  ..................          1,366           7,355
                                                               --------------   ------------
       Total Liabilities  ..................................          2,014         278,318
                                                               --------------   ------------
NET ASSETS  ................................................    $18,471,060      $7,545,140
                                                               ==============   ============
NET ASSETS consist of:
     Undistributed net investment income  ..................    $    82,927      $   29,465
     Accumulated net realized gain/(loss) on investments sold      (773,221)       (107,777)
     Net unrealized appreciation/(depreciation) of investments      225,228          94,851
     Par value  ............................................          1,800             755
     Paid-in capital in excess of par value  ...............     18,934,326       7,527,846
                                                               --------------   ------------
          Total Net Assets  ................................    $18,471,060      $7,545,140
                                                               ==============   ============
NET ASSET VALUE, offering and redemption price
   per share of beneficial interest outstanding with a $.001
   par value ...............................................    $     10.26      $     9.97
                                                               ==============   ============
Number of Portfolio shares outstanding  ....................      1,799,502         756,459
                                                               ==============   ============
Investments, at cost  ......................................    $17,628,744      $7,228,744
                                                               ==============   ============

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED OCTOBER 31, 1996

                                                                   Muni         New Jersey
                                                               Intermediate        Muni
                                                                Portfolio       Portfolio
                                                              --------------   ------------
Investment income:
     Interest  ............................................     $1,001,690       $301,885
                                                              --------------   ------------
Expenses:
     Administration fee  ..................................          7,474          2,571
     Shareholder servicing fee  ...........................          9,135          3,168
     Custodian fee  .......................................          1,691            537
     Legal and audit fees  ................................          8,069          4,655
     Trustees' fees and expenses  .........................          3,962          1,142
     Registration and filing fees  ........................            187            797
     Other expenses  ......................................         27,251          2,231
                                                              --------------   ------------
       Total expenses  ....................................         57,769         15,101
                                                              ==============   ============
Net investment income  ....................................        943,921        286,784
                                                              --------------   ------------
Realized and unrealized gain/(loss) on investments (Notes 1
   and 3):
     Net realized gain/(loss) on investments  .............         (2,404)       (11,660)
     Net unrealized appreciation/(depreciation) on investments     (91,574)          (770)
                                                              --------------   ------------
Net realized and unrealized gain/(loss) on investments  ...        (93,978)       (12,430)
                                                              --------------   ------------
Net increase in net assets resulting from operations  .....     $  849,943       $274,354
                                                              ==============   ============

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                     STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE YEAR ENDED OCTOBER 31, 1996

                                                                       Muni         New Jersey
                                                                   Intermediate        Muni
                                                                    Portfolio       Portfolio
                                                                  --------------   ------------
Net investment income  ........................................    $   943,921      $  286,784
Net realized gain/(loss) on investments  ......................         (2,404)        (11,660)
Net unrealized appreciation/(depreciation) of investments  ....        (91,574)           (770)
                                                                  --------------   ------------
Net increase/(decrease) in net assets resulting from operations        849,943         274,354
Distributions to shareholders from net investment income  .....       (942,468)       (279,091)
Net increase/(decrease) in net assets from Portfolio share
  transactions (Note 4) .......................................        467,619       1,617,435
                                                                  --------------   ------------
Net increase/(decrease) in net assets  ........................        375,094       1,612,698
NET ASSETS:
Beginning of year  ............................................     18,095,966       5,932,442
                                                                  --------------   ------------
End of year  ..................................................    $18,471,060      $7,545,140
                                                                  ==============   ============

                     FOR THE YEAR ENDED OCTOBER 31, 1995

                                                                        Muni         New Jersey
                                                                    Intermediate        Muni
                                                                     Portfolio       Portfolio
                                                                   --------------   ------------
Net investment income  .........................................    $   979,745      $  218,748
Net realized gain/(loss) on investments  .......................       (549,436)        (21,708)
Net unrealized appreciation/(depreciation) of investments during
  the year .....................................................      1,549,201         426,833
                                                                   --------------   ------------
Net increase/(decrease) in net assets resulting from operations .     1,979,510         623,873
Distributions to shareholders from net investment income  ......     (1,001,625)       (216,955)
Net increase/(decrease) in net assets from Portfolio share
  transactions (Note 4) ........................................     (4,979,071)        961,965
                                                                   --------------   ------------
Net increase/(decrease) in net assets  .........................     (4,001,186)      1,368,883
NET ASSETS:
Beginning of year  .............................................     22,097,152       4,563,559
                                                                   --------------   ------------
End of year  ...................................................    $18,095,966      $5,932,442
                                                                   ==============   ============


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             FINANCIAL HIGHLIGHTS
               FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           Muni Intermediate Portfolio
                                                          --------------------------------------------------------------
                                                                                                              Period
                                                                            Year Ended                         Ended
                                                                           October 31,                      October 31,
                                                          ----------------------------------------------   -------------
                                                            1996        1995         1994        1993          1992+
                                                          ---------   ---------    ---------   ---------   -------------
Net asset value, beginning of year  ...................    $ 10.32     $  9.74     $ 10.59     $ 10.00        $ 10.00
                                                          ---------   ---------    ---------   ---------   -------------
Income from investment operations:
Net investment income  ................................       0.53        0.53        0.53        0.44           0.11
Net realized and unrealized gain/(loss) on investments       (0.06)       0.58       (0.85)       0.59          (0.03)
                                                          ---------   ---------    ---------   ---------   -------------
Total from investment operations  .....................       0.47        1.11       (0.32)       1.03           0.08
Distributions to shareholders from net investment
  income ..............................................      (0.53)      (0.53)      (0.53)      (0.44)         (0.08)
                                                          ---------   ---------    ---------   ---------   -------------
Net asset value, end of year  .........................    $ 10.26     $ 10.32     $  9.74     $ 10.59        $ 10.00
                                                          =========   =========    =========   =========   =============
Total return++  .......................................       4.67%      11.76%      (3.13)%     10.54%          0.74%
                                                          =========   =========    =========   =========   =============
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  ...................    $18,471     $18,096     $22,097     $94,803        $42,533
Ratio of operating expenses to average net assets  ....       0.32%       0.28%       0.25%       0.25%          0.25%*
Ratio of net investment income to average net assets  .       5.16%       5.23%       4.78%       4.41%          4.22%*
Portfolio turnover rate  ..............................         44%         28%         11%         10%             3%

------
 + The Portfolio commenced operations on June 5, 1992.
++ Total return represents aggregate total return for the period indicated.
 * Annualized.

               FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              New Jersey Muni Portfolio
                                                          --------------------------------
                                                               Year Ended October 31,
                                                          --------------------------------
                                                             1996       1995       1994+
                                                           --------   --------    ---------
Net asset value, beginning of period  ..................  $   10.00  $    9.22   $   10.00
                                                           --------   --------    ---------
Income from investment operations:
Net investment income  .................................       0.44       0.41        0.32
Net realized and unrealized loss on investments  .......      (0.03)      0.78       (0.82)
                                                           --------   --------    ---------
Total from investment operations  ......................       0.41       1.19       (0.50)
Distributions to shareholders from net investment
  income ...............................................      (0.44)     (0.41)      (0.28)
                                                           --------   --------    ---------
Net asset value, end of period  ........................  $    9.97  $   10.00   $    9.22
                                                           ========   ========    =========
Total return++  ........................................       4.24%     13.25%      (5.13)%
                                                           ========   ========    =========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)  ..................  $7,545     $5,932      $4,564
Ratio of operating expenses to average net assets  .....       0.24%      0.53%       0.60%*
Ratio of net investment income to average net assets  ..       4.56%      4.30%       3.60%*
Portfolio turnover rate  ...............................      33   %     12   %      65   %

------
 + The Portfolio commenced operations on November 1, 1993.
++ Total return represents aggregate total return for the period indicated.
 * Annualized.

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Muni Intermediate Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1996

    Face
   Amount                                                                                      Value
 -----------                                                                               -----------
MUNICIPAL BONDS & NOTES -- 96.7%
$175,000      Allegheny County, PA , Series C, General Obligation Unlimited,
                 (MBIA Insured)
                 5.875 % due 9/15/12 ....................................................    $179,583
 125,000      Beaver County, PA, Industrial Development Authority Pollution Control
                 Revenue Saint Joe Minerals Corporation Project
                 6.00 % due 5/01/07 .....................................................     125,011
 500,000      Beaver Falls, PA Municipal Authority Water & Hydroelectric Revenue
                 (FGIC Insured)
                 5.70 % due 12/01/08 ....................................................     512,810
 385,000      Berks County, PA Municipal Authority Higher Education, PA Pooled Financing
                 Program
                 6.70% due 09/01/07 .....................................................     394,394
 100,000      Bethel Park, PA, School District, General Obligation Unlimited,
                 (FGIC Insured)
                 5.40% due 08/01/00 .....................................................     102,478
 400,000      Boyertown, PA, School District, Series A, General Obligation Unlimited,
                 (AMBAC Insured)
                 6.45% due 02/01/06 .....................................................     402,788
 100,000      Bucks County, PA, Community College Authority College Building Revenue
                 6.05% due 06/15/06 .....................................................     104,785
  70,000      Butler County, PA Airport Authority Revenue
                 7.25% due 11/01/99 .....................................................      74,118
 100,000      Chambersburg, Pennsylvania Area School District, Series B, General
                 Obligation Unlimited, (AMBAC Insured)
                 6.625% due 04/01/09 ....................................................     105,519
 190,000      College Township, Industrial Development Authority, PA, Corning Glass
                 Works Project
                 6.60% due 06/01/04 .....................................................     190,245
 210,000      Coraopolis-Verona Housing Development Corporation, Multifamily Mortgage
                 Revenue (FHA Insured)
                 5.35% due 07/01/03. ....................................................     214,706
  10,000      Cornwall-Lebanon, PA, School District, General Obligation Unlimited, (FGIC
                 Insured),
                 5.30% due 02/15/01 .....................................................      10,124
 200,000      Dauphin County, PA, General Obligation Unlimited, (MBIA Insured)
                 5.40% due 08/01/06 .....................................................     204,404
 100,000      Dauphin County, PA, General Authority Revenue
                 6.85% due 06/01/26 .....................................................     106,364
 130,000      Dauphin County, PA, General Authority Revenue
                 6.80% due 06/01/26 .....................................................     139,253
 500,000      Dauphin County, PA, General Authority Revenue
                 6.00% due 06/01/26 .....................................................     513,165
 250,000      Delaware County, PA, Unrefunded Balance, General Obligation Unlimited
                 7.25% due 12/01/00 .....................................................     250,722
 600,000      Delaware River Joint Toll Bridge, Refunding, (FGIC Insured)
                 6.15% due 7/01/04 ......................................................     639,420
 280,000      Delaware River Port Authority,PA & NJ Del River Bridges Revenue
                 6.50% due 1/15/11 ......................................................     298,875

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Muni Intermediate Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1996

    Face
   Amount                                                                                      Value
 -----------                                                                              -----------
MUNICIPAL BONDS & NOTES -- (Continued)
$ 40,000      Delaware River Port Authority,PA & NJ Del River Bridges Revenue
                 6.00% due 1/15/10 ......................................................    $ 41,475
 100,000      Eastern Montgomery County, PA, Refunding,
                 5.90% due 06/15/02 .....................................................     100,746
 150,000      Eastern Montgomery County, PA, Refunding
                 5.75% due 06/15/01 .....................................................     151,074
  50,000      Erie County, PA, Hospital Authority Revenue, Saint Vincent Health Center,
                 Series B (MBIA Insured)
                 5.00% due 07/01/98 .....................................................      50,739
 100,000      Gettysburg, PA, Municipal Authority College Revenue, Gettysburg College
                 Project,
                 5.95% due 02/15/00 .....................................................     103,834
 100,000      Gettysburg, PA, Municipal Authority County, Guaranteed Hospital Revenue,
                 Gettysburg Hospital Project, (MBIA County Guaranteed)
                 6.20% due 07/01/12 .....................................................     104,248
 570,000      Greene County, PA, Industrial Development Authority, Pollution Control
                 Revenue, West Pennsylvania Power, Hatfield Ferry
                 6.10% due 02/01/07 .....................................................     570,969
 100,000      Greene County, PA, Industrial Development Authority, Pollution Control
                 Revenue, West Pennsylvania Power, (MBIA Insured)
                 6.10% due 02/01/07 .....................................................     100,059
 275,000      Hazleton, PA, Area School District, Series A, General Obligaton Unlimited,
                 5.875% due 03/01/10 ....................................................     284,394
 100,000      Hempfield, PA, School District, Lancaster School, General Obligation
                 Unlimited, (FGIC Insured)
                 6.10% due 08/15/02 .....................................................     107,613
 100,000      Lancaster County, PA, General Obligaton Unlimited, (FGIC Insured)
                 6.10% 07/01/01 .........................................................     100,130
 170,000      Lancaster, PA, Higher Education Authority College Revenue, Franklin &
                 Marshall College PJ, (MBIA Insured)
                 6.55% due 04/15/07 .....................................................     184,635
 375,000      Lycoming County, PA, College Revenue, PA College of Technology, (AMBAC
                 Insured)
                 5.20% due 11/01/04 .....................................................     383,081
 100,000      Montgomery County, PA, Higher Education & Health Authority Hospital
                 Revenue Abington Memorial Hospital, Series A, (AMBAC Insured)
                 5.80% 06/01/04 .........................................................     105,639
  60,000      Montgomery County, PA Industrial Development Authority Revenue
                 7.50% 01/01/12 .........................................................      64,400
 100,000      Montgomery County, PA, Series A, General Obligation Unlimited
                 5.00% due 10/15/05 .....................................................     100,496
 100,000      New Kensington, PA, General Obligation Unlimited, (FGIC Insured)
                 5.625% due 10/01/04 ....................................................     102,407
 200,000      North East, PA, School District, Refunding, (AMBAC Insured)
                 6.00% due 09/15/10 .....................................................     207,074
 200,000      North Penn, PA, School District, Series A, General Obligation Unlimited
                 6.20% due 09/01/07 .....................................................     210,178
 250,000      North Pocono, School District, PA, General Obligation Unlimited,
                 (FGIC Insured),
                 5.25% due 07/15/06 .....................................................     252,468

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Muni Intermediate Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1996

    Face
   Amount                                                                                      Value
 -----------                                                                               -----------
MUNICIPAL BONDS & NOTES -- (Continued)
$  100,000    Palisades School District, PA, 1st Series, General Obligation Unlimited
                 5.85% due 09/01/03 ....................................................    $  100,606
    75,000    Palisades School District, PA, 1st Series, General Obligation Unlimited
                 5.70% due 09/01/02 ....................................................        75,270
   275,000    Penn Trafford, PA, School District, General Obligation Unlimited,
                 (MBIA Insured)
                 6.50% due 04/01/06 ....................................................       290,177
   200,000    Pennridge Penn School District, Series A, General Obligation Unlimited,
                 (AMBAC Insured)
                 6.25% due 02/15/04 ....................................................       213,290
   100,000    Pennsylvania Housing Finance Agency, Single Family Mortgage, Series S,
                 (FHA Insured)
                 7.15% due 10/01/01 ....................................................       104,994
   125,000    Pennsylvania Housing Finance Agency, Single Family Mortgage, Series S (FHA
                 Insured)
                 7.60% due 04/01/16 ....................................................       134,248
   350,000    Pennsylvania Housing Finance Agency, Refunding, Rental Housing,
                 5.25% due 07/01/04 ....................................................       354,158
   500,000    Pennsylvania Housing Finance Agency, Refunding, Rental Housing
                 5.45% due 07/01/06 ....................................................       508,280
   330,000    Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 38
                 5.50% due 04/01/05 ....................................................       334,643
   500,000    Pennsylvania Infrastructure Investment Authority Revenue Pennvest Loan
                 Pool -- Remarket 5/3/93-A
                 5.90% due 09/01/10 ....................................................       512,885
   300,000    Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue, City
                 of Philadelphia Funding Program, (FGIC Insured)
                 6.00% due 06/15/02 ....................................................       320,121
   300,000    Pennsylvania State, Certificates of Participation, Series A, (AMBAC
                 Insured)
                 5.00% due 07/01/03 ....................................................       304,053
 1,000,000    Pennsylvania State Finance Authority Revenue, Refunding, Municipal Capital
                 Improvements Program
                 6.60% due 11/01/09 ....................................................     1,067,030
   580,000    Pennsylvania State Higher Education Assistance Agency Student Loan
                 Revenue, Refunding, Series A, (FGIC Insured)
                 6.80% due 12/01/00 ....................................................       622,299
   250,000    Pennsylvania State Higher Educational Facilities Authority College &
                 University Revenues University of Pennsylvania, Series A
                 5.60% due 09/01/10 ....................................................       253,595
    55,000    Perkiomen Valley School Authority, PA, School Revenue, (MBIA Insured)
                 6.40% due 12/01/02 ....................................................        57,216
   320,000    Philadelphia, PA, Hospitals Revenue, Hospital University, PA, (FGIC
                 Insured)
                 5.875% due 07/01/08 ...................................................       333,850
   260,000    Pittsburgh,PA Urban Redevelopment Authority Mortgage Revenue, Series D
                 5.75% due 10/01/07                                                            263,245
   150,000    Pittsburgh,PA Urban Redevelopment Authority Mortgage Revenue, Series D
                 6.20% due 4/01/11 .....................................................       152,123

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Muni Intermediate Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1996

    Face
   Amount                                                                                      Value
 -----------                                                                               -----------
MUNICIPAL BONDS & NOTES -- (Continued)
$155,000      Pittsburgh,PA Urban Redevelopment Authority Mortgage Revenue, Series D
                 6.20% due 10/01/11 .....................................................    $157,193
 110,000      Reading, Pennsylvania, General Obligation Unlimited, (AMBAC Insured)
                 6.00% due 11/15/03 .....................................................     111,420
 100,000      Reading, Pennsylvania, General Obligation Unlimited, (AMBAC Insured)
                 6.10% due 11/15/04 .....................................................     101,290
 235,000      Ringgold,PA School District
                 6.20% due 01/15/13 .....................................................     245,925
 250,000      Sayre, PA, Health Care Facilities Authority Revenue, (AMBAC Insured)
                 6.10% due 07/01/02 .....................................................     267,215
 100,000      Seneca Valley, PA, School District, Series B, General Obligation
                 Unlimited, (FGIC Insured)
                 5.70% due 07/01/06 .....................................................     103,360
 125,000      Seneca Valley, PA, School District, Series B, General Obligation
                 Unlimited, (FGIC Insured)
                 5.80% due 7/01/10 ......................................................     127,880
 200,000      Souderton, PA Area School District, Refunding, General Obligation
                 Unlimted, (MBIA Insured)
                 5.90% due 9/01/04 ......................................................     201,438
 285,000      Southeastern Pennsylvania Transportation Authority, Revenue
                 6.00% due 06/01/01 .....................................................     301,789
 110,000      Southeastern Pennsylvania Transportation Authority, Revenue
                 6.00% due 06/01/00 .....................................................     115,474
 250,000      State Public School Building Authority, PA, School, Hazleton Area School
                 District Project, (FGIC Insured)
                 6.50% due 03/01/08 .....................................................     267,033
 100,000      State Public School Building Authority, PA, School, Erie County Area
                 Vocational Technical School G, (MBIA Insured)
                 5.45% due 06/15/98 .....................................................     100,933
 100,000      Swarthmore Borough, PA College Revenue
                 6.10% due 09/15/07 .....................................................     106,211
 120,000      Swatara Township Authority, PA, Sewer, Revenue, (MBIA Insured)
                 6.15% due 05/01/07 .....................................................     130,452
 325,000      Wayne County, PA, Hospital & Health Facilities Authority, County
                 Guaranteed Hospital Revenue, Wayne Memorial Hospital Project, (MBIA
                 Insured)
                 5.05% due 07/01/03 .....................................................     329,566
 240,000      Westmoreland County, PA, Municipal Authority, Municipal Services Revenue,
                 Series P, (MBIA Insured)
                 5.80% due 07/01/01 .....................................................     253,087
 100,000      Wilkinsburg, PA, Joint Water Authority, Water Revenue, Series A, (AMBAC
                 Insured)
                 6.10% due 08/15/04 .....................................................     107,613
  40,000      William Penn, PA, School District, General Obligation Unlimited
                 8.00% due 08/01/00 .....................................................      42,615
 500,000      Williamsport, PA, Municipal Water Authority, Water Revenue, (FGIC Insured)
                 6.95% due 01/01/04 .....................................................     502,725

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Muni Intermediate Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1996

    Face
   Amount                                                                                      Value
 -----------                                                                                -----------
MUNICIPAL BONDS & NOTES -- (Continued)
$100,000      Wilson, PA, Area School District, Series A, General Obligation Unlimited,
                 (AMBAC Insured)
                 6.20% due 05/15/07 ....................................................     $101,351
 100,000      Wilson, PA, Area School District, Refunding, Series B, General Obligation
                 Unlimited, (AMBAC Insured)
                 6.00% due 05/15/03 ....................................................      100,676
 170,000      York County, PA, Industrial Development Authority, Industrial Development
                 Revenue, Refunding, Stanley Works Project
                 6.25% due 07/01/02 ....................................................      182,220

TOTAL INVESTMENTS -- (Cost $17,628,744*)  .......      96.7%     $17,853,972
OTHER ASSETS LESS LIABILITIES  ..................       3.3%         617,088
                                                     --------    -------------
NET ASSETS  .....................................     100.0%     $18,471,060
                                                     ========    =============
NET ASSET VALUE ($18,471,060 divided by 1,799,502
  shares outstanding) ...........................                $     10.26
                                                                 =============


------
* Aggregate cost for Federal tax purposes.


INSURANCE ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Administration
MBIA -- Municipal Bond Investors Assurance

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            New Jersey Muni Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1996

    Face
   Amount                                                                                    Value
                                                                                           ----------
MUNICIPAL BONDS & NOTES - 97.1%
   $100,000  Beach Haven, NJ, General Obligation Unlimited, (MBIA Insured)
              5.70% due 08/15/03 .......................................................    $106,225
    100,000  Burlington Township, NJ, General Obligation Unlimited
              4.70% due 02/15/02 .......................................................     101,066
    100,000  Burlington County, NJ, General Obligation Unlimited
              5.20% due 09/15/02 .......................................................     103,155
    150,000  Cape May County, NJ, General Improvements, General Obligation  Unlimited,
             (AMBAC Insured)
              5.35% due 08/01/04 .......................................................     155,472
    200,000  Cape May County, NJ Municipal Utilities, Sewer Revenue, Refunding,  (AMBAC
             Insured)
              5.60% due 01/01/05 .......................................................     209,178
    100,000  Delaware River Joint Bridge, Commonwealth of Pennsylvania Bridge  Revenue,
             Refunding, (FGIC Insured)
              6.15% due 07/01/04 .......................................................     106,570
    150,000  Delaware River Port Authority, PA,NJ, & DE River Bridges Revenue
              6.50% due 01/15/11 .......................................................     160,112
    125,000  Egg Harbor Township, NJ School District, General Obligation Unlimited,
              (MBIA Insured)
              4.75% due 03/01/03 .......................................................     125,264
    100,000  Gloucester County, NJ, General Obligation Unlimited, (AMBAC Insured)
              4.50% due 01/01/98 .......................................................     100,684
    200,000  Hasbrouck Heights, NJ, General Improvements, General Obligation  Unlimited
              5.25% due 09/01/04 .......................................................     205,410
    250,000  Hudson County, NJ Certificates of Participation, Refunding -- Correctional
              Facilities, (MBIA Insured)
              6.20% due 06/01/03 .......................................................     268,378
    200,000  Hunterdon, NJ, Central Regional High School District, General Obligation
              Unlimited, (FSA Insured)
              5.25% due 05/01/06 .......................................................     203,290
    125,000  Manchester Township, NJ, Board of Education Certificates of Participation,
              Refunding, (MBIA Insured)
              4.70% due 12/15/02 .......................................................     125,575
    150,000  Mercer County, NJ, Improvement Authority Revenue, Refunding --
              Governmental Leasing, (County Guaranteed -- A)
              5.40% due 12/01/05 .......................................................     155,762
    150,000  Middle Township, NJ, Sewer Authority, Sewer Revenue, Refunding --  Series
             A (FGIC Insured)
              4.65% due 01/01/02 .......................................................     150,442
    125,000  Monmouth County, NJ, Improvement Authority, Refunding -- Water  Treatment
             Facilities, (MBIA Insured)
              4.80% due 08/01/05 .......................................................     124,022

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1996

    Face
   Amount                                                                                    Value
----------                                                                                 ----------
MUNICIPAL BONDS & NOTES -- (Continued)
   $125,000  Monmouth County, NJ, Improvement Authority Revenue, Governmental  Loans,
             (FSA Insured)
              4.75% due 07/15/03 ........................................................   $125,490
    200,000  Morris Township, NJ, School District, General Obligation Unlimited
              5.625% due 4/01/06 ........................................................    208,074
    125,000  New Jersey State Building Authority, State Building Revenue
              4.70% due 06/15/06 ........................................................    121,284
    125,000  New Jersey Health Care Facilities Finance Authority Revenue, (Mountainside
              Hospital), (MBIA Insured)
              4.60% due 07/01/00 ........................................................    125,705
    100,000  New Jersey Health Care Facilities Finance Authority Revenue, (St. Joseph's
              Hospital & Medical Center -- A)
              5.00% due 07/01/03 ........................................................    100,556
    200,000  New Jersey Economic Development Authority, Market Transition Facilities
              Revenue, Senior Lien -- Series A, (MBIA Insured)
              5.125% due 07/01/00 .......................................................    203,830
    200,000  New Jersey Economic Development Authority, Market Transition Facilities
              Revenue, Senior Lien -- Series A, (MBIA Insured)
              5.70% due 07/01/05 ........................................................    209,304
    125,000  New Jersey Economic Development Authority, Market Transition Facilities
              Revenue, Senior Lien -- Series A, (MBIA Insured)
              5.75% due 07/01/06 ........................................................    130,839
    250,000  New Jersey State, General Obligation Unlimited, Refunding -- Series C
              6.50% due 01/15/03 ........................................................    262,792
    100,000  New Jersey State, General Obligation Unlimited, Refunding -- Series D
              5.10% due 02/15/00 ........................................................    102,299
    125,000  New Jersey State Educational Facilities Authority Revenue, Higher
              Education Equipment Leasing Fund -- A, (MBIA Insured)
              5.00% due 09/01/00 ........................................................    126,950
    150,000  New Jersey State Educational Facilities Authority Revenue, Princeton
              University -- Series C
              4.75% due 07/01/05 ........................................................    149,780
    100,000  New Jersey State Educational Facilities Authority Revenue, Higher
              Education Facilities Trust Fund -- Series A, (AMBAC Insured)
              5.125% due 09/01/02 .......................................................    102,499
    125,000  New Jersey State Educational Facilities Authority Revenue, Higher
              Education Facilities Trust Fund -- Series A, (AMBAC Insured)
              5.125% due 09/01/08 .......................................................    123,832
    125,000  New Jersey State Housing and Mortgage Finance Agency Revenue, Home  Buyer
             -- Series P, (MBIA Insured)
              5.05% due 04/01/07 ........................................................    125,125
    100,000  New Jersey State Transportation Trust Fund Authority, Transportation
             System  -- Series A, (FSA Insured)
              4.75% due 6/15/03 .........................................................    101,014

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1996

    Face
   Amount                                                                                    Value
----------                                                                                 ----------
MUNICIPAL BONDS & NOTES -- (Continued)
   $150,000  New Jersey State Transportation Trust Fund Authority, Transportation
             System  -- Series A
              5.30% due 12/15/01 .......................................................    $155,635
    200,000  New Jersey State Transportation Trust Fund Authority, Transportation
             System  -- Series B, (MBIA Insured)
              5.00% due 06/15/04 .......................................................     202,772
    125,000  New Jersey State Transportation Trust Fund Authority, Transportation
             System  -- Series A, (MBIA Insured)
              4.75% due 12/15/07 .......................................................     120,390
    125,000  New Jersey Wastewater Treatment Trust, Refunding -- Series C, (MBIA
              Insured)
              6.25% due 05/15/03 .......................................................     135,942
    100,000  Ocean County, NJ, General Improvement, General Obligation Unlimited
              5.65% due 07/01/06 .......................................................     105,005
    250,000  Ocean Township, NJ Sewer Authority
              6.00% due 12/01/07 .......................................................     264,570
    200,000  Park Ridge, NJ, General Obligation Unlimited
              5.60% due 11/01/03 .......................................................     210,266
    125,000  Passaic County, NJ, General Obligation Unlimited
              4.70% due 09/01/03 .......................................................     125,021
    130,000  Perth Amboy, NJ, General Obligation Unlimited, (MBIA Insured)
              6.20% due 08/01/06 .......................................................     141,508
    125,000  Port Authority of New York & New Jersey, Consolidated -- 91st Series
              4.40% due 11/15/01 .......................................................     124,184
    100,000  Port Authority of New York & New Jersey, Consolidated -- 86th Series
              4.60% due 07/01/02 .......................................................     100,014
    125,000  Port Authority of New York, Consolidated
              5.80% due 02/01/07 .......................................................     125,574
     25,000  Rutgers State University, NJ, Refunding -- Series S
              4.00% due 05/01/97 .......................................................      25,043
    250,000  Southern Regional High School District, General Obligation Unlimited,
              (MBIA Insured)
              5.40% due 09/01/04 .......................................................     260,012
    160,000  Sparta Township, NJ School District, General Obligation Unlimited, (MBIA
              Insured)
              5.75% due 09/01/04 .......................................................     170,030
    100,000  Surf City, NJ, General Obligation Unlimited, (MBIA Insured)
              5.15% due 01/15/06 .......................................................     101,868
    175,000  West Long Branch, NJ, Board of Education Certificates of Participation,
              (MBIA Insured)
              4.60% due 12/15/04 .......................................................     171,990
     65,000  Woodbridge Township, NJ, General Obligation Unlimited, Refunding --  Sewer
             Utilities -- Series B
              4.25% due 09/15/01 .......................................................      63,792
                                                                                           ----------

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1996

  Face
 Amount                                                              Value
 -------                                                          ------------
TOTAL INVESTMENTS (Cost $7,228,744*) ............       97.1%    $7,323,594
OTHER ASSETS LESS LIABILITIES ...................        2.9%       221,546
                                                    --------      ------------
NET ASSETS ......................................      100.0%    $7,545,140
                                                    ========      ============
NET ASSET VALUE ($7,545,140 divided by
  756,459  shares outstanding) ..................                $     9.97
                                                                  ============


 ------
  * Aggregate cost for federal tax purposes.
 INSURANCE ABBREVIATIONS:
 AMBAC- American Municipal Bond Assurance Corporation
 FGIC - Federal Guaranty Insurance Corporation
 FSA - Financial Security Assurance
 MBIA - Municipal Bond Investors Assurance


                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Portfolios (the "Fund") is an investment company which was organized as a "Massachusetts business trust" on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of October 31, 1996, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   Portfolio valuation: Municipal obligations for which quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

   Dividends and distributions to shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains of each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

   Organization costs: Organization costs are being amortized on a straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.


   Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code by distributing substantially all of its tax-exempt (and taxable, if any,) income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY
   TRANSACTIONS

   The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. Each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

   Investment Company Capital Corp. ("ICC"), a wholly-owned subsidiary of Alex. Brown & Sons Incorporated, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee computed daily and payable monthly at the annual rate of 0.12% of the first $100 million of the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"), 0.08% of the next $150 million of the combined aggregate average daily net assets of the Companies, 0.04% of the next $500 million of the combined aggregate average daily net assets of the Companies and 0.03% of the combined aggregate average daily net assets of the Companies in excess of $750 million. This fee is allocated to each Fund based on its relative net assets.

   The Fund pays each Board member, other than Mr. Church, an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the year ended October 31, 1996 include Legal Fees paid to Drinker Biddle and Reath. A partner of the firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 1996, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

 Portfolio                                Purchases                  Sales
 ----------                              ------------             ------------
Muni Intermediate Portfolio .             $8,450,330              $7,863,805
New Jersey Muni Portfolio  ..              3,532,203               2,062,544

   At October 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

 Portfolio                              Appreciation            Depreciation
 ----------                            --------------           --------------
Muni Intermediate Portfolio .             $291,932                 $66,704
New Jersey Muni Portfolio  ..             $111,968                 $17,117

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

4. SHARES OF BENEFICIAL INTEREST

   The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                        Year Ended                     Year Ended
                                         10/31/96                       10/31/95
                               ----------------------------   -----------------------------
                                  Shares         Amount          Shares         Amount
                                -----------   -------------    -----------   --------------
Muni Intermediate Portfolio:
   Sold .....................     359,842      $ 3,686,100       329,415      $ 3,250,600
   Redeemed .................    (313,802)      (3,218,481)     (845,139)      (8,229,671)
                                -----------   -------------    -----------   --------------
   Net increase/(decrease) ..      46,040      $   467,619      (515,724)     $(4,979,071)
                                ===========   =============    ===========   ==============


                                      Year Ended                   Year Ended
                                       10/31/96                     10/31/95
                             ---------------------------   --------------------------
                                Shares         Amount        Shares        Amount
                              -----------   ------------    ----------   ------------
New Jersey Muni Portfolio:
   Sold ...................     263,097      $2,617,250      181,200     $1,752,209
   Redeemed ...............    (100,048)       (999,815)     (82,755)      (790,244)
                              -----------   ------------    ----------   ------------
   Net increase ...........     163,049      $1,617,435       98,445     $  961,965
                              ===========   ============    ==========   ============

5. CAPITAL LOSS CARRYFORWARD

   At October 31, 1996, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                Expiring     Expiring     Expiring     Expiring      Expiring
        Portfolio               in 2000      in 2001       in 2002      in 2003      in 2004
        ---------              ---------    ---------     --------    ----------    ----------
Muni Intermediate Portfolio       $656        $4,787      $215,936     $549,436      $ 2,107
New Jersey Muni Portfolio  .        --            --        74,408       21,708       11,660

6. CONCENTRATION OF CREDIT

   The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent. As of October 31, 1996, the Muni Intermediate Portfolio maintained substantially all of its investments in debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained substantially all of its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Glenmede Portfolios:


   We have audited the accompanying statement of assets and liabilities of the Muni Intermediate Portfolio and New Jersey Muni Portfolio of The Glenmede Portfolios, (the "Portfolios") including the portfolio of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years (or periods) then ended, and the financial highlights for each of the five years (or periods) presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Glenmede Portfolios as of October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years (or periods) then ended and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
December 9, 1996

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           TAX INFORMATION (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 1996

   Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the year ended October 31, 1996, 100% is tax exempt for regular Federal income taxes and Pennsylvania taxes.

   Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the year ended October 31, 1996, 100% is tax exempt for regular Federal income taxes and New Jersey taxes.

             THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
                       OFFICERS AND DIRECTORS/TRUSTEES

John W. Church, Jr.                    Mary Ann B. Wirts
 Chairman, President and                Executive Vice President
 Director/Trustee
                                       Kimberly C. Osborne
H. Franklin Allen, Ph.D.                Vice President
  Director/Trustee
                                       Michael P. Malloy
Willard S. Boothby, Jr.                 Secretary
  Director/Trustee
                                       Joseph A. Finelli
Francis J. Palamara                     Treasurer
 Director/Trustee
                                       Edward J. Veilleux
G. Thompson Pew, Jr.                    Assistant Secretary
  Director/Trustee


Investment Advisor                     Investment Sub-Advsior
 The Glenmede Trust Company             (for Emerging Markets Portfolio)
 One Liberty Place                      Pictet International Management Limited
 1650 Market Street, Suite 1200         Cutlers Garden
 Philadelphia, Pennsylvania 19103       5 Devonshire Square
                                        London, United Kingdom EC2M 4LD
Administrator
 Investment Company Capital Corp.      Distributor
 P.O. Box 515                           Armata Financial Corp.
 Baltimore, Maryland 21203              135 East Baltimore Street
                                        Baltimore, Maryland 21202
Custodian
 The Chase Manhattan Bank, N.A.
 3 Chase Metrotech Center
 Brooklyn, NY 11245


Legal Counsel
 Drinker Biddle & Reath
 1100 Philadelphia National Bank Bldg.
 Philadelphia, Pennsylvania 19107

Independent Accountants
 Coopers & Lybrand L.L.P.
 2400 Eleven Penn Center
 Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of

The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the

Fund's investment policies and expenses as well as other pertinent information.